UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23333

Cliffwater Corporate Lending Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Registrant's telephone number, including area code: (414) 299-2000

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Item 1. Report to Shareholders

CLIFFWATER CORPORATE LENDING FUND

Annual Report

For the Fiscal Period Ended March 31, 2022

Cliffwater Corporate Lending Fund

Table of Contents
For the Period Ended March 31, 2022

Letter to Shareholders (Unaudited)	2-3
Fund Performance (Unaudited)	4-5
Report of Independent Registered Public Accounting Firm	6
Consolidated Schedule of Investments	7-56
Consolidated Statement of Assets and Liabilities	57
Consolidated Statements of Operations	58
Consolidated Statements of Changes in Net Assets	59
Consolidated Statement of Cash Flows	60-63
Consolidated Financial Highlights	64-65
Notes to Consolidated Financial Statements	66-100
Other Information (Unaudited)	101
Fund Management (Unaudited)	102-104
Privacy Notice (Unaudited)	105-106

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Corporate Lending Fund

Letter to Shareholders
March 31, 2022 (Unaudited)

To our shareholders:

We recently completed two and three-quarter years of operation and want to thank you for the continued trust you have placed in us.

Performance has been consistently strong relative to our objective. The Cliffwater Corporate Lending Fund (the “Fund”) produced a net 8.50% annualized return from its June 5, 2019 inception, through March 31, 2022. This compares to a 3.94% annualized return for the S&P/LSTA Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measures 2.25% for the same period compared to 8.70% for the S&P/LSTA Leveraged Loan Index.

The Fund experienced strong investor inflows over the trailing quarter, with net-asset-value growing from $4.7 billion on December 31, 2021 to $6.7 billion on March 31, 2022. This asset growth has been supported by significant investment in personnel and technology to grow our platform and the onboarding of additional strategic lending partners to access high quality senior corporate loans. Factors materially affecting the Fund’s performance during the most recently completed quarter include a high current cash yield, and the absence of realized losses.

We remain confident in the Fund’s continued performance despite the uncertain economic environments brought by the Russian invasion of Ukraine and unexpected inflation. The Fund’s 7.2% net current yield remains attractive and the floating-rate nature of our loans should react favorably in a rising interest rate economy.

We again sincerely thank you for your support.

Regards,

Stephen L. Nesbitt
Chief Investment Officer
Cliffwater LLC

The performance data shown represents past performance which does not guarantee future results. It is net of all fees. Current performance may be lower or higher than the performance quoted. All performance shown assumes reinvestment of dividends.

Cliffwater Corporate Lending Fund

Letter to Shareholders
March 31, 2022 (Unaudited) (Continued)

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

The Fund is a non-diversified management investment company and may be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Corporate Lending Fund

Fund Performance
March 31, 2022 (Unaudited)

Performance of a $10,000,000 Investment

This graph compares a hypothetical $10,000,000 investment in the Fund’s Class I Shares with a similar investment in the S&P LSTA Leverage Loans Index and Bloomberg US Aggregate Index. These indices do not serve as benchmarks for the Fund and are shown for illustrative purposes only. The Fund does not have a designated performance benchmark. Results include the reinvestment of all dividends and capital gains. These indices do not reflect expenses, fees, or sales charges, which would lower performance.

The S&P LSTA Leverage Loans Index is designed to measure the performance of the global senior loan market. The fixed-weight index is 75% weighted in the S&P/LSTA Leveraged Loan Index and 25% weighted in the S&P European Leveraged Loan Index. The index is unmanaged and it is not available for investment.

The Bloomberg US Aggregate Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of March 31, 2022	For the Period January 1, 2022 through March 31, 2022	1 Year	Since Inception
Cliffwater Corporate Lending Fund (Inception Date June 5, 2019)	1.79%	9.28%	8.50%
S&P LSTA Leverage Loans Index	-0.10%	3.25%	3.94%
Bloomberg US Aggregate Index	-5.93%	-4.14%	1.10%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 1 (888) 442-4420.

Cliffwater Corporate Lending Fund

Management’s Discussion of Fund Performance
March 31, 2022 (Unaudited) (Continued)

The Fund has entered into an expense limitation agreement that limits the Fund’s annualized ordinary fund-wide operating expenses to 2.25% through March 6, 2023 (the “Waiver”). Ordinary fund-wide operating expenses exclude any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses. Ordinary fund-wide operating expenses include, for the avoidance of doubt, the Investment Management Fee and the Fund’s start-up, offering and organizational expenses. The performance quoted above reflects the Waiver in effect and would have been lower in its absence.

For the Fund’s current expense ratios, please refer to the Financial Highlights Section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Cliffwater Corporate Lending Fund

Report of Independent Registered Public Accounting Firm
March 31, 2022

To the Shareholders and Board of Trustees of
Cliffwater Corporate Lending Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments and forward foreign currency exchange contracts, of Cliffwater Corporate Lending Fund (the “Fund”) as of March 31, 2022, the related consolidated statements of operations and cash flows for the period January 1, 2022 through March 31, 2022 and the year ended December 31, 2021, the consolidated statements of changes in net assets for the period January 1, 2022 through March 31, 2022 and the years ended December 31, 2021 and 2020, the related notes, and the consolidated financial highlights for the period January 1, 2022 through March 31, 2022 and the years or period ended December 31, 2021, 2020 and 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations and its cash flows, the changes in net assets, and the financial highlights for each of periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian, brokers, agent banks, and underlying fund administrators or managers; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 7, 2022

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022

Principal Amount			Value
		SENIOR SECURED LOANS — 95.0%
		COMMUNICATIONS — 4.6%
	$2,947,500	1236904 B.C. Ltd. First Lien Term Loan, 5.709% (1-Month USD Libor+550 basis points), 3/4/2027[1,2,3,4]	$2,883,972
	24,936,080	AG-Twin Brook Communication Services First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 10/1/2024[2,3,4]	24,613,579
		Aspen Opco, LLC
	2,272,727	Revolver, 0.500%, 12/1/2027[2,4,5]	2,245,288
	22,159,091	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 12/1/2027[2,3,4]	21,891,563
	568,182	Revolver, 7.750% (3-Month USD Libor+450 basis points), 12/1/2027[2,3,4]	561,322
		CM Acquisitions Holdings Inc.
	301,176	Delayed Draw, 7.000% (3-Month EUR Libor+600 basis points), 5/6/2025[2,3,4]	300,302
	819,246	Incremental Term Loan, 7.000% (3-Month EUR Libor+600 basis points), 5/6/2025[2,3,4]	816,868
	2,627,543	First Lien Term Loan, 7.000% (3-Month EUR Libor+600 basis points), 5/6/2025[2,3,4]	2,619,916
	18,125,000	Crossroads Live First Lien Term Loan, 15.000%, 6/29/2022[2,3,4]	18,125,000
GBP	1,772,638	CSL DualCom Ltd First Lien Term Loan, 5.725% (6-Month GBP Libor+550 basis points), 9/25/2027[2,3,4,6]	2,319,217
	10,000,000	EP Purchaser, LLC Second Lien Term Loan, 7.000% (3-Month USD Libor+650 basis points), 11/4/2029[2,3,4]	9,807,878
		Fingerpaint Marketing, Inc.
	1,680,107	Revolver, 0.500%, 12/30/2026[2,4,5]	1,643,058
	10,296,637	Delayed Draw, 1.000%, 12/30/2026[2,4,5]	10,069,574
	4,883,721	Delayed Draw, 7.250% (3-Month USD Libor+575 basis points), 12/30/2026[2,3,4]	4,776,025
	8,139,535	First Lien Term Loan, 7.250% (3-Month USD Libor+575 basis points), 12/30/2026[2,3,4]	7,960,041
	15,000,000	HH Global Finance Limited First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4]	14,856,326
		HPS Telecommunications
	9,825,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 5/30/2025[2,3,4,7]	9,825,000
	10,000,000	First Lien Term Loan, 7.350% (3-Month USD Libor+635 basis points), 5/28/2026[2,3,4]	9,970,973
		Iconic Purchaser Corporation
	1,538,461	Revolver, 0.500%, 11/5/2027[2,4,5]	1,504,505
	2,051,282	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 11/5/2028[2,3,4]	2,026,476
	16,364,103	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 11/5/2028[2,3,4]	16,002,914

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	COMMUNICATIONS (Continued)
$14,925,000	KeyImpact Holdings, Inc. First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 6/21/2026[2,3,4]	$14,744,810
2,000,000	Lifesize Second Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 3/2/2025[2,3,4]	1,982,356
	MBS Holdings, Inc.
1,271,186	Revolver, 0.500%, 4/6/2027[2,4,5]	1,246,325
13,660,169	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 4/6/2027[2,3,4]	13,393,013
	Mc Group Ventures Corporation
4,519,231	Delayed Draw, 1.000%, 6/30/2027[2,4,5]	4,505,258
15,269,231	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 6/30/2027[2,3,4]	15,222,020
5,070,673	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 6/30/2027[2,3,4,8]	5,054,995
	OneCare Media, LLC
1,333,333	Revolver, 0.500%, 9/29/2026[2,4,5]	1,310,823
9,152,662	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 9/29/2026[2,3,4]	9,026,525
22,500,000	Outback Presents First Lien Term Loan, 11.000% (3-Month USD Sofr+900 basis points), 11/30/2025[2,3,4]	22,500,000
24,974,098	RCM Film VI First Lien Term Loan, 11.000% (3-Month USD Libor+900 basis points), 7/20/2023[2,3,4]	24,974,098
	Trunk Acquisition, Inc.
1,193,049	Revolver, 0.500%, 2/19/2026[2,4,5]	1,181,385
2,500,000	Revolver, 0.500%, 2/19/2027[2,4,5]	2,471,076
7,533,638	Delayed Draw, 7.000% (3-Month USD Libor+625 basis points), 2/19/2027[2,3,4]	7,459,985
22,443,750	First Lien Term Loan, 8.500% (3-Month USD Libor+600 basis points), 2/19/2027[2,3,4]	22,184,090
		312,076,556
	CONSUMER DISCRETIONARY — 9.5%
12,000,000	ADPD Holdings, LLC First Lien Term Loan, 6.750% (3-Month USD Sofr+575 basis points), 8/2/2027[2,3,4]	11,912,688
11,672,776	ADS Buyer, Inc. First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/31/2026[2,3,4]	11,638,894
	AG-Twin Brook Consumer Discretionary
19,889,942	First Lien Term Loan, 7.250% (3-Month USD Sofr+625 basis points), 4/22/2026[2,3,4]	19,533,549
15,000,000	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 11/30/2026[2,3,4]	14,741,311
24,937,500	First Lien Term Loan, 6.750% (1-Month USD Libor+575 basis points), 12/14/2027[2,3,4]	24,526,003

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		CONSUMER DISCRETIONARY (Continued)
		Apex Service Partners, LLC
	$1,448,718	Revolver, 0.500%, 7/31/2024[2,4,5]	$1,419,492
	9,423,638	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	9,233,528
	10,200,000	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	9,994,229
	551,282	Revolver, 6.250% (3-Month USD Libor+525 basis points), 7/31/2024[2,3,4]	540,161
	6,783,000	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,4]	6,646,162
	1,000,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	979,826
	2,496,058	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,4]	2,445,703
		Archimede SAS
EUR	4,500,000	First Lien Term Loan, 6.000% (3-Month EUR Libor+600 basis points), 10/17/2027[2,3,4,6]	4,947,583
EUR	1,500,000	Delayed Draw, 6.000% (3-Month EUR Libor+600 basis points), 10/27/2027[2,3,4,6]	1,649,194
EUR	2,500,000	First Lien Term Loan, 6.000% (3-Month EUR Libor+600 basis points), 10/27/2027[2,3,4,6]	2,748,657
		Bendon
	1,800,000	Revolver, 0.750%, 12/11/2025[2,4,5]	1,722,765
	12,870,000	First Lien Term Loan, 8.000% (3-Month USD Libor+650 basis points), 12/11/2025[2,3,4]	12,317,770
	2,974,219	Chop’t Creative Salad Company LLC First Lien Term Loan, 8.750% (1-Month USD Libor+725 basis points), 1/22/2025[2,3,4]	2,965,586
		Classic Collision
	1,382,979	Revolver, 0.500%, 1/14/2026[2,4,5]	1,373,182
	7,473,404	Delayed Draw, 1.000%, 6/23/2027[2,4,5]	7,420,466
	4,987,385	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 1/14/2026[2,3,4]	4,952,056
	11,122,301	Delayed Draw, 6.000% (3-Month USD Libor+500 basis points), 6/23/2027[2,3,4]	11,043,516
		COP Hometown Acquisitions, Inc.
	2,023,950	Delayed Draw, 5.500% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4]	2,004,163
	3,088,294	Delayed Draw, 5.500% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4]	3,058,101
	4,800,538	Delayed Draw, 5.500% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4]	4,765,609
	3,169,565	First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4]	3,138,578
		Covercraft Parent II
	2,225,000	Delayed Draw, 1.000%, 8/20/2027[2,4,5]	2,203,247
	2,775,000	Delayed Draw, 5.500% (3-Month USD Libor+450 basis points), 8/20/2027[2,3,4]	2,747,870
	7,920,000	Discovery Education, Inc. First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 10/30/2026[2,3,4]	7,897,011
		EAP Holdco, LLC
	1,804,883	Revolver, 0.500%, 11/17/2027[2,4,5]	1,783,093

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,903,189	Delayed Draw, 1.000%, 11/17/2027[2,4,5]	$1,880,211
601,628	Revolver, 6.500% (3-Month USD Libor+550 basis points), 11/17/2027[2,3,4]	594,364
19,412,523	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 11/17/2027[2,3,4]	19,178,154
16,300,000	Eddie Merlot’s First Lien Term Loan, 11.000% (3-Month USD Libor + 1100 basis points), 2/15/2024[2,3,4]	16,300,000
	Evergreen Acqco 1 LP
11,970,000	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 3/26/2028[1,2,3]	11,910,150
3,473,981	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 3/26/2028[2,3]	3,456,611
11,500,000	Gateway Casinos & Entertainment Limited First Lien Term Loan, 8.750% (3-Month USD Libor+800 basis points), 10/22/2027[2,3,4]	11,435,294
7,437,500	GSV Holding, LLC Delayed Draw, 1.000%, 4/3/2028[2,4,5]	7,364,787
	HPS Consumer Discretionary
4,634,292	First Lien Term Loan, 7.500% (3-Month USD Libor+600 basis points), 10/31/2024[2,3,4,7]	4,669,611
5,048,703	First Lien Term Loan, 7.500% (3-Month USD Libor+800 basis points), 6/27/2025[2,3,4,7]	4,936,243
15,785,313	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 7/26/2026[2,3,4]	15,370,901
	HS Parent, Inc.
14,923,897	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 4/10/2026[2,3,4]	14,793,653
1,459,743	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 4/10/2026[2,3,4]	1,447,003
14,906,250	HY Cite Enterprises LLC First Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 11/1/2026[2,3,4]	14,428,199
25,675,000	Iconix Brand Group, Inc. First Lien Term Loan, 8.562% (3-Month USD Libor+750 basis points), 8/4/2025[2,3,4]	24,990,954
20,000,000	KBP Brands, LLC Delayed Draw, 1.000%, 5/26/2027[2,4,5]	19,868,454
	KBP Investments LLC
3,868,190	Delayed Draw, 1.000%, 5/26/2027[2,4,5]	3,868,190
23,568,798	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 5/26/2027[2,4]	23,568,798
	Len the Plumber, LLC
7,144,917	Delayed Draw, 7.000% (3-Month USD Libor+450 basis points), 2/17/2026[2,3,4]	6,990,921
7,786,447	First Lien Term Loan, 7.000% (3-Month USD Libor+450 basis points), 2/17/2026[2,3,4]	7,618,625
	Macaroni Grill
10,143,175	First Lien Term Loan, 11.000% (3-Month USD Libor+700 basis points), 2/15/2023[2,3,4]	10,143,175

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		CONSUMER DISCRETIONARY (Continued)
	$4,364,116	First Lien Term Loan, 12.000%, 2/15/2023[2,3,4]	$4,364,116
	8,577,903	MAG DS Corp. First Lien Term Loan, 6.500% (1-Month USD Libor+525 basis points), 4/1/2027[1,2,3,4]	8,382,750
		NL1 Acquire Corp.
CAD	696,557	Revolver, 0.500%, 5/26/2026[2,4,5,6]	550,711
CAD	633,443	Revolver, 6.250% (3-Month CAD Libor+525 basis points), 5/26/2026[2,3,4,6]	500,811
CAD	2,598,371	Delayed Draw, 1.000%, 5/26/2028[2,4,5,6]	2,054,319
	1,223,676	Delayed Draw, 1.000%, 5/26/2028[2,4,5]	1,215,652
CAD	1,287,977	Delayed Draw, 6.250% (3-Month CAD Libor+550 basis points), 5/26/2028[2,3,4,6]	1,018,298
CAD	9,511,050	First Lien Term Loan, 6.250% (3-Month CAD Libor+550 basis points), 5/26/2028[2,3,4,6]	7,519,607
	195,833	Delayed Draw, 6.250% (3-Month CAD Libor+550 basis points), 5/26/2028[2,3,4]	194,549
	2,094,750	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 5/26/2028[2,3,4]	2,070,515
		Obagi Cosmeceuticals LLC
	2,500,000	Revolver, 0.500%, 3/16/2026[2,4,5]	2,492,743
	1,500,000	Revolver, 8.500% (3-Month USD Libor+750 basis points), 3/16/2026[2,3,4]	1,495,646
	10,917,500	First Lien Term Loan, 8.500% (3-Month USD Libor+750 basis points), 3/16/2026[2,3,4]	11,153,893
	29,828,286	Owl Rock Consumer Discretionary First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 3/26/2026[2,3,4]	29,741,704
		Quality Automotive
	1,477,132	Revolver, 0.500%, 7/16/2027[2,4,5]	1,462,691
	3,202,968	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 7/16/2027[2,3,4]	3,171,654
	4,904,925	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 7/16/2027[2,3,4]	4,856,971
		Race Winning Brands, Inc.
	2,216,515	Revolver, 0.500%, 11/16/2027[2,4,5]	2,189,755
	908,485	Revolver, 6.250% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	897,517
	21,875,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	21,610,902
	1,959,900	RCS Consumer Discretionary First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 6/6/2025[2,3,4,7]	1,926,459
		RefrigiWear, LLC
	1,665,213	Revolver, 0.500%, 11/2/2027[2,4,5]	1,645,109
	936,683	Revolver, 5.750% (3-Month USD Libor+475 basis points), 11/2/2027[2,3,4]	925,374
	15,698,104	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 11/2/2027[2,3,4]	15,508,580
		Regent Holding Company, LLC
	546,993	Revolver, 0.500%, 2/25/2026[2,4,5]	543,118
	2,272,556	Revolver, 8.750% (1-Week USD Libor+775 basis points), 2/25/2026[2,3,4]	2,256,459

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Stanton Carpet Corp.
$1,189,468	Revolver, 0.500%, 10/1/2026[2,4,5]	$1,175,323
9,303,571	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 10/1/2027[2,3,4]	9,192,933
21,500,000	Sullivans Steakhouse First Lien Term Loan, 12.000% (3-Month USD Libor+700 basis points), 2/15/2023[2,3,4]	21,500,000
9,975,000	Summit Buyer, L.L.C. First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 9/17/2027[2,3,4]	9,904,342
10,000,000	Truck-Lite Co., LLC First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 12/13/2026[2,3,4]	9,929,165
	Twin Brook Consumer Discretionary
4,903,904	First Lien Term Loan, 7.500% (3-Month USD Libor+575 basis points), 2/14/2024[2,3,4,7]	4,857,912
20,000,000	First Lien Term Loan, 7.500% (2-Month USD Libor+575 basis points), 2/14/2024[2,3,4]	19,812,426
9,925,021	First Lien Term Loan, 7.250% (3-Month USD Libor+525 basis points), 4/20/2026[2,3,4]	9,837,880
8,000,000	Woof Holdings, Inc. Second Lien Term Loan, 8.178% (1-Month USD Libor+725 basis points), 12/21/2028[1,2,3,4]	8,000,000
		641,124,175
	CONSUMER STAPLES — 2.5%
	BCPE North Star US Holdings Co.
2,210,526	Delayed Draw, 1.000%, 6/10/2028[2,4,5]	2,196,185
11,760,000	First Lien Term Loan, 4.750% (1-Month USD Libor+400 basis points), 6/10/2028[2,3,4]	11,683,705
3,580,107	C.P. Converters, Inc. First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 6/18/2023[2,3,4]	3,569,715
13,895,000	Cardenas Markets, Inc. First Lien Term Loan, 7.500% (3-Month USD Libor+625 basis points), 6/3/2027[2,3,4]	13,889,304
8,608,408	HPS Consumer Staples First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 9/1/2026[2,3,4,7]	8,646,696
	Innovation Ventures Holdco, LLC
20,000,000	Delayed Draw, 1.000%, 3/11/2027[2,4,5]	20,000,000
30,000,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 3/11/2027[2,3,4]	29,608,700
	JTM Foods, LLC
1,158,366	Delayed Draw, 0.500%, 5/14/2027[2,4,5]	1,138,601
447,678	Revolver, 0.500%, 5/14/2027[2,4,5]	440,039
671,517	Revolver, 5.750% (3-Month USD Libor+475 basis points), 5/14/2027[2,3,4]	660,059

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		CONSUMER STAPLES (Continued)
	$7,664,522	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 5/14/2027[2,3,4]	$7,533,745
	3,716,499	JUUL Labs, Inc. First Lien Term Loan, 8.500% (3-Month USD Libor+800 basis points), 8/2/2023[2,3,4]	3,693,882
	25,000,000	Maxor National Pharmacy Services, LLC First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 12/6/2027[2,3,4]	24,448,697
		Purfoods, LLC
	1,125,000	Delayed Draw, 1.000%, 8/12/2026[2,4,5]	1,121,735
	1,865,625	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 8/12/2026[2,3,4]	1,860,210
	4,432,500	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 8/12/2026[2,3,4]	4,419,634
	18,052,123	Summerland Wine Brands SS First Lien Term Loan, 12.000% (3-Month USD Libor+900 basis points), 9/4/2022[2,3,4]	18,052,123
		SWK Buyer, Inc.
	1,105,263	Revolver, 0.500%, 3/11/2029[2,4,5]	1,095,202
	3,070,175	Delayed Draw, 1.000%, 3/11/2029[2,4,5]	3,070,176
	13,201,754	First Lien Term Loan, 6.250% (3-Month USD SOFR+525 basis points), 3/11/2029[2,3,4]	13,081,574
	122,807	Revolver, 7.750% (3-Month USD SOFR+425 basis points), 3/11/2029[2,3,4]	121,689
			170,331,671
		ENERGY — 0.2%
	4,783,546	Drilling Info Holdings, Inc. Second Lien Term Loan, 8.460% (3-Month USD Libor+825 basis points), 7/30/2026[2,3,4]	4,751,277
		Integrated Power
	2,730,835	Revolver, 0.500%, 11/22/2027[2,4,5]	2,704,137
	3,167,877	Delayed Draw, 1.000%, 11/22/2028[2,4,5]	3,136,906
	2,468,915	Delayed Draw, 6.250% (3-Month USD Libor+475 basis points), 11/22/2028[2,3,4]	2,444,777
			13,037,097
		FINANCIALS — 13.4%
	5,000,000	Alacrity First Lien Term Loan, 10.500% (3-Month USD Libor+975 basis points), 12/21/2029[2,3,4]	4,842,609
	24,983,658	Alera Group Holdings, Inc. Delayed Draw, 1.000%, 9/30/2028[2,4,5]	24,822,885
GBP	10,791,367	Apus Bidco Limited First Lien Term Loan, 6.221% (3-Month GBP Libor+550 basis points), 2/9/2028[2,3,4,6]	13,949,037
		AQ Sage Buyer, LLC
	18,750,000	Delayed Draw, 1.000%, 1/25/2027[2,4,5]	18,664,720
	6,234,375	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 1/25/2027[2,3,4]	6,159,358

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		FINANCIALS (Continued)
		AQ Sunshine, Inc.
	$1,750,000	Revolver, 0.500%, 4/15/2024[2,4,5]	$1,728,445
	333,333	Revolver, 7.000% (2-Month USD Libor+600 basis points), 4/15/2024[2,3,4]	329,228
	16,270,833	Delayed Draw, 1.000%, 4/15/2025[2,4,5]	16,070,423
	6,645,833	Delayed Draw, 7.000% (2-Month USD Libor+600 basis points), 4/15/2025[2,3,4]	6,563,975
		AxiomSL Group, Inc.
	731,098	Revolver, 0.500%, 12/3/2025[2,4,5]	724,096
	713,267	Delayed Draw, 1.000%, 12/3/2027[2,4,5]	706,435
	10,972,718	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/3/2027[2,3,4,8]	10,867,618
		CC SAG Acquisition Corp.
	349,650	Revolver, 0.500%, 6/29/2027[2,4,5,7]	344,063
	349,650	Revolver, 6.500% (3-Month USD Libor+575 basis points), 6/29/2027[2,3,4,7]	344,063
	3,195,804	Delayed Draw, 1.000%, 6/29/2028[2,4,5,7]	3,144,737
	2,048,951	Delayed Draw, 6.500% (3-Month USD Libor+575 basis points), 6/29/2028[2,3,4,7]	2,016,210
	19,008,304	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 6/29/2028[2,3,4,7]	18,704,559
		CFGI Holdings, LLC
	1,751,825	Revolver, 0.500%, 11/2/2027[2,4,5]	1,730,605
	2,189,781	Delayed Draw, 1.000%, 11/2/2027[2,4,5]	2,183,425
	16,058,394	First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 11/2/2027[2,3,4]	15,863,875
		Credit Connection, LLC
	4,800,000	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 7/30/2026[2,3,4]	4,705,062
	600,000	Revolver, 0.500%, 7/30/2026[2,4,5]	587,482
	4,987,500	First Lien Term Loan, 6.76% (3-Month USD Libor+550 basis points), 7/30/2026[2,3,4]	4,883,444
EUR	627,356	Dreamstart BidCo First Lien Term Loan, 5.500% (6-Month EUR Libor+525 basis points), 3/30/2027[2,3,4,6]	688,369
	29,174,581	Elevate Credit, Inc. Second Lien Term Loan, 13.285% (3-Month USD Libor+800 basis points), 1/1/2024[2,3,4]	30,006,056
	8,955,000	Exegy, Inc. First Lien Term Loan, 7.000% (6-Month USD Libor+600 basis points), 5/17/2026[2,3,4]	8,805,779
		Galway Borrower, LLC
	814,315	Revolver, 0.500%, 5/18/2023[2,4,5]	804,484
	1,084,966	Delayed Draw, 1.000%, 5/18/2023[2,4,5]	1,071,867
	1,357,980	Delayed Draw, 6.000% (3-Month USD Libor+525 basis points), 5/18/2023[2,3,4]	1,341,585
	10,623,421	First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 5/18/2023[2,3,4]	10,495,164
	438,990	Delayed Draw, 1.000%, 9/30/2023[2,4,5]	433,690
	1,680,352	Delayed Draw, 1.000%, 9/30/2023[2,4,5]	1,660,065

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		FINANCIALS (Continued)
	$1,644,665	Delayed Draw, 6.000% (3-Month USD Libor+525 basis points), 9/30/2023[2,3,4]	$1,624,809
	958,944	Delayed Draw, 6.000% (3-Month USD Libor+525 basis points), 9/30/2023[2,3,4]	947,367
	694,552	Revolver, 0.500%, 9/30/2027[2,4,5]	686,166
	879,765	Revolver, 0.500%, 9/30/2027[2,4,5]	869,144
	293,856	Revolver, 0.500%, 9/30/2027[2,4,5]	291,139
	561,265	Delayed Draw, 1.000%, 9/30/2028[2,4,5]	556,076
	9,063,899	First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	8,954,470
	11,452,236	First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	11,313,973
	55,833	Delayed Draw, 6.000% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	55,316
	4,089,046	First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	4,051,236
EUR	8,500,000	Groupe Premium First Lien Term Loan, 6.000% (3-Month EUR Libor+600 basis points), 6/8/2028[2,3,4,6]	9,364,200
		Helibron Midco B.V.
EUR	322,466	First Lien Term Loan, 5.000% (3-Month EUR Libor+525 basis points), 9/17/2026[2,3,4,6]	348,132
EUR	859,908	First Lien Term Loan, 5.000% (3-Month EUR Libor+525 basis points), 9/18/2026[2,3,4,6]	928,351
EUR	8,850,000	First Lien Term Loan, 5.000% (3-Month EUR Libor+500 basis points), 9/18/2026[2,3,4,6]	9,554,398
		Higginbotham Insurance Agency, Inc.
	13,166,667	Delayed Draw, 1.000%, 11/25/2026[2,4,5]	13,072,445
	1,833,333	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4]	1,820,214
	23,487,735	Delayed Draw, 1.000%, 11/25/2026[2,4,5]	23,487,735
	3,262,267	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4]	3,262,267
	18,249,998	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4]	18,249,998
		HPS Financials
	4,199,385	First Lien Term Loan, 9.000% (3-Month USD Libor+850 basis points), 6/29/2023[2,3,4,7]	4,084,784
EUR	3,570,450	First Lien Term Loan, 5.250% (3-Month EUR Libor+550 basis points), 9/30/2026[2,3,4,6]	3,934,856
GBP	4,517,888	First Lien Term Loan, 5.69% (3-Month GBP Libor+550 basis points), 9/30/2026[2,3,4,6]	5,913,042
		HPS Specialty Loan Fund V Feeder LP
	80,625,000	First Lien Term Loan, 3.508%, 5/14/2031[2,4,5]	80,625,000
	106,875,000	First Lien Term Loan, 3.508%, 5/14/2031[2,3]	106,875,000
		J S Held, LLC
	9,863,326	Delayed Draw, 6.500% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4]	9,863,326
	10,607,894	Delayed Draw, 1.000%, 7/1/2025[2,4,5]	10,607,894
	45,694,966	First Lien Term Loan, 6.500% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4]	45,694,965

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$8,833,815	First Lien Term Loan, 6.500% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4]	$8,833,815
	Keystone Agency Investors
615,789	Delayed Draw, 1.000%, 5/3/2027[2,4,5]	605,628
5,625,000	Delayed Draw, 1.000%, 5/3/2027[2,4,5]	5,532,181
8,423,684	Delayed Draw, 5.500% (3-Month USD Libor+450 basis points), 5/3/2027[2,3,4]	8,284,684
5,945,625	First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 5/3/2027[2,3,4]	5,847,515
4,375,000	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 5/3/2027[2,3,4]	4,302,807
	KWOR Acquisition, Inc.
1,971,951	Revolver, 0.500%, 12/22/2027[2,4,5]	1,948,223
137,088	Revolver, 7.750% (3-Month USD Libor+525 basis points), 12/22/2027[2,3,4,8]	135,438
15,185,079	First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 12/22/2028[2,3,4]	15,002,359
	Mclarens Midco, Inc.
3,485,026	Revolver, 0.500%, 12/19/2025[2,4,5]	3,450,954
5,362,717	First Lien Term Loan, 6.678% (3-Month USD Libor+575 basis points), 12/19/2025[2,3,4]	5,310,288
	Oakbridge Insurance Agency LLC
442,529	Revolver, 0.500%, 12/31/2026[2,4,5]	436,223
15,086,207	Delayed Draw, 1.000%, 12/31/2026[2,4,5]	14,984,456
160,920	Revolver, 6.750% (3-Month USD Libor+575 basis points), 12/31/2026[2,3,4]	158,626
1,810,345	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/31/2026[2,3,4]	1,784,547
	Patriot Growth Insurance Services, LLC
2,660,377	Revolver, 0.500%, 10/14/2028[2,4,5]	2,628,633
7,813,036	Delayed Draw, 1.000%, 10/14/2028[2,4,5]	7,790,357
14,526,587	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 10/14/2028[2,3,4]	14,353,251
	Peter C. Foy & Associates Insurance Services, LLC
21,307,143	Delayed Draw, 1.000%, 11/1/2028[2,4,5]	21,169,849
3,692,857	Delayed Draw, 6.75% (3-Month USD Libor+600 basis points), 11/1/2028[2,3,4]	3,669,062
11,875,940	Regent Holding Company, LLC First Lien Term Loan, 8.750% (1-Month USD Libor+775 basis points), 2/25/2026[1,2,3,4,10,11]	11,791,816
	Reorg Research, Inc.
3,571,429	Delayed Draw, 1.000%, 6/28/2024[2,4,5]	3,546,130
6,396,429	First Lien Term Loan, 5.000% (3-Month USD Libor+475 basis points), 6/28/2024[2,3,4]	6,351,119
	Riveron Acquisition Holdings, Inc.
4,538,175	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	4,525,003
864,379	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	861,870
	RSC Acquisition, Inc.
8,690,548	Revolver, 0.500%, 11/1/2026[2,4,5]	8,605,585

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$7,301,205	Delayed Draw, 1.000%, 11/1/2026[2,4,5]	$7,212,764
7,680,723	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 11/1/2026[2,3,4]	7,587,684
	RSC Insurance Brokerage, Inc.
2,641,633	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 10/30/2026[2,3,4]	2,641,633
37,453,376	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 10/30/2026[2,3,4]	37,453,376
8,453,568	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 10/30/2026[2,3,4]	8,453,568
2,778,946	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 10/30/2026[2,3,4]	2,778,946
1,500,000	StarCompliance Intermediate, LLC First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 1/12/2027[2,3,4]	1,487,330
	The Ultimus Group Midco, LLC
1,424,528	Revolver, 0.500%, 2/1/2024[2,4,5]	1,410,601
6,800,000	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 2/1/2026[2,3,4]	6,750,523
	THG Acquisition, LLC
743,884	Revolver, 0.500%, 12/2/2025[2,4,5]	735,247
12,545,382	Delayed Draw, 1.000%, 12/2/2026[2,4,5]	12,462,358
1,710,734	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 12/2/2026[2,3,4]	1,699,413
	Turbo Buyer, Inc.
2,300,000	Delayed Draw, 1.000%, 12/2/2025[2,4,5]	2,270,804
5,000,000	Delayed Draw, 1.000%, 12/2/2025[2,4,5]	4,936,530
2,700,000	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 12/2/2025[2,3,4]	2,665,726
5,000,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/2/2025[2,3,4]	4,894,236
	Vale Insurance Services LLC
2,204,403	Revolver, 0.500%, 12/1/2027[2,4,5]	2,179,926
214,952	Revolver, 6.000% (3-Month USD Libor+500 basis points), 12/1/2027[2,3,4]	212,565
22,580,645	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/1/2027[2,3,4]	22,329,916
5,247,375	Wealth Enhancement Group Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 10/4/2027[2,3,4]	5,196,074
	World Insurance Associates, LLC
8,321,311	Delayed Draw, 1.000%, 4/1/2026[2,4,5]	8,202,049
3,973,771	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 4/1/2026[2,3,4]	3,916,818
2,704,918	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 4/1/2026[2,3,4]	2,647,864
		904,316,086
	GOVERNMENTS — 0.5%
	Govdelivery Holdings, LLC
536,401	Revolver, 0.500%, 1/29/2027[2,4,5]	533,940
3,334,737	Delayed Draw, 1.000%, 1/29/2027[2,4,5]	3,319,434
5,086,316	Delayed Draw, 7.000% (3-Month USD Libor+650 basis points), 1/29/2027[2,3,4]	5,062,976

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	GOVERNMENTS (Continued)
$6,099,614	First Lien Term Loan, 7.500% (3-Month USD Libor+625 basis points), 1/29/2027[2,3,4]	$6,071,624
	LOC Performance Products
3,213,443	Revolver, 0.500%, 12/30/2026[2,4,5]	3,180,099
642,689	Revolver, 6.250% (3-Month USD Libor+525 basis points), 12/30/2026[2,3,4]	636,020
10,518,750	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/30/2026[2,3,4]	10,409,601
		29,213,694
	HEALTH CARE — 18.7%
	AAH Topco, LLC
423,729	Revolver, 0.500%, 12/22/2027[2,4,5]	418,827
4,364,226	Delayed Draw, 1.000%, 12/22/2027[2,4,5]	4,335,521
4,108,131	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 12/22/2027[2,3,4]	4,060,602
	ACI Group Holdings, Inc.
3,723,214	Delayed Draw, 1.000%, 8/2/2028[2,4,5]	3,670,090
10,153,125	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 8/2/2028[2,3,4]	10,008,256
26,786	Delayed Draw, 6.500% (3-Month USD Libor+575 basis points), 8/2/2028[2,3,4]	26,404
	ADCS Clinics Intermediate Holdings, LLC
705,785	Delayed Draw, 1.000%, 5/7/2027[2,4,5]	693,250
2,186,777	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 5/7/2027[2,3,4]	2,147,937
11,051,901	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 5/7/2027[2,3,4]	10,855,607
	Affinity Hospice Int
5,239,105	Delayed Draw, 1.000%, 12/17/2027[2,4,5]	5,214,086
8,760,895	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 12/17/2027[2,3,4]	8,697,151
	AG-Twin Brook Healthcare
7,570,000	Delayed Draw, 1.000%, 4/2/2024[2,4,5]	7,477,816
12,368,490	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 4/2/2024[2,3,4]	12,217,872
19,949,527	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 9/25/2025[2,3,4]	19,704,203
20,000,000	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 10/29/2026[2,3,4]	19,655,081
15,000,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	14,734,793
12,152,778	Delayed Draw, 1.000%, 2/23/2027[2,4,5]	11,960,149
12,847,222	First Lien Term Loan, 7.000% (3-Month USD SOFR+600 basis points), 2/23/2027[2,3,4]	12,643,586
19,900,000	AG-Twin Brook Healthcare First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/14/2026[2,3,4]	19,659,746
5,253,731	Alegeus Technologies Holding Corp. First Lien Term Loan, 9.250% (3-Month USD Libor+825 basis points), 9/5/2024[2,3,4]	5,207,109
11,910,000	American Renal Associates Holdings, Inc. First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 1/29/2027[2,3,4]	11,778,872

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$7,860,000	AWC-MH Acquisition First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 10/12/2025[2,3,4]	$7,837,185
	Biocare Medical LLC
2,777,778	Revolver, 0.500%, 12/9/2027[2,4,5]	2,744,242
22,166,667	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/9/2027[2,3,4]	21,899,047
12,156,592	Bridges Consumer Healthcare First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 1/20/2027[2,3,4]	12,037,742
	Carevet LLC
4,066,667	Delayed Draw, 1.000%, 9/1/2025[2,4,5]	3,994,040
9,990,500	Delayed Draw, 7.500% (3-Month USD Libor+725 basis points), 9/1/2025[2,3,4]	9,961,501
3,600,000	Delayed Draw, 7.500% (3-Month USD Libor+625 basis points), 9/1/2025[2,3,4]	3,535,707
1,000,000	First Lien Term Loan, 13.000% (3-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	997,097
1,333,333	First Lien Term Loan, 13.000% (3-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	1,329,463
	Community Medical Acquisition Corp.
3,683,963	Revolver, 0.500%, 12/15/2027[2,4,5]	3,603,017
4,333,814	Delayed Draw, 1.000%, 12/15/2028[2,4,5]	4,276,217
25,727,322	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 12/15/2028[2,3,4,8]	25,162,028
	Connect America.com, LLC
672,304	Revolver, 0.500%, 6/30/2026[2,4,5]	658,552
7,291,058	First Lien Term Loan, 8.000% (1-Month USD Libor+700 basis points), 6/30/2026[2,3,4]	7,141,916
	CORA Health Holdings Corp.
5,277,604	Delayed Draw, 0.500%, 6/15/2027[2,4,5]	5,213,887
588,462	Revolver, 0.500%, 6/15/2027[2,4,5]	581,357
124,242	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	122,742
180,769	Revolver, 6.750% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	178,587
13,759,778	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	13,593,656
	Covaris Intermediate 3, LLC
1,184,211	Revolver, 0.500%, 1/21/2028[2,4,5]	1,157,065
5,921,053	Delayed Draw, 1.000%, 1/21/2028[2,4,5]	5,844,358
7,894,737	First Lien Term Loan, 6.000% (3-Month USD Libor+525 basis points), 1/21/2028[2,3,4]	7,713,765
	CPF Dental LLC
17,045	Delayed Draw, 0.500% PIK, 8/30/2024[2,4,5,12]	16,686
2,880,106	Delayed Draw, 10.000% PIK (3-Month USD Libor+1,000 basis points), 8/30/2024[2,3,4,12]	2,819,467

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$5,366,431	First Lien Term Loan, 10.000% PIK (3-Month USD Libor+850 basis points), 8/30/2024[2,3,4,12]	$5,253,445
9,140	Delayed Draw, 1.000% PIK, 8/30/2024[2,4,5,12]	8,948
4,075,711	Delayed Draw, 10.000% PIK (3-Month USD Libor+850 basis points), 8/30/2024[2,3,4,12]	3,989,900
14,000,000	Crossroads Holding, LLC First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/23/2027[2,3,4]	13,898,136
	D4C Dental Brands, Inc.
714,286	Revolver, 0.500%, 12/30/2026[2,4,5]	712,212
1,247,307	Delayed Draw, 1.000%, 12/30/2026[2,4,5]	1,265,259
2,659,292	Delayed Draw, 7.500% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	2,697,566
6,541,071	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	6,635,216
1,069,041	Delayed Draw, 7.500% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	1,084,427
	DCA Holdings LLC
1,306,215	Delayed Draw, 1.000%, 3/12/2027[2,4,5]	1,282,233
2,648,588	Delayed Draw, 7.000% (3-Month USD Libor+625 basis points), 3/12/2027[2,3,4]	2,599,960
15,964,972	First Lien Term Loan, 7.000% (3-Month USD Libor+625 basis points), 3/12/2027[2,3,4]	15,671,857
	Deca Dental Holdings, LLC
1,111,111	Revolver, 0.500%, 8/26/2027[2,4,5]	1,097,697
3,333,333	Delayed Draw, 1.000%, 8/26/2028[2,4,5]	3,293,090
1,477,778	Delayed Draw, 6.500% (3-Month USD Libor+575 basis points), 8/26/2028[2,3,4]	1,459,936
14,038,889	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 8/26/2028[2,3,4]	13,869,397
	ERC Holdings, LLC
1,124,260	Revolver, 0.500%, 11/10/2027[2,4,5]	1,111,708
5,270,856	Revolver, 0.500%, 11/10/2027[2,4,5]	5,166,605
295,858	Revolver, 6.250% (3-Month USD Libor+550 basis points), 11/10/2027[2,3,4]	292,555
1,387,067	Revolver, 6.250% (3-Month USD Libor+550 basis points), 11/10/2027[2,3,4]	1,359,633
3,550,296	Delayed Draw, 1.000%, 11/10/2028[2,4,5]	3,510,658
15,029,586	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 11/10/2028[2,3,4]	14,861,787
20,000,000	Finthrive Software Intermediate Holdings, Inc. Second Lien Term Loan, 7.250% (3-Month USD Libor+675 basis points), 1/6/2030[2,3,4,8]	19,582,433
	Fortis Life Sciences, LLC
1,826,087	Revolver, 0.500%, 9/17/2027[2,4,5]	1,804,040
11,106,063	Delayed Draw, 1.000%, 9/17/2027[2,4,5]	10,971,979
14,436,328	First Lien Term Loan, 5.500% (3-Month USD Libor+475 basis points), 9/17/2027[2,3,4]	14,262,038
608,696	Revolver, 5.703% (3-Month USD Libor+475 basis points), 9/17/2027[2,3,4]	601,347

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		HEALTH CARE (Continued)
	$10,000,000	GI Ranger Intermediate LLC Delayed Draw, 1.000%, 10/29/2028[2,4,5]	$9,894,496
		HPS Healthcare
	9,775,714	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 6/27/2024[2,3,4,7]	9,747,339
	9,850,000	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 7/2/2025[2,3,4,7]	9,945,602
GBP	7,523,888	HPS Technology First Lien Term Loan, 6.562% (6-Month GBP Libor+625 basis points), 9/15/2027[2,3,4,6,7]	9,855,556
		Inovalon Holdings, Inc.
	1,349,649	Delayed Draw, 1.000%, 11/24/2028[2,4,5]	1,330,439
	12,632,715	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 11/24/2028[2,3,4]	12,295,281
	6,190,642	Second Lien Term Loan, 11.250% (3-Month USD Libor+1,050 basis points), 11/24/2033[2,3,4]	6,045,498
		Integrated Oncology Network, LLC
	83,957	Revolver, 0.500%, 6/24/2024[2,4,5]	83,713
	4,042,996	First Lien Term Loan, 7.000% (3-Month USD Libor+550 basis points), 6/24/2024[2,3,4]	4,031,261
	138,041	First Lien Term Loan, 7.000% (3-Month USD Libor+550 basis points), 6/24/2024[2,3,4]	137,641
		Interoperability Bidco, Inc.
	1,304,348	Revolver, 0.500%, 12/26/2024[2,4,5]	1,292,810
	23,913,043	First Lien Term Loan, 7.250% (1-Week USD Libor+700 basis points), 12/26/2026[2,3,4]	23,701,517
	4,782,609	Delayed Draw, 8.000% (1-Week USD Libor+700 basis points), 12/26/2026[2,3,4]	4,755,569
		Keystone Acquisition Corp.
	1,630,435	Revolver, 0.500%, 1/26/2028[2,4,5]	1,611,626
	3,260,870	Delayed Draw, 1.000%, 1/26/2029[2,4,5]	3,255,810
	20,108,696	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 1/26/2029[2,3,4]	19,876,718
		Life Science Intermediate Holdings, LLC
	3,750,000	Delayed Draw, 1.000%, 6/10/2025[2,4,5]	3,705,405
	3,326,366	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 6/10/2025[2,3,4]	3,286,809
	2,907,914	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 6/10/2025[2,3,4]	2,873,333
	14,962,500	MedData First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 7/22/2028[2,3,4]	14,856,513
		MedMark Services, Inc.
	415,961	Delayed Draw, 1.000%, 6/11/2027[2,4,5]	413,181
	4,063,846	Delayed Draw, 1.000%, 6/11/2027[2,4,5]	4,036,682
	1,582,538	Delayed Draw, 6.000% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	1,571,960

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		HEALTH CARE (Continued)
	$7,960,000	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	$7,906,793
	3,936,154	Delayed Draw, 6.000% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	3,909,843
		MyOrthos Management
	230,068	Delayed Draw, 1.000%, 11/1/2027[2,4,5]	227,819
	8,851,567	Delayed Draw, 6.250% (3-Month USD Libor+475 basis points), 11/1/2027[2,3,4]	8,765,028
		National Dentex Labs LLC
	2,958,626	Delayed Draw, 8.000% (3-Month USD Libor+700 basis points), 6/30/2022[2,3,4]	2,903,125
	252,873	Revolver, 1.000%, 10/23/2025[2,4,5]	248,130
	390,805	Delayed Draw, 1.000%, 10/23/2025[2,4,5]	383,473
	666,667	Revolver, 8.000% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	654,161
	6,926,149	First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	6,796,222
	526,086	Delayed Draw, 8.000% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	516,217
		Novotech (Australia) Pty Limited
	3,125,000	Delayed Draw, 1.000%, 1/14/2028[2,4,5]	3,046,375
AUD	18,543,750	Delayed Draw, 6.250% (1-Month BBSY+575 basis points), 1/14/2028[2,3,4,6]	13,526,780
	13,437,500	First Lien Term Loan, 6.250% (1-Month USD Sofr+575 basis points), 1/14/2028[2,3,4]	13,099,412
		OB Hospitalist Group
	1,717,557	Revolver, 0.500%, 9/27/2027[2,4,5]	1,680,538
	13,249,237	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 9/27/2027[2,3,4]	12,963,674
		OIA Acquisition, LLC
	1,928,571	Revolver, 0.500%, 10/19/2027[2,4,5]	1,905,288
	459,000	Delayed Draw, 1.000%, 10/19/2027[2,4,5]	453,458
	1,380,397	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 10/19/2027[2,3,4]	1,363,732
	11,200,500	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 10/19/2027[2,3,4]	11,065,276
		Ons Mso, LLC
	3,006,788	Revolver, 0.500%, 7/8/2024[2,4,5]	2,977,392
	2,520,396	Revolver, 6.000% (3-Month USD Libor+500 basis points), 7/8/2024[2,3,4]	2,495,755
	1,093,618	PAW Midco, Inc First Lien Term Loan, 11.500% PIK (3-Month USD Libor+1,150 basis points), 12/22/2031[2,3,4,12]	1,075,507
	4,687,355	Pediatric Home Respiratory Services, LLC First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/4/2024[2,3,4]	4,654,152
		Pinnacle Dermatology Management, LLC
	804,124	Revolver, 0.500%, 5/18/2023[2,4,5]	792,442
	3,092,783	Delayed Draw, 1.000%, 5/18/2023[2,4,5]	3,083,806
	278,350	Revolver, 5.060% (3-Month USD Libor+425 basis points), 5/18/2023[2,3,4]	274,307
	10,824,742	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 5/18/2023[2,3,4]	10,667,483

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Pinnacle Fertility, Inc.
$12,500,000	Delayed Draw, 1.000%, 3/14/2028[2,4,5]	$12,407,286
68,750	First Lien Term Loan, 5.250% (3-Month USD Sofr+450 basis points), 3/14/2028[2,3,4]	67,551
27,431,250	First Lien Term Loan, 5.495% (3-Month USD Sofr+450 basis points), 3/14/2028[2,3,4]	26,952,761
	Pinnacle Treatment Centers, Inc.
285,714	Revolver, 0.500%, 12/31/2022[2,4,5]	284,885
338,571	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 12/31/2022[2,3,4]	337,589
4,026,071	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/31/2022[2,3,4]	4,014,385
	Premier Imaging, LLC
11,231,281	Delayed Draw, 1.000%, 1/2/2025[2,4,5]	11,039,647
4,862,339	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 1/2/2025[2,3,4]	4,779,375
2,878,397	First Lien Term Loan, 7.000% (1-Month USD Libor+600 basis points), 1/2/2025[2,3,4]	2,829,284
3,294,509	Delayed Draw, 7.000% (1-Month USD Libor+600 basis points), 1/2/2025[2,3,4]	3,238,296
15,474,210	First Lien Term Loan, 7.000% (1-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	15,210,180
841,815	Q-Centrix LLC First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 11/30/2024[2,3,4]	839,372
208,333	RCS Healthcare Revolver, 0.500%, 2/3/2026[2,4,5,7]	206,338
	Smile Doctors, LLC
2,040,636	Revolver, 0.500%, 12/23/2027[2,4,5]	2,017,068
167,845	Revolver, 6.500% (3-Month USD Libor+575 basis points), 12/23/2027[2,3,4]	165,906
1,436,396	Delayed Draw, 1.000%, 12/23/2028[2,4,5]	1,426,977
1,655,477	Delayed Draw, 5.500% (3-Month USD Libor+475 basis points), 12/23/2028[2,3,4,8]	1,644,622
19,699,647	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 12/23/2028[2,3,4]	19,472,132
3,377,344	Spear Education, LLC First Lien Term Loan, 6.250% (6-Month USD Libor+500 basis points), 2/26/2025[2,3,4]	3,367,540
356,075	The Smilist Company Revolver, 0.500%, 12/22/2025[2,4,5]	348,223
	The Smilist Management, Inc.
3,240,282	Delayed Draw, 1.000%, 12/22/2025[2,4,5]	3,204,642
3,234,941	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/22/2025[2,3,4]	3,163,603
551,916	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 12/22/2025[2,3,4]	545,846
1,780,375	Delayed Draw, 8.000% (3-Month USD Libor+700 basis points), 12/22/2025[2,3,4]	1,741,114

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		HEALTH CARE (Continued)
	$5,000,000	TPC Holdco, LLC Second Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 3/29/2028[2,3,4]	$4,930,059
		Troy Gastroenterology, P.C.
	2,561,576	Delayed Draw, 0.500%, 11/25/2025[2,4,5]	2,554,141
	591,133	Revolver, 0.500%, 11/25/2025[2,4,5]	589,417
	2,340,887	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 11/25/2025[2,3,4]	2,334,092
	4,437,931	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 11/25/2025[2,3,4]	4,425,049
		Turningpoint Healthcare
	1,816,524	Revolver, 0.500%, 7/14/2027[2,4,5]	1,798,765
	12,183,476	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 7/14/2027[2,3,4]	12,064,363
		Twin Brook Healthcare
	4,690,285	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 11/16/2022[2,3,4,7]	4,671,102
	14,961,330	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 11/16/2022[2,3,4]	14,900,141
	29,658,460	First Lien Term Loan, 7.250% (3-Month USD Libor+550 basis points), 7/1/2024[2,3,4,7]	29,288,553
	14,446,089	First Lien Term Loan, 7.000% (3-Month USD Libor+625 basis points), 11/27/2024[2,3,4]	14,274,563
	19,898,995	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 12/4/2024[2,3,4]	19,617,053
	9,950,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 8/11/2025[2,3,4]	9,784,199
	9,925,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 3/5/2026[2,3,4]	9,744,759
CAD	24,937,500	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 7/23/2026[2,3,4,6]	19,564,664
	14,962,500	First Lien Term Loan, 7.000% (3-Month USD Libor+575 basis points), 8/20/2026[2,3,4]	14,711,681
	24,875,000	First Lien Term Loan, 6.500% (3-Month USD Libor+525 basis points), 9/22/2026[2,3,4]	24,390,993
	20,000,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/8/2026[2,3,4]	19,659,948
	13,737,981	U.S. Endo Partners First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 11/1/2027[2,3,4]	13,603,670
		Urology Management Holdings, Inc.
	1,190,476	Revolver, 0.500%, 6/15/2026[2,4,5]	1,172,883
	1,287,014	Delayed Draw, 1.000%, 6/15/2026[2,4,5]	1,271,631
	13,613,220	Delayed Draw, 6.250% (3-Month USD Libor+500 basis points), 6/15/2026[2,3,4]	13,450,509
	5,099,766	First Lien Term Loan, 6.250% (3-Month USD Libor+500 basis points), 6/15/2026[2,3,4]	5,038,811

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		HEALTH CARE (Continued)
	$1,500,351	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	$1,470,676
	1,564,929	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	1,533,976
	6,593,546	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	6,463,133
	13,194,444	USHV Management, LLC First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/23/2027[2,3,4]	12,933,474
		USME Holdings LLC
	743,478	Delayed Draw, 0.500%, 11/24/2026[2,4,5]	741,320
	936,232	Revolver, 0.500%, 11/24/2026[2,4,5]	933,514
		USME Holdings, LLC
	5,846,286	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 11/24/2026[2,3,4]	5,829,316
	3,373,658	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 11/24/2026[2,3,4]	3,363,866
		Vardiman Black Holdings, LLC
	11,721,369	Delayed Draw, 1.000%, 3/18/2027[2,4,5]	11,683,225
	551,359	Delayed Draw, 8.500% (3-Month USD Sofr+800 basis points), 3/18/2027[2,3,4]	549,564
	10,227,273	First Lien Term Loan, 8.500% (3-Month USD Sofr+800 basis points), 3/18/2027[2,3,4]	10,142,765
		Vermont Aus Pty Ltd.
AUD	10,890,131	First Lien Term Loan, 6.016% (3-Month AUD BBSY+550 basis points), 3/23/2028[2,3,4,6]	7,954,963
	7,996,250	First Lien Term Loan, 6.045% (3-Month USD Libor+550 basis points), 3/23/2028[2,3,4]	7,805,989
		Vetcor Professional Practices LLC
	1,052,632	Revolver, 0.500%, 5/20/2026[2,4,5]	1,040,794
	5,462,211	Delayed Draw, 1.000%, 5/20/2028[2,4,5]	5,426,243
	14,958,167	Delayed Draw, 4.405% (3-Month USD Libor+425 basis points), 5/20/2028[2,3,4]	14,789,952
	4,009,158	Delayed Draw, 5.054% (3-Month USD Libor+425 basis points), 5/20/2028[2,3,4]	3,982,758
	7,115,789	Second Lien Delayed Draw, 1.000%, 11/3/2028[2,4,5]	7,044,562
	2,357,895	Second Lien Delayed Draw, 7.250% (3-Month USD Libor+650 basis points), 11/3/2028[2,3,4]	2,334,293
		Vital Care Buyer, LLC
	1,244,444	Revolver, 0.500%, 10/19/2025[2,4,5]	1,240,832
	533,333	Revolver, 8.000% (3-Month USD Libor+450 basis points), 10/19/2025[2,3,4]	531,785
	5,570,385	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 10/19/2025[2,3,4]	5,554,216
		WCAS Orthopedics MSO, LLC
	1,724,138	Revolver, 0.500%, 12/4/2026[2,4,5]	1,703,322
	8,275,862	First Lien Term Loan, 5.750% (3-Month USD Libor+500 basis points), 12/6/2027[2,3,4]	8,175,947

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Web P.T., Inc.
$9,000,000	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 8/28/2024[2,3,4]	$8,920,133
1,312,500	Revolver, 0.500%, 1/18/2028[2,4,5]	1,300,853
	Xifin, Inc.
2,141,658	Revolver, 0.500%, 2/6/2026[2,4,5]	2,099,299
1,649,591	Delayed Draw, 1.000%, 2/6/2026[2,4,5]	1,616,964
	Zavation Medical Products, LLC
1,621,622	Revolver, 0.500%, 6/30/2027[2,4,5]	1,602,044
405,405	Revolver, 5.500% (3-Month USD Libor+450 basis points), 6/30/2027[2,3,4]	400,511
12,875,676	First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 6/30/2027[2,3,4]	12,720,227
		1,257,007,475
	INDUSTRIALS — 19.8%
4,480,592	3SI Holdco, Inc. First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 6/16/2023[2,3,4]	4,467,586
14,980,547	Aero Operating LLC Incremental Term Loan, 8.500% (1-Month USD Libor+650 basis points), 2/7/2026[2,3,4]	14,799,686
1,882,703	AGData First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 7/21/2023[2,3,4]	1,865,996
20,000,000	AG-Twin Brook Industrials Delayed Draw, 1.000%, 1/17/2026[2,4,5]	19,953,189
	Air Comm Corporation, LLC
1,653,022	Revolver, 0.500%, 7/1/2027[2,4,5]	1,633,065
950,612	Revolver, 0.500%, 7/1/2027[2,4,5]	939,135
243,902	Delayed Draw, 1.000%, 7/1/2027[2,4,5]	240,958
1,588,658	Delayed Draw, 1.000%, 7/1/2027[2,4,5]	1,569,478
8,880,183	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	8,772,972
786,002	Revolver, 6.250% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	776,513
13,347,561	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	13,186,415
12,227,132	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	12,079,513
233,599	Revolver, 6.250% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	230,778
4,836,387	Airnov, Inc. First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/19/2025[2,3,4]	4,822,348
	Any Hour, LLC
2,000,000	Revolver, 0.500%, 7/21/2027[2,4,5]	1,975,854
546,667	Delayed Draw, 1.000%, 7/21/2027[2,4,5]	540,067
6,666,667	Delayed Draw, 1.000%, 7/21/2027[2,4,5]	6,613,548
6,120,000	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 7/21/2027[2,3,4]	6,046,113

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$11,305,000	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 7/21/2027[2,3,4]	$11,168,514
	Apex Service Partners, LLC
3,640,000	Delayed Draw, 1.000%, 7/31/2025[2,4,5]	3,633,971
1,360,000	Delayed Draw, 6.676% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	1,357,747
3,846,292	Aptean, Inc. First Lien Term Loan, 4.460% (3-Month USD Libor+425 basis points), 4/23/2026[2,3]	3,818,137
	Ardurra Group LLC
651,720	Delayed Draw, 1.000%, 9/1/2025[2,4,5]	644,919
4,875,680	Delayed Draw, 8.500% (3-Month USD Libor+725 basis points), 9/1/2025[2,3,4]	4,824,801
8,374,601	First Lien Term Loan, 8.500% (3-Month USD Libor+725 basis points), 9/1/2025[2,3,4]	8,277,374
	Armada Parent, Inc.
2,200,000	Revolver, 0.500%, 10/29/2027[2,4,5]	2,151,880
2,000,000	Delayed Draw, 1.000%, 10/29/2027[2,4,5]	1,976,216
200,000	Revolver, 6.500% (3-Month USD Libor+575 basis points), 10/29/2027[2,3,4]	195,625
20,000,000	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 10/29/2027[2,3,4]	19,562,542
	Armstrong Transport Group
4,579,819	First Lien Term Loan, 6.000% (6-Month USD Libor+500 basis points), 6/18/2024[2,3,4]	4,469,684
174,100	First Lien Term Loan, 6.000% (6-Month USD Libor+500 basis points), 6/18/2024[2,3,4]	169,913
5,232,525	First Lien Term Loan, 6.000% (6-Month USD Libor+500 basis points), 6/18/2024[2,3,4]	5,106,693
	AWT Merger Sub, Inc.
928,571	Revolver, 0.500%, 12/17/2026[2,4,5]	925,876
1,424,370	Delayed Draw, 1.000%, 12/17/2026[2,4,5]	1,420,235
2,500,000	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	2,492,743
142,857	Revolver, 6.750% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	142,442
6,364,286	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	6,345,812
997,059	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	994,165
	BCHR US Acquisitions, Inc.
716,981	Revolver, 0.500%, 9/29/2026[2,4,5]	697,235
1,886,792	Delayed Draw, 1.000%, 9/29/2026[2,4,5]	1,835,017
415,094	Revolver, 7.500% (3-Month USD Libor+675 basis points), 9/29/2026[2,3,4]	403,662
6,946,226	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 9/29/2026[2,3,4]	6,755,616
9,872,449	BDP International, Inc. First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/19/2024[2,3,4]	9,777,888
	Beacon Mobility Corp.
837,512	Revolver, 0.500%, 5/22/2024[2,4,5]	825,729
324,173	Delayed Draw, 1.000%, 5/22/2024[2,4,5]	319,612

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
	$91,427	Delayed Draw, 1.000%, 5/22/2024[2,4,5]	$90,141
	17,335,800	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	17,091,905
	2,254,490	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	2,222,772
	4,889,253	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	4,820,467
	162,488	Revolver, 7.750% (3-Month USD Libor+675 basis points), 5/22/2024[2,3,4]	160,202
		Blackbird Purchaser, Inc.
	10,713,282	Delayed Draw, 1.000%, 4/8/2026[2,4,5]	10,682,185
	4,392,445	Delayed Draw, 5.250% (3-Month USD Libor+450 basis points), 4/8/2026[2,3,4]	4,341,628
	8,976,105	First Lien Term Loan, 5.250% (3-Month USD Libor+450 basis points), 4/8/2026[2,3,4]	8,872,257
		BlueHalo Global Holdings, LLC
	467,713	Revolver, 0.500%, 10/31/2025[2,4,5]	466,356
	818,001	Revolver, 7.000% (3-Month USD Libor+600 basis points), 10/31/2025[2,3,4]	815,627
	17,339,169	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/31/2025[2,3,4]	17,288,839
	15,000,000	BP Purchaser, LLC First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 12/10/2028[2,3,4,8]	14,676,697
		British Engineering Services Holdco Limited
GBP	950,968	Revolver, 7.129% (3-Month GBP Libor+675 basis points), 12/2/2027[2,3,4,6]	1,249,888
GBP	396,237	First Lien Term Loan, 7.219% (3-Month GBP Libor+675 basis points), 12/2/2027[2,3,4,6]	520,787
	3,173,043	Broward Aircraft Teardown Delayed Draw, 10.000%, 7/30/2024[2,3,4]	3,173,043
		Caldwell & Gregory LLC
	15,000,000	Delayed Draw, 1.000%, 12/5/2023[2,4,5]	14,766,786
	15,000,000	First Lien Term Loan, 6.500% (3-Month USD Sofr+550 basis points), 12/5/2023[2,3,4]	14,916,702
		Carlisle Foodservice
	2,268,724	Delayed Draw, 1.000%, 3/20/2025[2,4,5]	2,268,108
	3,572,733	First Lien Term Loan, 4.000% (3-Month USD Libor+300 basis points), 3/20/2025[2,3,4]	3,446,751
	4,158,543	First Lien Term Loan, 4.000% (3-Month USD Libor+300 basis points), 3/20/2025[2,3,4]	4,011,905
		Citrin Cooperman Advisors, LLC
	582,353	Delayed Draw, 1.000%, 10/1/2027[2,4,5]	578,216
	2,064,706	Delayed Draw, 5.750% (6-Month USD Libor+500 basis points), 10/1/2027[2,3,4]	2,050,039
	6,176,471	First Lien Term Loan, 5.750% (6-Month USD Libor+500 basis points), 10/1/2027[2,3,4]	6,070,961
	4,426,168	Colonial Bag, LLC First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 9/3/2025[2,3,4]	4,413,321
		Comar Holding Company, LLC
	4,923,320	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 6/18/2024[2,3,4]	4,909,029

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$776,043	Delayed Draw, 7.250% (3-Month USD Libor+600 basis points), 6/18/2024[2,3,4]	$773,791
14,689,150	Construction Resources Company LLC First Lien Term Loan, 7.250% (3-Month USD Libor+575 basis points), 6/10/2024[2,3,4]	14,596,826
	Continental Acquisition Holdings, Inc.
2,678,571	Delayed Draw, 7.750% (3-Month USD Libor+600 basis points), 1/20/2027[2,3,4]	2,619,503
7,266,518	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 1/20/2027[2,3,4]	7,106,276
	Dispatch Acquisition Holdings, LLC
7,960,000	First Lien Term Loan, 5.000% (3-Month USD Libor+425 basis points), 3/25/2028[2,3,4]	7,898,849
13,930,000	First Lien Term Loan, 5.000% (3-Month USD Libor+425 basis points), 3/25/2028[2,3,4]	13,822,986
	Dwyer Instruments, Inc.
880,335	Revolver, 0.500%, 7/21/2027[2,4,5]	871,729
3,201,220	Delayed Draw, 1.000%, 7/21/2027[2,4,5]	3,169,923
1,040,396	Revolver, 6.250% (3-Month USD Libor+550 basis points), 7/21/2027[2,3,4]	1,030,225
	Easy Ice, LLC
7,240,324	Delayed Draw, 1.000%, 12/31/2024[2,4,5]	7,195,710
4,937,028	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/31/2024[2,3,4]	4,881,950
5,434,876	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/31/2024[2,3,4]	5,374,244
4,987,500	EShipping First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 11/5/2027[2,3,4]	4,902,400
	FLS Holding, Inc.
2,000,000	Revolver, 0.500%, 12/17/2027[2,4,5]	1,956,933
5,000,000	Delayed Draw, 1.000%, 12/17/2028[2,4,5]	4,942,254
23,000,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/17/2028[2,3,4]	22,504,729
	Fortis Solutions Group, LLC
1,799,100	Revolver, 0.500%, 10/15/2027[2,4,5]	1,759,498
5,247,376	Delayed Draw, 1.000%, 10/15/2028[2,4,5]	5,184,235
12,953,523	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 10/15/2028[2,3,4]	12,668,386
	Gerson Lehrman Group, Inc.
9,847,716	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/5/2024[2,3,4]	9,819,131
29,850,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/5/2024[2,3,4]	29,763,355
	Graffiti Buyer, Inc.
1,723,586	Revolver, 0.500%, 8/10/2027[2,4,5]	1,702,777
5,044,643	Delayed Draw, 1.000%, 8/10/2027[2,4,5]	4,983,739

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
	$798,735	Revolver, 6.750% (3-Month USD Libor+575 basis points), 8/10/2027[2,3,4]	$789,092
	11,238,203	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 8/10/2027[2,3,4]	11,102,524
		HPS Industrials
	9,844,265	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 7/25/2025[2,3,4,7]	9,699,937
	23,461,752	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 10/15/2026[2,3,4]	23,461,752
		HSI Halo Acquisition
	875,000	Revolver, 0.500%, 9/2/2025[2,4,5]	866,445
	175,000	Revolver, 6.750% (3-Month USD Libor+575 basis points), 9/2/2025[2,3,4]	173,289
	184,671	iCIMS, Inc. Revolver, 7.500% (3-Month USD Libor+650 basis points), 9/12/2024[2,3,4]	183,032
	14,924,241	Intergulf Corp. First Lien Term Loan, 6.750% (2-Month USD Libor+575 basis points), 11/16/2023[2,3,4]	14,729,167
		Isaac Heating & Air Conditioning
	1,736,842	Revolver, 0.500%, 5/7/2027[2,4,5]	1,720,206
	947,368	Delayed Draw, 1.000%, 5/7/2027[2,4,5]	938,294
	3,783,158	Delayed Draw, 6.000% (3-Month USD Libor+525 basis points), 5/7/2027[2,3,4]	3,746,922
	631,579	Revolver, 6.000% (3-Month USD Libor+500 basis points), 5/7/2027[2,3,4]	625,530
	7,835,526	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 5/7/2027[2,3,4]	7,760,475
		ISS Compressors Industries, Inc.
	62,500	Revolver, 0.500%, 2/5/2026[2,4,5]	59,481
	4,482,291	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 2/5/2026[2,3,4]	4,265,810
	354,167	Revolver, 6.51% (3-Month USD Libor+550 basis points), 2/5/2026[2,3,4]	337,062
		Jade Bidco Limited
EUR	538,430	First Lien Term Loan, 6.250% (6-Month EUR Libor+600 basis points), 12/3/2026[2,3,4,6]	593,879
	3,375,128	First Lien Term Loan, 6.520% (3-Month USD Libor+600 basis points), 12/3/2026[2,3,4]	3,365,331
		Komline-Sanderson Group, Inc.
	976,562	Revolver, 0.500%, 3/17/2026[2,4,5]	954,678
	9,512,373	Delayed Draw, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	9,299,206
	1,367,187	Revolver, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	1,336,549
	8,048,555	First Lien Term Loan, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	7,868,190
	2,187,500	First Lien Term Loan, 6.500% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	2,138,479
		KPSKY Acquisition, Inc.
	753,205	Delayed Draw, 1.000%, 10/19/2028[2,4,5]	740,384
	13,148,137	First Lien Term Loan, 6.250% (1-Month USD Libor+550 basis points), 10/19/2028[2,3,4]	12,858,716
	751,322	Delayed Draw, 7.750% (1-Month USD Libor+450 basis points), 10/19/2028[2,3,4]	738,533

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$5,326,859	Lav Gear Holdings, Inc. First Lien Term Loan, 8.500% PIK (1-Month USD Libor+750 basis points), 10/31/2024[2,3,4,12]	$5,063,208
4,722,813	Lazer Spot Holdings, Inc. Delayed Draw, 1.000%, 12/9/2025[2,4,5]	4,682,393
18,453,750	Lereta, LLC First Lien Term Loan, 6.000% (1-Month USD Libor+525 basis points), 7/30/2028[2,3]	18,488,351
	Liquid Environmental
9,853,261	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 5/31/2026[2,3,4]	9,756,930
4,146,739	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 5/31/2026[2,3,4]	4,106,198
	Lithium Technologies, LLC
367,018	Revolver, 0.500%, 10/3/2022[2,4,5]	363,761
244,678	Revolver, 3.900% (3-Month USD Libor+350 basis points), 10/3/2022[2,3,4]	242,507
8,792,149	First Lien Term Loan, 9.030% (3-Month USD Libor+800 basis points), 10/3/2022[2,3,4]	8,714,127
	Majco LLC
1,666,667	Revolver, 0.500%, 12/23/2028[2,4,5]	1,647,384
7,583,333	Delayed Draw, 1.000%, 12/23/2028[2,4,5]	7,561,321
1,745,625	Delayed Draw, 5.500% (3-Month USD Libor+450 basis points), 12/23/2028[2,3,4]	1,740,558
9,000,000	First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 12/23/2028[2,3,4]	8,895,876
	Marcone Yellowstone Buyer, Inc.
5,870,303	Delayed Draw, 1.000%, 6/23/2028[2,4,5]	5,867,039
1,160,000	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 6/23/2028[2,3,4]	1,159,355
21,969,697	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 6/23/2028[2,3,4]	21,737,908
	NCWS Intermediate
30,884	Delayed Draw, 1.000%, 12/29/2026[2,4,5]	30,582
7,690,006	Delayed Draw, 6.750% (3-Month USD Libor+600 basis points), 12/29/2026[2,3,4]	7,614,824
	Northstar Recycling
2,000,000	Revolver, 0.500%, 10/1/2027[2,4,5]	1,949,908
9,300,000	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 10/1/2027[2,3,4]	9,067,074
	Omni Intermediate Holdings, LLC
2,253,521	Revolver, 0.500%, 12/30/2025[2,4,5]	2,228,590
1,549,296	Delayed Draw, 1.000%, 12/30/2026[2,4,5]	1,538,876
1,126,761	Delayed Draw, 6.000% (1-Month USD Libor+500 basis points), 12/30/2026[2,3,4,8]	1,119,183
25,007,746	First Lien Term Loan, 6.000% (1-Month USD Libor+500 basis points), 12/30/2026[2,3,4]	24,720,949
9,250,000	PaperWorks Industries, Inc First Lien Term Loan, 9.000% (3-Month USD Libor+725 basis points), 12/18/2025[2,3,4]	9,062,633

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	PCX Holding Corp.
$625,000	Revolver, 0.500%, 4/22/2027[2,4,5]	$623,186
3,112,500	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	3,103,465
6,203,125	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	6,185,119
	Polyphase Elevator Holding Company
21,000,000	Delayed Draw, 1.000%, 6/23/2027[2,4,5]	21,000,000
9,949,875	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 6/23/2027[2,3,4]	9,775,935
	Potter Electric Signal Company, LLC
448,864	Revolver, 0.500%, 12/19/2025[2,4,5]	444,476
2,647,890	Delayed Draw, 1.000%, 12/19/2025[2,4,5]	2,622,003
10,714,519	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 12/19/2025[2,3,4]	10,609,767
188,727	Revolver, 7.250% (3-Month USD Libor+375 basis points), 12/19/2025[2,3,4]	186,882
5,000,000	Pregis TopCo LLC Second Lien Term Loan, 8.750% (3-Month USD Libor+800 basis points), 8/1/2027[2,3,4]	4,970,960
15,518,868	Prime Buyer, LLC First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 12/22/2026[2,3,4]	15,357,835
25,000,000	PrimeFlight Aviation Services, Inc. First Lien Term Loan, 7.250% (3-Month USD Libor+550 basis points), 5/9/2024[2,3,4]	24,586,466
	PT Intermediate Holdings III, LLC
9,362,950	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4,8]	9,249,723
13,067,250	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4]	12,909,226
2,483,775	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4]	2,453,738
	RCS Industrials
285,714	Revolver, 0.500%, 1/31/2025[2,4,5]	283,690
1,684,286	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 1/31/2025[2,3,4,7]	1,672,355
17,000,000	Retail Services WIS Corporation Delayed Draw, 8.756% (3-Month USD Libor+775 basis points), 5/20/2025[2,3,4]	16,625,114
	RQM Buyer, Inc.
4,687,500	Delayed Draw, 1.000%, 8/12/2023[2,4,5]	4,632,311
20,261,719	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 8/12/2026[2,3,4]	20,021,142
	S4T Holdings Corp.
4,545,455	Delayed Draw, 1.000%, 12/27/2026[2,4,5]	4,513,716
15,428,788	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/27/2026[2,3,4]	15,167,076
10,000,000	Safety Products Holdings, LLC First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/15/2026[2,3,4]	9,869,290

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
		Seko Global Logistics Network, LLC
	$43,145	Revolver, 0.500%, 12/30/2026[2,4,5]	$43,019
	21,572	Revolver, 6.300% (3-Month USD Libor+500 basis points), 12/30/2026[2,3,4]	21,510
EUR	10,569,991	Seko Worldwide, LLC First Lien Term Loan, 6.000% (1-Month EUR Libor+500 basis points), 12/30/2026[2,3,4,6]	11,658,528
		Sonny’s Enterprises, LLC
	640,244	Revolver, 0.500%, 8/5/2025[2,4,5]	638,385
	903,201	Delayed Draw, 7.750% (3-Month USD Libor+675 basis points), 8/5/2026[2,3,4]	900,580
	5,855,945	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 8/5/2026[2,3,4]	5,838,947
		Spartronics LLC
	375,307	Revolver, 0.500%, 12/31/2025[2,4,5]	374,218
	218,127	Revolver, 0.500%, 12/31/2025[2,4,5]	217,494
	2,271,751	Revolver, 5.500% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	2,265,157
	4,537,858	First Lien Term Loan, 5.500% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	4,524,686
	1,320,334	Revolver, 5.500% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	1,316,502
	8,348,363	First Lien Term Loan, 5.500% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	8,324,131
	9,975,000	Standard Elevator Systems First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 12/2/2027[2,3,4]	9,760,203
	3,815,978	Stats First Lien Term Loan, 5.719% (3-Month USD Libor+525 basis points), 7/10/2026[2,3,4]	3,782,114
		System Planning and Analysis, Inc.
	2,195,340	Revolver, 0.500%, 8/16/2027[2,4,5]	2,158,322
	15,304,659	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 8/16/2027[2,3,4]	15,046,586
	9,937,107	Texas Hydraulics Holdings, Inc. First Lien Term Loan, 8.250% (1-Month USD Libor+725 basis points), 12/22/2026[2,3,4]	9,710,683
GBP	13,639,921	The Citation Group Delayed Draw, 5.944% (3-Month GBP Libor+550 basis points), 9/15/2027[2,3,4,6]	17,918,972
		The Vertex Companies, Inc.
	1,304,348	Revolver, 0.500%, 8/31/2026[2,4,5]	1,276,105
	3,913,043	Delayed Draw, 1.000%, 8/31/2027[2,4,5]	3,828,315
	9,733,696	First Lien Term Loan, 6.500% (1-Month USD Libor+550 basis points), 8/31/2027[2,3,4]	9,522,933
		Time Manufacturing Acquisition, LLC
	739,726	Revolver, 0.500%, 2/3/2023[2,4,5]	721,795
	5,479,452	Delayed Draw, 1.000%, 12/1/2027[2,4,5]	5,346,633
EUR	11,739,588	First Lien Term Loan, 6.500% (3-Month USD Libor+650 basis points), 12/1/2027[2,3,4,6]	12,671,490

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$18,181,963	First Lien Term Loan, 7.304% (3-Month USD Libor+650 basis points), 12/1/2027[2,3,4]	$17,741,242
2,273,973	Revolver, 7.305% (3-Month USD Libor+650 basis points), 12/1/2027[2,3,4]	2,218,853
25,000,000	Tinicum Voltage Acquisition Corp. First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 11/22/2024[2,3,4]	24,687,646
	Titan Group Holdco, LLC
800,000	Revolver, 0.500%, 8/12/2027[2,4,5]	790,342
2,500,000	Delayed Draw, 1.000%, 8/12/2027[2,4,5]	2,469,817
2,500,000	Delayed Draw, 1.000%, 8/12/2027[2,4,5]	2,469,817
3,750,000	Delayed Draw, 1.000%, 8/12/2027[2,4,5]	3,704,726
1,700,000	Revolver, 5.500% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	1,679,476
8,750,000	First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	8,644,361
	Transtar Holding Company
1,448,276	Delayed Draw, 1.000%, 1/22/2027[2,4,5]	1,429,635
10,446,207	First Lien Term Loan, 8.000% (1-Month USD Libor+700 basis points), 1/22/2027[2,3,4]	10,311,750
	Trident Maritime Systems, Inc.
333,333	Revolver, 1.000%, 2/26/2027[2,4,5]	332,366
1,111,111	Revolver, 8.000% (1-Month USD Libor+375 basis points), 2/26/2027[2,3,4]	1,107,886
13,453,889	First Lien Term Loan, 6.500% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4]	13,414,837
4,980,927	Trystar, Inc. First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 9/28/2023[2,3,4]	4,881,028
	TSL Engineered Products, LLC
14,598,913	First Lien Term Loan, 5.500% (3-Month USD Libor+475 basis points), 1/8/2028[2,3,4]	14,510,125
2,771,739	First Lien Term Loan, 5.500% (3-Month USD Sofr+475 basis points), 1/8/2028[2,3,4]	2,746,337
7,350,000	Twin Brook Aerospace First Lien Term Loan, 8.250% (1-Month USD Libor+725 basis points), 12/6/2024[2,3,4,7]	6,988,416
	USRP Holdings, Inc.
634,409	Revolver, 0.500%, 7/3/2027[2,4,5]	620,469
6,892,844	Delayed Draw, 1.000%, 7/3/2027[2,4,5]	6,810,181
2,015,202	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 7/3/2027[2,3,4]	1,991,035
10,753	Revolver, 6.250% (3-Month USD Libor+550 basis points), 7/3/2027[2,3,4]	10,516
14,509,427	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 7/3/2027[2,3,4]	14,190,619
3,093,186	Revolver, 0.500%, 7/23/2027[2,4,5]	3,047,476
52,427	Revolver, 6.250% (3-Month USD Libor+550 basis points), 7/23/2027[2,3,4]	51,652
4,975,819	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 7/23/2027[2,3,4]	4,927,172

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		INDUSTRIALS (Continued)
EUR	1,300,000	UTAC Group First Lien Term Loan, 5.250% (3-Month EUR Libor+575 basis points), 9/29/2027[2,3,4,6]	$1,403,471
	$19,122,266	Valcourt Holdings II, LLC First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 1/7/2027[2,3,4]	18,935,315
		VLS Recovery Services, LLC
	2,040,816	Revolver, 0.500%, 10/17/2024[2,4,5]	2,016,177
	5,952,381	Delayed Draw, 1.000%, 10/17/2024[2,4,5]	5,880,518
	191,327	Revolver, 6.500% (1-Month USD Libor+550 basis points), 10/17/2024[2,3,4]	189,017
	16,773,437	First Lien Term Loan, 6.500% (1-Month USD Libor+550 basis points), 10/17/2024[2,3,4]	16,570,931
		VRC Companies, LLC
	562,500	Revolver, 0.500%, 6/29/2027[2,4,5]	558,459
	1,837,500	Delayed Draw, 1.000%, 6/29/2027[2,4,5]	1,824,301
	1,286,918	Delayed Draw, 6.250% (3-Month USD Libor+550 basis points), 6/29/2027[2,3,4]	1,277,674
	62,500	Revolver, 8.000% (3-Month USD Libor+450 basis points), 6/29/2027[2,3,4]	62,051
	18,656,250	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 6/29/2027[2,3,4]	18,522,236
			1,335,702,534
		MATERIALS — 4.2%
	1,361,283	ADG Acquisiton, LLC Delayed Draw, 6.875% (3-Month USD Libor+588 basis points), 12/14/2023[2,3,4]	1,345,168
	25,000,000	Airnov, Inc. First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/19/2025[2,3,4]	24,927,433
		Alpine Acquisition Corp.
	285,521	Revolver, 0.500%, 11/30/2026[2,4,5]	282,508
	190,347	Revolver, 7.00% (3-Month USD Sofr+575 basis points), 11/30/2026[2,3,4]	188,339
	29,151,393	First Lien Term Loan, 7.00% (3-Month USD Sofr+575 basis points), 11/30/2026[2,3,4]	28,843,834
		Berlin Packaging LLC
EUR	4,527,699	Second Lien Term Loan, 1.000%, 12/28/2029[2,4,5,6]	4,925,961
EUR	13,068,750	Second Lien Term Loan, 7.250% (3-Month USD Libor+700 basis points), 12/28/2029[2,3,4,6]	14,038,316
	9,925,000	Colonial Bag, LLC Incremental Term Loan, 6.000% (3-Month USD Libor+500 basis points), 9/3/2025[2,3,4]	9,896,191
		Consolidated Label Co.
	1,339,286	Revolver, 0.500%, 7/15/2026[2,4,5]	1,329,799
	578,516	Revolver, 0.500%, 7/15/2026[2,4,5]	574,418
	3,694,359	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 7/15/2026[2,3,4]	3,668,190
	4,962,500	Incremental Term Loan, 6.000% (3-Month USD Libor+500 basis points), 7/15/2026[2,3,4]	4,927,348
	8,552,404	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 7/15/2026[2,3,4]	8,491,823

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		MATERIALS (Continued)
	$2,944,213	Cyxtera Equipment Leases First Lien Term Loan, 8.250% (3-Month USD Libor+825 basis points), 1/1/2024[2,3,4]	$2,935,667
	7,692,158	HPS Materials First Lien Term Loan, 6.875% (3-Month USD Libor+588 basis points), 12/14/2023[2,3,4,7]	7,601,098
	3,989,925	IG Investment Holdings, LLC First Lien Term Loan, 6.750% (3-Month USD Libor+500 basis points), 11/2/2026[2,3,4]	3,978,343
	3,975,050	IGL Holdings III Corp. First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 11/2/2026[2,3,4]	3,963,512
		New ILC Dover, Inc.
	1,078,128	Revolver, 0.500%, 2/2/2026[2,4,5]	1,067,588
	3,601,785	Delayed Draw, 1.000%, 2/2/2026[2,4,5]	3,566,572
	3,980,920	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 2/2/2026[2,3,4]	3,942,000
	186,909	Revolver, 7.750% (3-Month USD Libor+675 basis points), 2/2/2026[2,3,4]	185,082
	3,500,000	North Haven Goldfinc First Lien Term Loan, 11.750% (3-Month USD Libor+1,175 basis points), 9/17/2024[2,3,4]	3,384,339
		Olympic Buyer, Inc.
	2,352,941	Revolver, 0.500%, 6/30/2026[2,4,5]	2,291,192
	17,501,909	First Lien Term Loan, 5.000% (1-Month USD Libor+425 basis points), 6/30/2028[2,3,4]	17,042,601
	9,000,000	First Lien Term Loan, 5.000% (3-Month USD Libor+425 basis points), 6/30/2028[2,3,4]	8,763,810
EUR	12,701,000	Optimum Group First Lien Term Loan, 5.750% (3-Month EUR Libor+575 basis points), 6/16/2028[2,3,4,6]	13,753,972
	14,000,000	Pearlman Enterprises First Lien Term Loan, 5.250% (3-Month USD Libor+425 basis points), 5/5/2027[2,3,4]	13,863,128
		Rohrer Corporation
	9,384,787	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 3/15/2027[2,3,4]	9,293,036
	2,643,730	Revolver, 6.250% (3-Month USD Libor+525 basis points), 3/15/2027[2,3,4]	2,591,440
	2,500,000	Tangent Technologies Acquisition, LLC Second Lien Term Loan, 9.750% (3-Month USD Sofr+875 basis points), 5/30/2028[2,3,4]	2,500,000
		Technimark Holdings, LLC
	12,750,000	Second Lien Term Loan, 7.500% (3-Month USD Libor+675 basis points), 7/9/2029[2,3,4]	12,438,770
	2,250,000	Second Lien Term Loan, 7.500% (3-Month USD Libor+675 basis points), 7/9/2029[2,4]	2,195,077
		Tilley Chemical Co., Inc.
	1,523,462	Revolver, 0.500%, 12/31/2026[2,4,5]	1,506,546
	979,368	Revolver, 0.500%, 12/31/2026[2,4,5]	971,240

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
$5,333,333	Delayed Draw, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	$5,274,114
19,063,125	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	18,851,453
20,632	Revolver, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	20,460
1,604,660	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	1,591,343
32,094	Revolver, 8.250% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	31,737
25,000,000	USALCO, LLC First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/19/2027[2,3,4]	24,702,700
	V Global Holdings LLC
9,721,467	Revolver, 0.500%, 12/22/2025[2,4,5]	9,529,188
3,778,533	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 12/27/2027[2,3,4]	3,703,798
		284,979,134
	REAL ESTATE — 2.1%
20,000,000	Associations, Inc. First Lien Term Loan, 7.500% PIK (3-Month USD Libor+650 basis points), 7/2/2027[2,3,4,12]	19,676,214
	CRS TH Holdings Corp
4,237,288	Revolver, 0.500%, 12/1/2027[2,4,5]	4,190,238
6,355,932	Delayed Draw, 1.000%, 12/1/2027[2,4,5]	6,317,102
14,406,780	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 12/1/2027[2,3,4]	14,246,811
3,659,575	EagleView Technology Corporation Second Lien Term Loan, 8.500% (3-Month USD Libor+750 basis points), 8/14/2026[2,3,4]	3,634,887
11,045,678	Greenfield VI/VII First Lien Term Loan, 10.50%, 12/28/2022[2,3,4]	11,045,678
	MRI Software LLC
2,159,885	Revolver, 0.500%, 2/10/2026[2,4,5]	2,138,769
17,500,000	Delayed Draw, 1.000%, 2/10/2026[2,4,5]	17,430,924
632,822	Delayed Draw, 1.000%, 2/10/2026[2,4,5]	626,636
4,937,787	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 2/10/2026[2,3,4]	4,889,512
3,000,000	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 2/10/2026[2,3,4]	3,000,000
	Newstream Indigo
9,127,120	First Lien Term Loan, 11.000% (3-Month USD Libor+950 basis points), 9/30/2023[2,3,4]	9,127,120

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	REAL ESTATE (Continued)
	Oculus
$11,235,377	First Lien Term Loan, 12.000% (3-Month USD Libor+1,000 basis points), 9/10/2022[2,3,4]	$11,235,377
	REEC2226 Third Ave
32,329,189	First Lien Term Loan, 12.000% (3-Month USD Libor+900 basis points), 3/15/2024[2,3,4]	32,329,189
		139,888,457
	TECHNOLOGY — 19.2%
	1WorldSync, Inc.
144,643	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 7/8/2025[2,3,4]	144,223
5,764,866	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 7/8/2025[2,3,4]	5,748,132
4,987,306	First Lien Term Loan, 6.750% (3-Month USD Libor+625 basis points), 7/8/2025[2,3,4]	4,972,829
	Acquia, Inc.
302,938	Revolver, 0.500%, 10/31/2025[2,4,5]	300,249
2,031,627	First Lien Term Loan, 8.000% (2-Month USD Libor+700 basis points), 10/31/2025[2,3,4]	2,013,598
	ACS
3,910,000	First Lien Term Loan, 4.250% (3-Month USD Libor+425 basis points), 10/9/2026[2,3,4]	3,875,302
6,876,457	Second Lien Term Loan, 8.250% (3-Month USD Libor+825 basis points), 10/9/2027[2,3,4]	6,830,069
	Afiniti, Inc.
5,433,517	First Lien Term Loan, 11.750% (3-Month USD Libor+725 basis points), 6/13/2024[2,3,4,7]	5,385,300
14,223,733	First Lien Term Loan, 11.750% PIK (3-Month USD Libor+1,125 basis points), 6/13/2024[2,3,4,12]	14,071,881
143,212	First Lien Term Loan, 11.750% PIK, 6/13/2024[2,4,5,12]	141,683
9,950,000	AG-Twin Brook Technology First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 10/29/2026[2,3,4]	9,785,214
	AIDC Acquisition, LLC
4,074,479	First Lien Term Loan, 8.050% (3-Month USD Libor+705 basis points), 4/1/2026[2,3,4]	4,033,734
7,960,000	First Lien Term Loan, 8.053% (3-Month USD Libor+705 basis points), 4/1/2026[2,3,4]	7,864,058
5,877,471	First Lien Term Loan, 8.070% (3-Month USD Libor+300 basis points), 4/1/2026[2,3,4]	5,806,630
14,925,000	First Lien Term Loan, 8.896% (1-Month USD Libor+709 basis points), 4/1/2026[2,3,4]	14,745,110
	Appfire Technologies, LLC
8,538,686	Delayed Draw, 1.000%, 3/9/2027[2,4,5]	8,427,077
4,837,886	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 3/9/2027[2,3,4]	4,774,650
4,611,833	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 3/9/2027[2,3,4]	4,548,774
	Applied Technical Services
90,909	Revolver, 0.500%, 12/29/2026[2,4,5]	89,704
2,386,364	Delayed Draw, 1.000%, 12/29/2026[2,4,5]	2,378,833
3,409,091	Delayed Draw, 1.000%, 12/29/2026[2,4,5]	3,399,195
2,268,750	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	2,238,666

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$818,182	Revolver, 6.750% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	$807,333
6,750,000	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	6,660,494
1,022,727	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	1,019,500
	Apptio, Inc.
557,223	Revolver, 0.500%, 1/10/2025[2,4,5]	552,278
371,482	Revolver, 3.600% (3-Month USD Libor+320 basis points), 1/10/2025[2,3,4]	368,186
8,232,848	First Lien Term Loan, 8.250% (3-Month USD Libor+725 basis points), 1/10/2025[2,3,4]	8,159,790
5,259,615	AQA Acquisition Holding, Inc. Second Lien Term Loan, 8.000% (3-Month USD Libor+750 basis points), 3/3/2029[2,3,4]	5,229,067
14,887,500	Arcstor Midco LLC First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 3/16/2027[2,3,4]	14,568,113
8,024,808	ATP Intermediate, Inc. First Lien Term Loan, 8.731% (3-Month USD Libor+773 basis points), 6/16/2025[2,3,4]	7,947,944
2,467,526	AVI-SPL First Lien Term Loan, 6.375% (3-Month USD Libor+538 basis points), 3/10/2027[2,3,4]	2,445,725
	Benefit Street Technology
2,666,666	Revolver, 0.500%, 10/1/2026[2,4,5]	2,607,861
25,000,000	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 10/1/2027[2,3,4]	24,468,655
3,370,787	Black Mountain Second Lien Term Loan, 8.260% (3-Month USD Libor+775 basis points), 9/26/2027[2,3,4]	3,348,048
	Bounteous, Inc.
1,488,000	Revolver, 0.500%, 8/2/2027[2,4,5]	1,461,126
4,300,000	Delayed Draw, 1.000%, 11/5/2027[2,4,5]	4,222,340
4,488,750	Delayed Draw, 6.000% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	4,407,681
8,678,250	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	8,521,517
2,144,625	First Lien Term Loan, 6.000% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	2,105,892
312,000	Revolver, 7.250% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	306,365
	BusinesSolver.com, Inc.
1,378,788	Delayed Draw, 1.000%, 12/1/2027[2,4,5]	1,369,859
5,121,212	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 12/1/2027[2,3,4]	5,062,480
	Captify Intermediate Holdings Corp.
2,500,000	Delayed Draw, 9.000% (3-Month USD Libor+800 basis points), 7/12/2026[2,3,4]	2,480,295
8,706,250	First Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 7/12/2026[2,3,4]	8,637,629
	CEB Acquisitionco, LLC
2,500,000	First Lien Term Loan, 4.750% (3-Month USD Libor+375 basis points), 12/21/2027[2,3,4]	2,471,228

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$2,500,000	First Lien Term Loan, 8.750% (3-Month USD Libor+575 basis points), 12/21/2027[2,3,4]	$2,433,785
	Charger Intermediateco, Inc.
5,703,846	Delayed Draw, 1.000%, 2/28/2024[2,4,5]	5,629,965
5,703,846	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	5,573,097
1,898,941	Clarus First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	1,858,961
	Cleo Communications Holding, LLC
2,140,000	Revolver, 0.500%, 6/11/2028[2,4,5]	2,101,778
12,827,850	First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 6/11/2028[2,3,4]	12,598,733
	Community Brands Parentco, LLC
375,000	Revolver, 0.500%, 2/24/2028[2,4,5]	367,520
750,000	Delayed Draw, 1.000%, 2/24/2028[2,4,5]	742,541
6,375,000	First Lien Term Loan, 6.500% (3-Month USD Libor+525 basis points), 2/24/2028[2,3,4]	6,247,841
10,000,000	Conservice Midco, LLC Second Lien Term Loan, 7.851% (3-Month USD Libor+775 basis points), 5/13/2028[2,3,4]	9,941,920
4,835,106	Corel Corporation First Lien Term Loan, 5.500% (3-Month USD Libor+500 basis points), 7/2/2026[2,3]	4,836,629
	DataLink, LLC
282,258	Revolver, 0.500%, 11/20/2026[2,4,5]	272,513
1,185,484	Delayed Draw, 1.000%, 11/20/2026[2,4,5]	1,144,554
564,516	Revolver, 7.250% (3-Month USD Libor+650 basis points), 11/20/2026[2,3,4]	545,026
6,381,855	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 11/20/2026[2,3,4]	6,161,515
12,500,000	DCert Buyer, Inc. Second Lien Term Loan, 7.209% (1-Month USD Libor+700 basis points), 2/24/2029[2,3,4]	12,388,000
	Diligent Corporation
5,940,000	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 8/4/2025[2,3,4]	5,862,359
4,356,000	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 8/4/2025[2,3,4]	4,298,628
710,400	Delayed Draw, 1.000%, 8/24/2025[2,4,5]	701,043
887,008	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 8/24/2025[2,3,4]	875,325
	Dude Solutions Holdings
123,764	Revolver, 0.500%, 6/13/2025[2,4,5]	122,666
1,565,621	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 6/13/2025[2,3,4]	1,551,728
82,510	Revolver, 8.500% (3-Month USD Libor+750 basis points), 6/13/2025[2,3,4]	81,777
	Charger Intermediateco, Inc.
604,839	Revolver, 0.500%, 2/28/2024[2,4,5]	601,593
2,016,129	Delayed Draw, 1.000%, 2/28/2024[2,4,5]	2,005,309

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
	$2,016,129	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	$2,005,309
	2,419,355	Delayed Draw, 6.500% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	2,406,371
	201,613	Revolver, 6.500% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	200,531
	17,741,935	First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	17,646,723
GBP	10,996,000	ERG Bidco, Ltd. First Lien Term Loan, 7.440% (3-Month GBP Libor+675 basis points), 8/3/2028[2,3,4,6]	14,127,056
		ESG Investments, Inc
	2,142,857	Revolver, 0.500%, 9/11/2027[2,4,5]	2,125,989
	8,035,714	Delayed Draw, 1.000%, 3/11/2028[2,4,5]	7,972,458
	15,535,714	Revolver, 5.500% (3-Month USD Libor+450 basis points), 3/11/2028[2,3,4]	15,413,419
		Frontline Technologies Group LLC
	6,289,081	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 9/18/2023[2,3,4]	6,289,081
	32,601,661	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 9/18/2023[2,3,4]	32,601,661
	26,500,257	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 9/18/2023[2,3,4]	26,500,257
	10,848,945	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 9/18/2023[2,3,4]	10,848,945
		FSS Buyer LLC
	920,223	Revolver, 0.500%, 8/31/2027[2,4,5]	907,276
	690,167	Revolver, 6.500% (3-Month USD Libor+575 basis points), 8/31/2027[2,3,4,8]	680,457
	18,389,610	First Lien Term Loan, 5.870% (3-Month USD Libor+575 basis points), 8/31/2028[2,3,4]	18,130,890
		Gainsight, Inc.
	2,625,000	Revolver, 0.500%, 7/30/2027[2,4,5]	2,577,140
	20,100,000	First Lien Term Loan, 7.000% PIK (3-Month USD Libor+625 basis points), 7/30/2027[2,3,4,8,12]	19,733,533
SEK	11,250,000	Goldcup 25952 AB First Lien Term Loan, 5.756% (3-Month SEK Stibor+575 basis points), 8/18/2027[2,3,4,6]	1,190,740
		GovBrands Intermediate, Inc.
	917,000	Revolver, 0.500%, 8/4/2027[2,4,5]	893,078
	905,972	Delayed Draw, 1.000%, 8/4/2027[2,4,5]	885,912
	1,956,125	Delayed Draw, 6.51% (3-Month USD Libor+550 basis points), 8/4/2027[2,3,4]	1,912,814
	8,694,210	First Lien Term Loan, 6.51% (3-Month USD Libor+550 basis points), 8/4/2027[2,3,4]	8,467,404
		Quantic Electronics, LLC
	500,000	Revolver, 0.500%, 11/19/2026[2,4,5]	496,458
	3,980,000	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 3/1/2023[2,3,4]	3,951,808
	5,445,000	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	5,406,430

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
	$20,000,000	HCSS First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 11/15/2027[2,3,4]	$19,569,329
		Help Systems Holdings, Inc.
	2,468,605	First Lien Term Loan, 5.750% (3-Month USD Libor+475 basis points), 11/19/2026[2,3]	2,443,919
	27,941,176	Second Lien Term Loan, 7.500% (3-Month USD Libor+675 basis points), 11/19/2027[2,3,4]	27,806,195
	1,985,000	HotSchedules First Lien Term Loan, 7.750% (3-Month USD Libor+675 basis points), 7/9/2025[2,3,4]	1,956,875
GBP	14,442,519	HPS Technology First Lien Term Loan, 5.69% (3-Month GBP Libor+500 basis points), 9/30/2026[2,3,4,6]	18,902,464
	7,387,206	HS Purchaser LLC First Lien Term Loan, 5.750% (1-Month USD Libor+475 basis points), 11/30/2026[1,2,3,4]	7,313,334
		IG Investments
	578,035	Revolver, 0.500%, 9/22/2028[2,4,5]	576,357
	144,509	Revolver, 6.750% (3-Month USD Libor+600 basis points), 9/22/2028[2,3,4]	144,089
	9,254,263	First Lien Term Loan, 6.750% (3-Month USD Libor+600 basis points), 9/22/2028[2,3,4]	9,227,401
		Imagine Acquisitionco, Inc
	1,157,556	Revolver, 0.500%, 11/16/2027[2,4,5]	1,143,581
	1,607,717	Delayed Draw, 1.000%, 11/16/2027[2,4,5]	1,588,307
	7,216,640	Imagine Acquisitionco, Inc. First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 11/16/2027[2,3,4]	7,129,513
	3,990,975	Information Resource First Lien Term Loan, 4.250% (3-Month USD Libor+425 basis points), 12/1/2025[2,3]	3,981,816
		insightsoftware
	40,705	Revolver, 0.500%, 5/24/2024[2,4,5]	40,424
	657,095	Revolver, 6.750% (3-Month USD Libor+475 basis points), 5/24/2024[2,3,4]	652,560
	22,540,616	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 5/24/2024[2,3,4]	22,385,051
	4,661,000	Delayed Draw, 1.000%, 12/2/2026[2,4,5]	4,640,462
		Invicti Intermediate 2, LLC
	1,090,909	Revolver, 0.500%, 11/16/2027[2,4,5]	1,069,332
	10,909,091	First Lien Term Loan, 6.500% (3-Month USD Libor+575 basis points), 11/16/2027[2,3,4]	10,693,322
	7,000,000	Ivanti Software, Inc. Second Lien Term Loan, 7.773% (3-Month USD Libor+625 basis points), 12/1/2028[2,3,4]	6,778,243
	NOK13,550,707	Jigsaw Bidco AS First Lien Term Loan, 7.830% (3-Month NOK Nibor+725 basis points), 5/3/2024[2,3,4,6]	1,534,703

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Kona Buyer, LLC
$9,527,273	First Lien Term Loan, 5.500% (3-Month USD Libor+550 basis points), 12/11/2027[2,3,4]	$9,499,618
9,824,232	First Lien Term Loan, 5.500% (3-Month USD Libor+550 basis points), 12/11/2027[2,3,4]	9,795,716
	Litera Bidco LLC
5,500,000	First Lien Term Loan, 7.000% (1-Month USD Libor+600 basis points), 5/29/2026[2,3,4]	5,418,723
20,623,728	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 5/29/2026[2,3,4]	20,305,186
	LMG Holdings, Inc.
285,714	Revolver, 0.500%, 4/30/2026[2,4,5]	282,393
4,690,714	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 4/30/2026[2,3,4]	4,635,721
20,500,000	Mandolin Technology Intermediate Holdings, Inc. Second Lien Term Loan, 7.000% (3-Month USD Libor+650 basis points), 7/30/2029[2,3,4]	20,499,345
	Mapp
632,659	Revolver, 7.500% (3-Month USD Libor+700 basis points), 5/31/2024[2,3,4]	627,044
5,116,889	First Lien Term Loan, 7.500% PIK (3-Month USD Libor+700 basis points), 5/31/2024[2,3,4,12]	5,071,481
	Marlin DTC-LS Midco 2, LLC
16,871,365	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	16,516,152
2,914,145	First Lien Term Loan, 7.500% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	2,852,790
32,333,333	Merlin International, Inc. First Lien Term Loan, 10.000% (3-Month USD Libor+700 basis points), 8/6/2023[2,3,4]	32,333,333
	Mindbody, Inc.
1,428,571	Revolver, 0.500%, 2/14/2025[2,4,5]	1,415,894
6,950,236	First Lien Term Loan, 9.500% (3-Month USD Libor+700 basis points), 2/14/2025[2,3,4]	6,888,559
	Ministry Brands Merger Sub, LLC
1,694,915	Revolver, 0.500%, 12/27/2027[2,4,5]	1,657,564
5,649,718	Delayed Draw, 1.000%, 12/27/2028[2,4,5]	5,581,595
17,655,367	First Lien Term Loan, 6.250% (3-Month USD Libor+550 basis points), 12/27/2028[2,3,4]	17,266,297
169,992	Misys Ltd. Second Lien Term Loan, 4.500% (3-Month USD Libor+350 basis points), 6/13/2024[2,3]	168,099
16,557,353	Motus, LLC Second Lien Term Loan, 7.250% (3-Month USD Libor+650 basis points), 12/10/2029[2,3,4]	16,339,452
	New Era Technology
95,014	Revolver, 0.500%, 10/31/2026[2,4,5]	94,918
456,066	Delayed Draw, 1.000%, 10/31/2026[2,4,5]	455,606

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$3,157,590	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	$3,154,406
1,571,004	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	1,569,420
133,019	Revolver, 7.250% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	132,885
	Newscycle Solutions
2,309,658	First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 12/29/2022[2,3,4]	2,289,162
267,911	First Lien Term Loan, 8.000% (3-Month USD Libor+700 basis points), 12/29/2022[2,3,4]	265,534
348,544	Delayed Draw, 8.000% (3-Month USD Libor+700 basis points), 12/29/2022[2,3,4]	345,451
5,333,333	OEConnection Second Lien Term Loan, 7.500% (3-Month USD Libor+700 basis points), 9/25/2027[2,3,4]	5,297,355
10,000,000	Options Technology Ltd. First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 12/26/2025[2,3,4]	9,799,437
7,500,000	OSP Lakeside Intermediate Holdings, LLC First Lien Term Loan, 9.047% (3-Month USD Libor+805 basis points), 7/31/2026[2,3,4]	7,431,879
	PCS Software, Inc.
363,714	Revolver, 0.500%, 7/1/2024[2,4,5]	362,658
5,276,100	First Lien Term Loan, 7.250% (3-Month USD Libor+575 basis points), 7/1/2024[2,3,4]	5,260,785
20,415,482	PDFTRON Systems, Inc. First Lien Term Loan, 6.500% (3-Month USD Sofr+550 basis points), 7/15/2027[2,3,4]	20,022,400
9,913,601	PDI TA Holdings, Inc. First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 10/24/2024[2,3,4]	9,793,914
	PDQ
1,764,706	Revolver, 0.500%, 8/27/2027[2,4,5]	1,736,356
7,377,353	Delayed Draw, 6.000% (3-Month USD Libor+550 basis points), 8/27/2027[2,3,4,8]	7,258,838
10,769,412	First Lien Term Loan, 6.000% (3-Month USD Libor+550 basis points), 8/27/2027[2,3,4]	10,596,405
	Pegasus Global Enterprise Holdings, LLC
1,268,825	Delayed Draw, 0.500%, 5/29/2025[2,4,5]	1,265,142
775,467	Delayed Draw, 6.750% (3-Month USD Libor+625 basis points), 5/29/2025[2,3,4]	773,216
2,761,863	First Lien Term Loan, 6.750% (3-Month USD Libor+625 basis points), 5/29/2025[2,3,4]	2,753,847
1,191,083	Perforce Software First Lien Term Loan, 3.959% (3-Month USD Libor+375 basis points), 7/1/2026[2,3]	1,179,357
	ProcessUnity Holdings, LLC
1,000,000	Revolver, 0.500%, 9/24/2028[2,4,5]	977,948
1,000,000	Delayed Draw, 1.000%, 9/24/2028[2,4,5]	987,927
5,000,000	First Lien Term Loan, 6.750% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4]	4,889,739

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
	$4,936,387	Q-Centrix LLC First Lien Term Loan, 5.500% (3-Month USD Libor+450 basis points), 11/30/2024[2,3,4]	$4,922,058
		Qualifacts
	263,158	Revolver, 0.500%, 9/19/2024[2,4,5]	260,823
	438,597	Delayed Draw, 7.250% (3-Month USD Libor+650 basis points), 9/19/2024[2,3,4]	434,704
	2,192,982	First Lien Term Loan, 7.250% (3-Month USD Libor+650 basis points), 9/19/2024[2,3,4]	2,173,522
		Quantic Electronics, LLC
	428,397	Revolver, 0.500%, 11/19/2026[2,4,5]	425,363
	1,419,994	Delayed Draw, 1.000%, 8/17/2023[2,4,5]	1,409,936
	1,997,148	Delayed Draw, 7.250% (3-Month USD Libor+625 basis points), 8/17/2023[2,3,4]	1,983,001
	3,682,420	First Lien Term Loan, 7.250% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	3,656,335
	20,000,000	Quest Software US Holdings, Inc. First Lien Term Loan, 8.150% (3-Month USD SOFR+750 basis points), 2/1/2030[2,3,4,8]	19,665,840
		Questel International
EUR	2,153,391	First Lien Term Loan, 6.250% (3-Month EUR Libor+525 basis points), 12/17/2027[2,3,4,6]	2,385,558
EUR	8,850,000	First Lien Term Loan, 6.250% (3-Month EUR Libor+525 basis points), 12/17/2027[2,3,4,6]	9,804,158
	8,653,846	Quickbase Second Lien Term Loan, 8.208% (3-Month USD Libor+800 basis points), 4/2/2027[2,3,4]	8,595,468
		Ranger Buyer, Inc.
	1,538,462	Revolver, 0.500%, 11/18/2027[2,4,5]	1,519,949
	384,615	Revolver, 7.000% (3-Month USD Libor+625 basis points), 11/18/2027[2,3,4]	379,987
	23,076,923	First Lien Term Loan, 7.000% (3-Month USD Libor+625 basis points), 11/18/2028[2,3,4]	22,799,242
		RCS Industrials
	343,264	Delayed Draw, 6.750% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,7]	339,976
	1,910,417	First Lien Term Loan, 6.750% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,7]	1,892,118
	2,214,344	RCS Technology First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 2/28/2025[2,3,4,7]	2,207,917
		Recorded Future, Inc.
	178,771	Revolver, 0.500%, 7/3/2025[2,4,5]	177,185
	1,129,078	First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 7/3/2025[2,3,4]	1,119,059
		Revalize, Inc.
	255,375	Revolver, 0.500%, 4/15/2027[2,4,5]	252,420
	6,808,000	Delayed Draw, 1.000%, 4/15/2027[2,4,5]	6,763,222
	19,960,114	Delayed Draw, 6.750% (3-Month USD Libor+525 basis points), 4/15/2027[2,3,4,8]	19,729,188
	4,499,722	Delayed Draw, 6.750% (3-Month USD Libor+525 basis points), 4/15/2027[2,3,4]	4,447,664

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
	$425,625	Revolver, 6.750% (3-Month USD Libor+575 basis points), 4/15/2027[2,3,4,5]	$420,701
	2,123,851	Rocket Software, Inc. First Lien Term Loan, 4.459% (3-Month USD Libor+425 basis points), 11/28/2025[2,3]	2,100,626
		RPX Corporation
	4,612,500	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/23/2025[2,3,4]	4,538,402
	8,000,000	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 10/23/2025[2,3,4]	7,871,483
		Safety Borrower Holdings
	508,475	Revolver, 0.500%, 9/1/2027[2,4,5]	506,999
	1,694,915	Delayed Draw, 1.000%, 9/1/2027[2,4,5]	1,689,995
	7,627,119	First Lien Term Loan, 6.750% (1-Month USD Libor+575 basis points), 9/1/2027[2,3,4]	7,604,980
	169,492	Revolver, 7.000% (1-Month USD Libor+600 basis points), 9/1/2027[2,3,4]	169,000
		Seismic Software, Inc.
	272,390	Revolver, 0.500%, 10/15/2026[2,4,5]	267,002
	1,906,727	Delayed Draw, 1.000%, 10/15/2026[2,4,5]	1,869,014
	16,583	Delayed Draw, 5.750% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4]	16,255
		Smarsh, Inc.
	1,666,667	Revolver, 0.500%, 2/18/2029[2,4,5]	1,648,240
	6,666,667	Delayed Draw, 1.000%, 2/18/2029[2,4,5]	6,626,259
	26,666,667	First Lien Term Loan, 7.250% (3-Month USD SOFR+650 basis points), 2/18/2029[2,3,4]	26,371,845
	1,470,000	Smartlinx Solutions, LLC First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 3/5/2026[2,3,4]	1,460,639
	13,000,000	Solera Global Holdings Second Lien Term Loan, 9.000% (3-Month USD Libor+800 basis points), 6/4/2029[2,3,4]	12,569,056
GBP	3,613,000	SSCP Pegasus Bidco Ltd. First Lien Term Loan, 6.813% (3-Month GBP Libor+675 basis points), 6/14/2022[2,3,4,6]	4,746,453
GBP	1,797,628	First Lien Term Loan, 6.780% (6-Month GBP Libor+675 basis points), 6/14/2022[2,3,4,6]	2,361,571
		Syntax Systems Ltd.
	876,568	Revolver, 0.500%, 10/29/2026[2,4,5]	866,143
	1,103,630	Revolver, 6.500% (1-Month USD Libor+550 basis points), 10/29/2026[2,3,4]	1,090,506
	5,000,000	First Lien Term Loan, 6.250% (1-Month USD Libor+550 basis points), 10/28/2028[2,3,4]	4,949,614
	4,950,495	Delayed Draw, 1.000%, 10/29/2028[2,4,5]	4,891,624
	18,024,134	First Lien Term Loan, 6.250% (1-Month USD Libor+550 basis points), 10/29/2028[2,3,4]	17,809,790
		Tamarack Intermediate, L.L.C.
	3,023,437	Revolver, 0.500%, 3/11/2028[2,4,5]	2,965,224
	18,476,562	First Lien Term Loan, 6.500% (3-Month USD Sofr+575 basis points), 3/11/2028[2,3,4]	18,120,812

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount			Value
		SENIOR SECURED LOANS (Continued)
		TECHNOLOGY (Continued)
	$1,485,000	TaxSlayer LLC First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	$1,472,434
	1,371,868	Thunder Purchase, Inc. Revolver, 0.500%, 6/30/2027[2,4,5]	1,358,456
		TigerConnect, Inc.
	1,875,000	Revolver, 0.500%, 2/16/2028[2,4,5]	1,835,913
	541,406	Delayed Draw, 1.000%, 2/16/2028[2,4,5]	540,939
	13,125,000	First Lien Term Loan, 7.750% PIK (3-Month USD SOFR+675 basis points), 2/16/2028[2,3,4,8,12]	12,851,392
		Tribute Technology
	4,882,979	Revolver, 0.500%, 10/30/2026[2,4,5]	4,835,240
	2,154,255	First Lien Term Loan, 6.250% (3-Month USD Libor+575 basis points), 10/30/2026[2,3,4]	2,111,647
	6,462,766	Delayed Draw, 6.500% (3-Month USD Libor+575 basis points), 10/30/2026[2,3,4]	6,334,940
		Trintech, Inc.
	888,595	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/29/2023[2,3,4]	880,710
	444,298	First Lien Term Loan, 7.000% (3-Month USD Libor+600 basis points), 12/29/2023[2,3,4]	440,355
	14,962,500	Twin Brook Technology First Lien Term Loan, 6.500% (3-Month USD Libor+550 basis points), 10/5/2027[2,3,4]	14,782,759
GBP	12,230,216	UKFast Leaders Limited First Lien Term Loan, 7.312% (3-Month GBP Libor+675 basis points), 9/8/2027[2,3,4,6]	15,969,243
		Uniguest
	526,316	Revolver, 0.500%, 12/17/2025[2,4,5]	524,788
	1,592,105	Delayed Draw, 1.000%, 12/17/2025[2,4,5]	1,587,484
	2,602,474	Delayed Draw, 8.000% (1-Month USD Libor+700 basis points), 12/17/2025[2,3,4]	2,594,920
	5,210,526	First Lien Term Loan, 8.000% (1-Month USD Libor+700 basis points), 12/17/2025[2,3,4]	5,195,402
	15,000,000	Virgin Pulse, Inc. Second Lien Term Loan, 8.000% (3-Month USD Libor+725 basis points), 4/6/2029[2,3]	14,812,500
		WorkForce Software, LLC
	308,824	Revolver, 0.500%, 7/31/2025[2,4,5]	306,083
	154,412	Revolver, 7.500% (3-Month USD Libor+650 basis points), 7/31/2025[2,3,4]	153,041
	4,365,630	First Lien Term Loan, 8.250% PIK (3-Month USD Libor+650 basis points), 7/31/2025[2,3,4,12]	4,326,889
	2,425,000	Worksoft First Lien Term Loan, 8.750% (3-Month USD Libor+775 basis points), 2/22/2025[2,3,4]	2,411,369

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$2,524,544	Xactly Corporation First Lien Term Loan, 8.250% (3-Month USD Libor+725 basis points), 7/29/2022[2,3,4]	$2,502,141
		1,297,253,258
	UTILITIES — 0.3%
2,878,076	TS OpCo Holding LLC First Lien Term Loan, 6.250% (3-Month USD Libor+525 basis points), 9/28/2023[2,3,4]	2,820,352
	Water Holdings Acquisition, LLC
872,877	Revolver, 0.500%, 12/18/2026[2,4,5]	853,663
3,817,808	Delayed Draw, 1.000%, 12/18/2026[2,4,5]	3,801,924
412,837	Revolver, 6.250% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	403,750
291,781	Delayed Draw, 6.250% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	290,567
13,714,286	First Lien Term Loan, 7.500% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	13,412,403
		21,582,659
	TOTAL SENIOR SECURED LOANS
	(Cost $6,413,280,909)	6,406,512,796

Number of Shares
	PRIVATE INVESTMENT VEHICLES — 36.5%
	INVESTMENT PARTNERSHIPS — 7.1%
N/A	AG Direct Lending Fund II (Unlevered) L.P.[2,9]	33,181,400
N/A	AG Direct Lending Fund II L.P.[2,9]	23,203,222
N/A	AG Direct Lending Fund III L.P.[2,9]	17,761,309
N/A	AG DLI, L.P.[2,9]	14,607,969
N/A	AG GTDL Fund II, L.P.[2,9]	33,312,552
N/A	AG GTDL Fund, L.P.[2,9]	4,764,428
N/A	AG KFHDL Fund, L.P.[2,9]	4,764,193
N/A	Annaly Credit Opportunities Onshore Fund, LP2,9	47,069,006
N/A	Ares Commercial Finance Feeder (A) LP2,9	12,681,117
N/A	Barings CMS Fund LP2,9	15,363,741
N/A	Chilly HP SCF Investor, LP2,9	1,994,119
N/A	Crescent Mezzanine Partners VIIC, L.P.[2,9]	6,470,643
N/A	Crestline Specialty Lending III (U.S.), LP2,9	8,586,724
N/A	HPS Mezzanine Partners 2019 LP2,9	9,625,927
N/A	HPS Specialty Loan Fund V Feeder LP2,9	39,909,019
N/A	Marlin Credit Opportunity Fund LP2,9	68,889,218
N/A	Odyssey Company Investment Partners B L.P. [2,9]	1,559,179
N/A	Providence Debt Fund III (Non-US) L.P.[2,9]	11,318,726
N/A	Raven Asset Based Credit Fund II, LP2,9	9,752,140

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Number of Shares		Value
	INVESTMENT PARTNERSHIPS (Continued)
N/A	Silver Point Specialty Credit Fund II, LP2,9	$37,615,901
N/A	Summit Partners Cred Offshort Fund II [2,9]	9,256,594
N/A	Thompson Rivers, LLC[2,9]	22,386,067
N/A	Varagon Capital Direct Lending Fund[2,9]	8,768,685
N/A	Vista Credit Partner Fund III LP2,9	21,376,574
N/A	Waccamaw River, LLC [2,9]	10,275,728
		474,494,181
	JOINT VENTURES — 1.4%
N/A	FBLC Senior Loan Fund LLC[2,9,11]	80,785,411
N/A	Middle Market Credit Fund II, LLC[2,9,11]	15,234,266
		96,019,677
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 17.3%
4,312,845	Barings Capital Investment Corporation[2,9]	96,538,347
34,693,370	Barings Private Credit Corporation[2,9]	713,231,063
5,602,693	Franklin BSP Lending Corporation[2,9]	42,720,074
966,667	Golub Capital Direct Lending Corp.[2,9]	14,590,129
1,585,700	Morgan Stanley Direct Lending Fund[2,9]	33,891,609
10,000,000	New Mountain Guardian III BDC, LLC[2,9]	101,442,741
5,376,344	Owl Rock Core Income Corp.[2,9]	100,714,713
2,119,509	Owl Rock Technology Finance Corp.[2,9]	38,037,894
831,997	Owl Rock Technology Finance Corp. II2,9	11,998,593
N/A	Stellus Private Credit BDC Feeder, LP2,9	5,867,304
N/A	TCW Direct Lending VIII LLC[2,9]	8,098,653
		1,167,131,120
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 9.9%
N/A	BlackRock Shasta CLO VII[2,9]	310,952,616
N/A	NXT Capital Structured Note I, LLC[2,9]	59,574,210
N/A	Silver Point Loan Note Issuer LLC[2,9]	25,870,647
N/A	Varagon Structured Note Issuer I LLC[2,9]	268,400,382
		664,797,855
	PRIVATE EQUITY — 0.1%
4	Owl Rock Technology Holdings II LLC[2,4]	5,488,054
N/A	Stellus Private BDC Advisor, LLC[2,4]	1,022,872
		6,510,926
	SPECIAL PURPOSE VEHICLE FOR COMMON EQUITY — 0.2%
N/A	Minerva Co-Invest LP2,9	14,932,450

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Number of Shares		Value
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS — 0.5%
N/A	17Capital Co. Investment Fund V-L LP2,6,9	$24,401,197
N/A	Endurance II L.P.[2,9]	10,482,512
N/A	Proxima Onshore Co-Invest, L.P.[2,9]	606,211
		35,489,920
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $2,382,043,086)	2,459,376,129
Principal Amount
	COLLATERALIZED LOAN OBLIGATIONS — 1.4%
$12,000,000	ABPCI Direct Lending Fund CLO X LP 10.724% (3-Month USD Libor+1,047 basis points), 1/20/2032[1,2,3,4,10]	12,007,731
	BlackRock Elbert CLO V Ltd.
11,000,000	10.226% (3-Month USD Libor+940 basis points), 12/15/2031[1,2,3,4,10]	11,044,100
39,500,000	16.500%, 12/15/2031[1,2,4,10,13]	39,427,758
10,000,000	Monroe Capital MML CLO IX Ltd. 8.959% (3-Month USD Libor+870 basis points), 10/22/2031[1,2,3,4,10,14]	9,978,419
2,910,000	Monroe Capital MML CLO VII Ltd. 7.730% (3-Month USD Libor+725 basis points), 11/22/2030[1,2,3,4,10]	2,834,325
15,000,000	Monroe Capital MML CLO VIII, Ltd. 16.500%, 11/22/2033*,1,2,4,10,13	12,928,691
	Monroe Capital MML CLO X Ltd.
5,000,000	7.380% (3-Month USD Libor+690 basis points), 8/20/2031[1,2,3,4,10,14]	5,009,306
3,000,000	9.329% (3-Month USD Libor+885 basis points), 8/20/2031[1,2,3,4,10]	2,999,619
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $96,139,368)	96,229,949
Number of Shares
	PREFERRED STOCKS — 1.3%
	HEALTH CARE — 1.1%
15,000	nThrive, Inc., Series A-2 Preferred, 11.000%[2,4]	14,550,000
40,000	Minerva Holdco, Inc., Series A, 10.750%[2,4]	39,204,000
17,500	Propharma, LLC Jayhawk Intermediate LLC, Series B Preferred, 13.000% PIK[2,4,15]	16,973,294
		70,727,294
	INDUSTRIALS — 0.0%
2,500	Atomic Transport, LLC LP Atomic Blocker, LLC, Class A Preferred, 8.500% PIK[2,4,16]	2,500,000
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Preferred, 8.000%[2,4,17]	100,000
		2,600,000

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Number of Shares		Value
	TECHNOLOGY — 0.2%
9,051	Help Systems Holdings, Inc., Halo Parent Newco, LLC, 11.000%[2,4,19]	$8,869,620
6,500	Mandolin Technology Intermediate Holdings, Inc. - Series A, 10.500%[2,4]	6,305,001
		15,174,621
	TOTAL PREFERRED STOCKS
	(Cost $87,786,624)	88,501,915

	COMMON STOCKS — 0.1%
	FINANCIALS — 0.1%
280,309	Forbright, Inc.[2,4]	4,248,436

	INDUSTRIALS — 0.0%
2,188	Atomic Transport, LLC Atomic Blocker, LLC, Class W Common[2,4,16]	1,213,027
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Common[2,4,17]	100,000
		1,313,027
	TOTAL COMMON STOCKS
	(Cost $4,365,607)	5,561,463
Principal Amount
	SUBORDINATED DEBT — 0.1%
	FINANCIALS — 0.1%
$5,500,000	OTR Midco, LLC, 12.000%, 5/12/2026[2,4]	5,468,056
	TOTAL SUBORDINATED DEBT
	(Cost $5,500,000)	5,468,056
Number of Shares
	WARRANTS — 0.0%
	TECHNOLOGY — 0.0%
21,640	Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)[2,4]	1,279,790
	TOTAL WARRANTS
	(Cost $1,152,261)	1,279,790

	SHORT-TERM INVESTMENTS — 1.1%
76,248,365	State Street Institutional U.S. Government Money Market Fund, 0.24%[2,18]	76,248,365
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $76,248,365)	76,248,365
	TOTAL INVESTMENTS — 135.5%
	(Cost $9,066,516,220)	9,139,178,463
	Senior Notes (net of deferred offering costs of $185,000) — (9.6)%	(649,815,000)
	Liabilities Less Other Assets — (25.9)%	(1,746,579,999)
	NET ASSETS — 100.0%	$6,742,783,464

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Principal Amount		Value
	REVERSE REPURCHASE AGREEMENTS — (0.1)%
$(4,185,000)	Agreement with Deutsche Bank AG, 2.116%, dated 3/22/2022, to be repurchased at $4,207,631 on 6/22/2022, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 10/22/2031, with a total value of $9,978,419	$(4,185,000)
(2,070,000)	Agreement with Deutsche Bank AG, 2.124%, dated 3/29/2022, to be repurchased at $2,081,236 on 6/29/2022, collateralized by Monroe Capital MML CLO X Ltd. with maturity of 8/20/2031, with a total value of $5,009,306	(2,070,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds $6,255,000)	(6,255,000)

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

LOC – Letter of Credit

BDC – Business Development Company

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

NOK – Norwegian Krone

SEK – Swedish Krona

Libor – London Interbank Offered Rate

Stibor – Stockholm Interbank Offered Rate

Nibor – Norwegian Interbank Offered Rate

BBSY – Bank Bill Swap Bid Rate

Sofr – Secured Overnight Financing Rate

CLO – Collateralized Loan Obligation

*	Subordinated note position. Rate shown is the effective yield as of period end.

[1]	Callable.

[2]

As of March 31, 2022 all or a portion of the security has been pledged as collateral for a senior secured note. The value of the securities totaled $9,139,178,463 as of March 31, 2022. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.

[3]	Floating rate security. Rate shown is the rate effective as of period end.

[4]	Value was determined using significant unobservable inputs.

[5]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. See Note 2 for additional information.

[6]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.

[7]	This investment was made through a participation. Please see Note 2 for a description of loan participations.

[8]

All or a portion of this security is segregated as collateral for secured borrowings made with Macquarie US Trading LLC. Total collateral had a fair value of $204,168,414 as of March 31, 2022. See Note 2 for additional information.

[9]	Investment valued using net asset value per share as practical expedient. See Note 12 for respective investment strategies, unfunded commitments, and redemptive restrictions.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

[10]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $108,021,765, which represents 1.6% of total net assets of the Fund.

[11]	Step rate security.

[12]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

[13]	Variable rate security. Rate shown is the rate in effect as of period end.

[14]

All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $14,987,725 as of March 31, 2022. See Note 2 for additional information.

[15]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.

[16]	Atomic Blocker, LLC holds Class A Preferred Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.

[17]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.

[18]	The rate is the annualized seven-day yield at period end.

[19]	The Fund holds Class H units of Halo Parent Newco, LLC which is the parent company of HelpSystems Holdings, Inc.

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co. Investment Fund V-L LP	9/23/2021	$25,759,098
AG Direct Lending Fund (Unlevered) II L.P.	3/31/2022	31,245,766
AG Direct Lending Fund II L.P.	3/31/2020	21,527,231
AG Direct Lending Fund III L.P.	6/28/2019	16,808,391
AG DLI, L.P.	3/31/2022	13,475,815
AG GTDL Fund II, L.P.	3/31/2022	31,409,805
AG GTDL Fund, L.P.	3/31/2022	4,486,876
AG KFHDL Fund, L.P.	3/31/2022	4,487,098
Annaly Credit Opportunities Onshore Fund, LP	4/16/2021	47,116,231
Ares Commercial Finance Feeder (A) LP	3/31/2021	11,309,134
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings CMS Fund LP	12/28/2021	15,000,000
Barings Private Credit Corporation	5/10/2021	700,000,000
BlackRock Shasta CLO VII	2/10/2021	303,230,769
Chilly HP SCF Investor, LP	2/9/2022	1,967,311
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	5,540,346
Crestline Specialty Lending III (U.S.), LP	8/30/2021	8,176,593
Endurance II L.P.	8/24/2020	9,738,307
FBLC Senior Loan Fund LLC	1/20/2021	78,562,000
Franklin BSP Lending Corporation	4/1/2020	32,327,541
Golub Capital Direct Lending Corp.	7/13/2021	14,500,000
HPS Mezzanine Partners 2019 LP	11/16/2020	8,466,878

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments
As of March 31, 2022 (Continued)

Security	First Acquisition Date	Cost
HPS Specialty Loan Fund V Feeder LP	5/14/2021	$37,031,577
Marlin Credit Opportunity Fund LP	5/21/2021	68,345,004
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Minerva Co-Invest LP	2/11/2022	14,720,019
Morgan Stanley Direct Lending Fund	7/16/2021	33,289,217
New Mountain Guardian III BDC, LLC	3/27/2020	100,000,000
NXT Capital Structured Note I, LLC	1/26/2022	59,124,117
Odyssey Company Investment Partners B L.P.	3/24/2022	1,555,423
Owl Rock Core Income Corp.	7/29/2021	100,000,000
Owl Rock Technology Finance Corp.	9/24/2020	35,000,000
Owl Rock Technology Finance Corp. II	12/30/2021	12,019,807
Providence Debt Fund III (Non-US) L.P.	3/31/2021	8,949,049
Proxima Onshore Co-Invest, L.P.	11/2/2021	578,571
Raven Asset Based Credit Fund II, LP	9/21/2021	9,529,551
Silver Point Loan Note Issuer LLC	3/22/2022	25,870,647
Silver Point Specialty Credit Fund II, LP	12/15/2020	36,493,398
Stellus Private Credit BDC Feeder, LP	1/31/2022	5,810,000
Summit Partners Cred Offshort Fund II	3/31/2022	7,685,081
TCW Direct Lending VIII LLC	1/31/2022	8,021,297
Thompson Rivers, LLC	6/29/2021	20,000,000
Varagon Capital Direct Lending Fund	3/25/2021	10,000,000
Varagon Structured Note Issuer I LLC	10/13/2021	265,000,000
Vista Credit Partner Fund III LP	9/15/2021	19,848,884
Waccamaw River, LLC	5/4/2021	10,228,065
Total		2,381,943,088

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts
As of March 31, 2022

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	June 30, 2022	(29,291,603)	$(21,779,730)	$(21,956,831)	$(177,101)
Canadian Dollars	State Street	USD	May 18, 2022	(24,792,837)	(19,460,778)	(19,829,384)	(368,606)
Canadian Dollars	State Street	USD	June 30, 2022	(15,392,118)	(12,314,975)	(12,308,897)	6,078
Euro	State Street	USD	May 09, 2022	(845,603)	(967,539)	(936,796)	30,743
Euro	State Street	USD	May 31, 2022	(11,721,593)	(13,221,136)	(12,999,404)	221,732
Euro	State Street	USD	June 30, 2022	(99,734,381)	(110,952,504)	(110,832,036)	120,468
Euro	State Street	USD	August 09, 2022	(2,768,782)	(3,179,392)	(3,083,091)	96,301
British Pound	State Street	USD	May 04, 2022	(2,838,198)	(3,846,161)	(3,727,862)	118,299
British Pound	State Street	USD	May 10, 2022	(1,735,919)	(2,330,650)	(2,279,984)	50,666
British Pound	State Street	USD	June 15, 2022	(7,525,204)	(9,820,767)	(9,883,234)	(62,467)
British Pound	State Street	USD	June 30, 2022	(51,726,732)	(67,800,126)	(67,955,999)	(155,873)
British Pound	State Street	USD	August 03, 2022	(3,802,164)	(5,158,396)	(4,995,143)	163,253
British Pound	State Street	USD	August 09, 2022	(14,568,385)	(19,705,926)	(19,139,441)	566,485
Norwegian Krone	Marlin Credit Opportunities	USD	August 11, 2023	(13,125,000)	(1,451,399)	(1,491,554)	(40,155)
Swedish Krona	Marlin Credit Opportunities	USD	August 23, 2024	(11,250,000)	(1,279,529)	(1,231,886)	47,643

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(293,269,008)	$(292,651,542)	$617,466

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Summary of Investments (Unaudited)
As of March 31, 2022

Security Type/Sector	Percent of Total Net Assets
Senior Secured Loans
Industrials	19.8%
Technology	19.2%
Health Care	18.7%
Financials	13.4%
Consumer Discretionary	9.5%
Communications	4.6%
Materials	4.2%
Consumer Staples	2.5%
Real Estate	2.1%
Governments	0.5%
Utilities	0.3%
Energy	0.2%
Total Senior Secured Loans	95.0%
Private Investment Vehicles
Non-Listed Business Development Companies	17.3%
Private Collateralized Loan Obligation	9.9%
Investment Partnerships	7.1%
Joint Ventures	1.4%
Special Purpose Vehicle for Senior Secured Loans	0.5%
Special Purpose Vehicle for Preferred Equity	0.2%
Private Equity	0.1%
Total Private Investment Vehicles	36.5%
Collateralized Loan Obligations	1.4%
Preferred Stocks
Health Care	1.1%
Technology	0.2%
Industrials	0.0%
Total Preferred Stocks	1.3%
Common Stocks
Financials	0.1%
Industrials	0.0%
Total Common Stocks	0.1%
Subordinated Debt
Financials	0.1%
Warrants
Technology	0.0%
Short-Term Investments	1.1%
Total Investments	135.5%
Senior Notes	(9.6)%
Liabilities in Excess of Other Assets	(25.9)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statement of Assets and Liabilities
As of March 31, 2022

Assets:
Investments, at value (cost $8,975,246,029)	$9,043,158,786
Joint ventures, at value (cost $91,270,191)	96,019,677
Foreign currency, at value (cost $1,978,931)	1,958,956
Unrealized appreciation on forward foreign currency exchange contracts	617,466
Cash	58,969,752
Receivables:
Investment securities sold	19,862,535
Fund shares sold	47,361,766
Dividends and interest	83,607,673
Prepaid expenses	690,169
Prepaid commitment fees on secured credit facility	9,732,821
Total assets	9,361,979,601

Liabilities:
Reverse repurchase agreements, at value (proceeds $6,255,000)	6,255,000
Payables:
Senior notes (Net of deferred offering cost of $185,000) (Note 2)	649,815,000
Secured credit facility (Note 2)	607,000,000
Secured borrowings (Note 2)	204,168,415
Unfunded loan commitments (Note 2)	1,067,657,030
Investment securities purchased	79,514,042
Deferred tax liability	500,535
Interest on secured borrowings	166,705
Interest on secured credit facility	90,781
Interest on reverse repurchase agreements	2,826
Investment Management fees	1,421,442
Sub-Advisory fees	226,581
Audit fees	375,851
Fund administration fees	670,758
Legal fees	38,597
Custody fees	588,937
Transfer Agency fees and expenses	145,590
Chief Compliance Officer fees	13,150
Other accrued expenses	544,897
Total liabilities	2,619,196,137

Net Assets	$6,742,783,464

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$6,583,301,708
Total distributable earnings	159,481,756
Net Assets	$6,742,783,464

Class I Shares:
Net assets applicable to shares outstanding	$6,742,783,464
Shares of beneficial interest issued and outstanding	624,655,077
Net asset value, offering, and redemption price per share	$10.79

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statements of Operations
For the Period January 1, 2022 through March 31, 2022*

	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021
Investment Income:
Interest (net of withholding taxes of $116,422)	$72,654,006	$138,047,714
Dividends	415,366	1,721,169
Distributions from investment partnerships	32,540,696	60,260,957
Distributions from joint venture investments	3,088,327	4,260,527
Miscellaneous income	2,893,211	216,866
Total investment income	111,591,606	204,507,233

Expenses:
Investment management fees	13,820,813	23,509,800
Interest on secured credit facility	7,002,687	13,547,381
Sub-advisory fees	211,049	1,089,539
Interest on reverse repurchase agreements	27,718	980,519
Legal fees	200,000	782,847
Fund administration fees	901,895	1,820,576
Fund accounting fees	—	274,992
Registration fees	446,533	293,226
Transfer agent fees and expenses	224,341	452,114
Custody fees	361,285	450,516
Audit fees	254,824	348,334
Trustees’ fees and expenses	75,000	261,000
Shareholder reporting fees	45,796	278,281
Chief Compliance Officer fees	21,525	66,266
Insurance fees	39,485	27,495
Commitment fees on secured credit facility	659,072	553,261
Miscellaneous expenses	536,292	958,316
Total fees and expenses	24,828,315	45,694,463
Recapture of previously waived and/or reimbursed expenses (Note 4)	—	—
Net expenses	24,828,315	45,694,463
Net investment income	86,763,291	158,812,770

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	479,549	8,588,233
Forward foreign currency exchange contracts	2,781,178	4,120,659
Foreign currency transactions	861,757	125,698
Net realized gain	4,122,484	12,834,590
Net change in unrealized appreciation/depreciation on:
Investments	11,559,522	43,041,921
Investments in joint ventures	(875,410)	3,883,122
Forward foreign currency exchange contracts	1,959,136	(772,170)
Foreign currency translations	(28,494)	(67,434)
Deferred tax expense	(500,535)	—
Net change in unrealized appreciation/depreciation	12,114,219	46,085,439
Net realized and unrealized gain	16,236,703	58,920,029

Net Increase in Net Assets from Operations	$102,999,994	$217,732,799

*	Fiscal year end changed to March 31, effective January 1, 2022.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statements of Changes in Net Assets

	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net Increase in Net Assets from:
Operations:
Net investment income	$86,763,291	$158,812,770	$28,277,087
Net realized gain on investments, forward foreign currency exchange contracts and foreign currency transactions	4,122,484	12,834,590	492,246
Net change in unrealized appreciation/depreciation on investments, forward foreign currency exchange contracts, foreign currency translations and deferred taxes	12,114,219	46,085,439	12,737,906
Net increase in net assets resulting from operations	102,999,994	217,732,799	41,507,239

Distributions to shareholders:
Distributions:
Class I	—	(173,398,542)	(31,818,077)
From return of capital:
Class I	—	(28,307,888)	(4,439,794)
Total	—	(201,706,430)	(36,257,871)

Capital Transactions:
Proceeds from shares sold:
Class I	2,007,446,987	4,062,844,184	497,552,093
Reinvestment of distributions:
Class I	—	62,384,398	8,708,770
Cost of shares repurchased:
Class I	(97,311,884)	(156,498,524)	(35,154,685)
Net increase in net assets from capital transactions	1,910,135,103	3,968,730,058	471,106,178

Net increase in net assets	2,013,135,097	3,984,756,427	476,355,546

Net Assets:
Beginning of period	4,729,648,368	744,891,941	268,536,395
End of period	$6,742,783,465	$4,729,648,368	$744,891,941

Capital Share Transactions:
Shares sold:
Class I	187,681,586	382,870,006	48,087,003
Shares issued in reinvestment of distributions:
Class I	—	5,911,991	849,428
Shares redeemed:
Class I	(9,103,076)	(14,649,800)	(3,450,199)
Net increase in capital shares outstanding	178,578,510	374,132,197	45,486,232

*	Fiscal year end changed to March 31, effective January 1, 2022.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statement of Cash Flows
For the Period January 1, 2022 through March 31, 2022*

Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$102,999,994
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(3,505,762,962)
Sales of investments	1,191,072,795
Net accretion on investments	(1,588,565)
Net realized gain on investments	(479,549)
Net realized gain on paydowns	(576,331)
Net change in unrealized (appreciation)/depreciation	(12,142,713)
Return of capital distributions received	12,483,332
Original issue discount and amendment fees	5,802,815
Change in short-term investments, net	(20,369,653)
(Increase)/Decrease in assets:
Foreign currency	9,889,693
Investment securities sold	14,020,366
Dividends and interest	(47,835,548)
Prepaid expenses	119,104
Prepaid commitment fees on secured credit facility	(347,512)
Increase/(Decrease) in liabilities:
Investment securities purchased	79,411,051
Unfunded loan commitments	293,305,205
Investment Management fees	789,878
Sub-Advisory fees	(19,333)
Interest on reverse repurchase agreements	(770,005)
Interest on secured credit facility	(1,195,422)
Audit fees	254,074
Legal fees	(36,320)
Fund administration fees	88,406
Custody fees	317,829
Transfer Agency fees and expenses	44,542
Chief Compliance Officer fees	1,800
Other accrued expenses	406,037
Net cash used in operating activities	(1,880,116,992)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statement of Cash Flows
For the Period January 1, 2022 through March 31, 2022* (Continued)

Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	$2,019,503,108
Cost of shares repurchased	(97,311,884)
Proceeds from reverse repurchase agreements	6,255,000
Payments made on reverse repurchase agreements	(6,833,000)
Proceeds from secured borrowings	204,168,415
Payments made on secured borrowings	(249,990,230)
Proceeds from secured revolving credit facility	55,000,000
Payments on secured credit facility	(1,250,000,000)
Proceeds from revolving loan (see note 2)	107,000,000
Proceeds from Term loan (see note 2)	500,000,000
Proceeds from senior notes	650,000,000
Net cash provided by financing activities	1,937,791,409

Net increase in cash	57,674,417

Cash
Cash, beginning of year	1,295,335
Cash, end of year	$58,969,752

Non cash financing activities not included herein consist of $0 reinvested dividends.

Cash paid for interest on secured revolving credit facility during the period was $8,198,109.

Cash paid for interest on reverse repurchase agreements during the period was $234,885.

Cash paid for interest on secured borrowings during the period was $2,399,324.

*	Fiscal year end changed to March 31, effective January 1, 2022.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statement of Cash Flows
For the Year Ended December 31, 2021

Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$217,732,799
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(6,596,620,140)
Sales of investments	826,685,580
Net accretion on investments	(3,327,487)
Net realized gain on investments	(8,588,233)
Net realized gain on paydowns	(5,839,891)
Net change in unrealized (appreciation)/depreciation	(46,152,873)
Return of capital distributions received	35,600,636
Original issue discount and amendment fees	11,643,936
Change in short-term investments, net	(35,389,821)
(Increase)/Decrease in assets:
Foreign currency	(11,812,286)
Investment securities sold	(29,446,471)
Dividends and interest	(29,194,814)
Prepaid expenses	(460,866)
Prepaid commitment fees on secured revolving credit facility	(6,685,090)
Increase/(Decrease) in liabilities:
Investment securities purchased	(2,470,676)
Unfunded loan commitments	717,794,325
Investment Management fees	611,880
Sub-Advisory fees	(18,768)
Interest from reverse repurchase agreements	766,740
Interest payable on secured revolving credit facility	1,113,693
Audit fees	20,777
Legal fees	22,562
Fund administration fees	520,380
Custody fees	235,168
Transfer Agency fees and expenses	68,548
Fund accounting fees	(18,046)
Chief Compliance Officer fees	8,354
Other accrued expenses	88,727
Net cash used in operating activities	(4,963,111,357)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Statement of Cash Flows
For the Year Ended December 31, 2021 (Continued)

Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	$4,012,807,858
Cost of shares repurchased	(156,498,524)
Distributions paid to shareholders, net of reinvestments	(139,322,032)
Proceeds from reverse repurchase agreements	47,386,000
Payments made on reverse repurchase agreements	(53,110,000)
Proceeds from secured borrowings	249,990,230
Proceeds from secured revolving credit facility	1,392,000,000
Payments on secured revolving credit facility	(387,000,000)
Due to Custodian	(1,846,840)
Net cash provided by financing activities	4,964,406,692

Net increase in cash	1,295,335

Cash
Cash, beginning of year	—
Cash, end of year	$1,295,335

Non cash financing activities not included herein consist of $62,384,398 of reinvested dividends.

Cash paid for interest on credit facility during the period was $12,433,688

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Financial Highlights
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Net asset value, beginning of period	$10.60	$10.35	$10.15	$10.00
Income from Investment Operations:
Net investment income[1]	0.16	0.72	0.72	0.34
Net realized and unrealized gain (loss) on investments[2]	0.03	0.27	0.19	(0.04)
Total income from investment operations	0.19	0.99	0.91	0.30

Less Distributions to shareholders:
From net investment income	—	(0.62)	(0.62)	(0.15)
From return of capital	—	(0.10)	(0.09)	—
From net realized gain	—	(0.02)	— [3]	— [3]
Total Distributions to shareholders	—	(0.74)	(0.71)	(0.15)

Net asset value, end of period	$10.79	$10.60	$10.35	$10.15

Total return[4]	1.79%[5]	10.38%	9.25%	3.05%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,742,783	$4,729,648	$744,892	$268,536

Ratio of expenses to average net assets (excluding interest expense)[8]:
Before fees waived and deferred tax expense	1.28%[6]	1.32%	1.80%	2.25%[6]
After fees waived	1.28%[6]	1.32%	1.80%	1.78%[6]
Ratio of net investment income to average net assets (excluding interest expense)[8]:
Before fees waived	6.75%[6]	7.36%	7.67%	3.58%[6]
After fees waived	6.75%[6]	7.36%	7.67%	4.05%[6]

Ratio of expenses to average net assets (including interest expense)[8]:
Before fees waived	1.79%[6]	1.94%	2.43%	2.28%[6]
After fees waived	1.79%[6]	1.94%	2.43%	1.81%[6]
Ratio of net investment income to average net assets (including interest expense)[8]:
Before fees waived	6.24%[6]	6.74%	7.04%	3.55%[6]
After fees waived	6.24%[6]	6.74%	7.04%	4.02%[6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Financial Highlights
Class I (Continued)

	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Reverse Repurchase Agreements[7]	$6,255,000	$6,833,000	$12,557,000	$6,034,000
Secured borrowings[7]	204,168,415	249,990,230	—	—
Senior Credit Facility[7]	607,000,000	1,195,000,000	190,000,000	—
Senior Notes[7]	649,815,000	—	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements[7]	1,078,983	693,179	60,321	45,504
Secured borrowings[7]	34,026	19,919	—	—
Senior Credit Facility[7]	12,108	4,958	4,916	—
Senior Notes[7]	11,376	—	—	—

Portfolio turnover rate	16%[5]	29%	29%	15%[5]

*	Commencement of operations.

**	Fiscal year end changed to March 31, effective January 1, 2022.

[1]	Based on average daily shares outstanding for the period.

[2]	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

[3]	Amount represents less than $0.01 per share.

[4]

Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

[5]	Not annualized.

[6]	Annualized.

[7]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act of 1940.

[8]	These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Schedule of Investments

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of March 31, 2022.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include insurance companies, business development companies, asset management firms (on behalf of their investors), and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; and (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Consolidation of a Subsidiary

On February 3, 2020, CCLF SPV LLC (“CCLF SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2022, net assets of the CCLF SPV were $3,223,511,853, or approximately 47.81% of the Fund’s total net assets.

On April 15, 2021, MCCW Holdings, LLC (“CCLF MCCW”) was formed as a limited liability company, and it is a wholly owned subsidiary of CCLF SPV. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

the accounts of CCLF MCCW. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2022, net assets of the CCLF MCCW were $183,313,864, or approximately 2.72% of the Fund’s total net assets and are included in the net assets of CCLF SVP.

On May 25, 2021, CCLF Holdings LLC (“CCLF HOLD”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2022, net assets of the CCLF HOLD were $18,501,583, or approximately 0.27% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D1). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2022, net assets of the CCLF HOLD (D1) were $8,445,093, or approximately 0.13% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D2). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2022, net assets of the CCLF HOLD (D2) were $258,631,158, or approximately 3.84% of the Fund’s total net assets.

On February 1, 2022, Broadway Funding Holdings and all investments in Broadway Funding Holdings were sold to North Haven Private Income Fund LLC (f/k/a Morgan Stanley Private Income Fund LLC).

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the consolidated Statements of Operations. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2022.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statements of Operations. For the fiscal period beginning January 1, 2022 and ended March 31, 2022, the Fund did not have interest or penalties associated with underpayment of income taxes.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1) and CCLF HOLD (D2) are disregarded entities for income tax purposes. CCLF HOLD is a limited liability company that has elected to be taxed as a corporation and is therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of March 31, 2022, the Fund had fifteen outstanding forward currency contracts sold short.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Warehouse Investments

The Fund may invest in Warehouse investments (“Warehouses”), which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles. To finance the acquisition of a Warehouse’s assets, a financing facility (a “Warehouse Facility”) is often opened by (i) the entity or affiliates of the entity that will become the collateral manager of the CLO or CDO upon its closing and/or (ii) third-party investors that may or may not invest in the CLO or CDO. The period from the date that a Warehouse is opened and asset accumulation begins to the date that the CLO or CDO closes is commonly referred to as the “warehousing period.” In practice, investments in Warehouses are structured in a variety of legal forms, including subscriptions for equity interests or subordinated debt investments in special purpose vehicles that obtain a Warehouse Facility secured by the assets acquired in anticipation of a CLO or CDO closing.

The Warehouse investments represent leveraged investments in the underlying assets of a Warehouse. Therefore, the value of a Warehouse investment is often affected by, among other things, (i) changes in the market value of the underlying assets of the Warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the underlying assets of the Warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse investment, a significant portion (and in some circumstances all) of the Warehouse investments made by the Fund may not be repaid.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statements of Operations. As of March

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

31, 2022, the Fund received $541,468 in commitment fees. As of March 31, 2022, the Fund had the following unfunded loan commitments as noted in the consolidated Schedule of Investments with a total principal amount of $1,067,657,030 reflected as unfunded loan commitments within the consolidated Statement of Assets and Liabilities.

Borrower	Type	Principal Amount	Value
AAH Topco, LLC	Delayed Draw	$4,364,226	$4,335,521
AAH Topco, LLC	Revolver	423,729	418,827
ACI Group Holdings, Inc.	Delayed Draw	3,723,214	3,670,090
Acquia, Inc.	Revolver	302,938	300,249
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	705,785	693,250
Affinity Hospice Int	Delayed Draw	5,239,105	5,214,086
Afiniti, Inc.	First Lien Term Loan	143,212	141,683
AG-Twin Brook Healthcare	Delayed Draw	7,570,000	7,477,816
AG-Twin Brook Healthcare	Delayed Draw	12,152,778	11,960,149
AG-Twin Brook Industrials	Delayed Draw	20,000,000	19,953,189
Air Comm Corporation, LLC	Delayed Draw	1,588,658	1,569,478
Air Comm Corporation, LLC	Delayed Draw	243,902	240,958
Air Comm Corporation, LLC	Revolver	950,612	939,135
Air Comm Corporation, LLC	Revolver	1,653,022	1,633,065
Alera Group Holdings, Inc.	Delayed Draw	24,983,658	24,822,885
Alpine Acquisition Corp.	Revolver	285,521	282,508
Any Hour, LLC	Delayed Draw	546,667	540,067
Any Hour, LLC	Delayed Draw	6,666,667	6,613,548
Any Hour, LLC	Revolver	2,000,000	1,975,854
Apex Service Partners, LLC	Delayed Draw	3,640,000	3,633,971
Apex Service Partners, LLC	Revolver	1,448,718	1,419,492
Appfire Technologies, LLC	Delayed Draw	8,538,686	8,427,077
Applied Technical Services	Delayed Draw	2,386,364	2,378,833
Applied Technical Services	Delayed Draw	3,409,091	3,399,195
Applied Technical Services	Revolver	90,909	89,704
Apptio, Inc.	Revolver	557,223	552,278
AQ Sage Buyer, LLC	Delayed Draw	18,750,000	18,664,720
AQ Sunshine, Inc.	Delayed Draw	16,270,833	16,070,423
AQ Sunshine, Inc.	Revolver	1,750,000	1,728,445
Ardurra Group LLC	Delayed Draw	651,720	644,919
Armada Parent, Inc.	Delayed Draw	2,000,000	1,976,216
Armada Parent, Inc.	Revolver	2,200,000	2,151,880
Aspen Opco, LLC	Revolver	2,272,727	2,245,289
AWT Merger Sub, Inc.	Delayed Draw	1,424,370	1,420,235

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
AWT Merger Sub, Inc.	Revolver	$928,571	$925,876
AxiomSL Group, Inc.	Delayed Draw	713,267	706,435
AxiomSL Group, Inc.	Revolver	731,098	724,096
BCHR US Acquisitions, Inc.	Delayed Draw	1,886,792	1,835,017
BCHR US Acquisitions, Inc.	Revolver	716,981	697,235
BCPE North Star US Holdings Co.	Delayed Draw	2,210,526	2,196,185
Beacon Mobility Corp.	Delayed Draw	91,427	90,141
Beacon Mobility Corp.	Delayed Draw	324,173	319,612
Beacon Mobility Corp.	Revolver	837,512	825,729
Bendon	Revolver	1,800,000	1,722,765
Benefit Street Technology	Revolver	2,666,667	2,607,861
Berlin Packaging LLC	Second Lien Term Loan	4,527,699	4,925,961
Biocare Medical LLC	Revolver	2,777,778	2,744,242
Blackbird Purchaser, Inc.	Delayed Draw	10,713,282	10,682,185
BlueHalo Global Holdings, LLC	Revolver	467,713	466,356
Bounteous, Inc.	Delayed Draw	4,300,000	4,222,340
Bounteous, Inc.	Revolver	1,488,000	1,461,126
BusinesSolver.com, Inc.	Delayed Draw	1,378,788	1,369,859
Caldwell & Gregory LLC	Delayed Draw	15,000,000	14,766,786
Carevet LLC	Delayed Draw	4,066,667	3,994,040
Carlisle Foodservice	Delayed Draw	2,268,724	2,268,108
CC SAG Acquisition Corp.	Delayed Draw	3,195,804	3,144,737
CC SAG Acquisition Corp.	Revolver	349,650	344,063
CFGI Holdings, LLC	Delayed Draw	2,189,781	2,183,425
CFGI Holdings, LLC	Revolver	1,751,825	1,730,605
Charger Intermediateco, Inc.	Delayed Draw	5,703,846	5,629,965
Citrin Cooperman Advisors, LLC	Delayed Draw	582,353	578,216
Classic Collision	Delayed Draw	7,473,404	7,420,466
Classic Collision	Revolver	1,382,979	1,373,182
Cleo Communications Holding, LLC	Revolver	2,140,000	2,101,778
Community Brands ParentCo, LLC	Delayed Draw	750,000	742,541
Community Brands ParentCo, LLC	Revolver	375,000	367,520
Community Medical Acquisition Corp.	Delayed Draw	4,333,814	4,276,217
Community Medical Acquisition Corp.	Revolver	3,683,963	3,603,017
Connect America.com, LLC	Revolver	672,304	658,552
Consolidated Label Co.	Revolver	1,339,286	1,329,799
Consolidated Label Co.	Revolver	578,516	574,418

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
CORA Health Holdings Corp.	Delayed Draw	$5,277,604	$5,213,887
CORA Health Holdings Corp.	Revolver	588,461	581,357
Covaris Intermediate 3, LLC	Delayed Draw	5,921,053	5,844,358
Covaris Intermediate 3, LLC	Revolver	1,184,211	1,157,065
Covercraft Parent II	Delayed Draw	2,225,000	2,203,247
CPF Dental LLC	Delayed Draw	17,045	16,686
CPF Dental, LLC	Delayed Draw	9,140	8,948
Credit Connection, LLC	Revolver	600,000	587,482
CRS TH Holdings Corp	Delayed Draw	6,355,932	6,317,102
CRS TH Holdings Corp	Revolver	4,237,288	4,190,238
D4C Dental Brands, Inc.	Delayed Draw	1,247,307	1,265,259
D4C Dental Brands, Inc.	Revolver	714,286	712,212
DataLink, LLC	Delayed Draw	1,185,484	1,144,554
DataLink, LLC	Revolver	282,258	272,513
DCA Holdings LLC	Delayed Draw	1,306,215	1,282,233
Deca Dental Holdings, LLC	Delayed Draw	3,333,333	3,293,090
Deca Dental Holdings, LLC	Revolver	1,111,111	1,097,697
Diligent Corporation	Delayed Draw	710,400	701,044
Dude Solutions Holdings	Revolver	123,764	122,666
Dwyer Instruments, Inc.	Delayed Draw	3,201,220	3,169,922
Dwyer Instruments, Inc.	Revolver	880,335	871,729
EAP Holdco, LLC	Delayed Draw	1,903,188	1,880,211
EAP Holdco, LLC	Revolver	1,804,883	1,783,093
Easy Ice, LLC	Delayed Draw	7,240,324	7,195,710
Charger Intermediateco, Inc.	Delayed Draw	2,016,129	2,005,309
Charger Intermediateco, Inc.	Revolver	604,839	601,593
ERC Holdings, LLC	Delayed Draw	3,550,296	3,510,658
ERC Holdings, LLC	Revolver	1,124,260	1,111,708
ERC Holdings, LLC	Revolver	5,270,856	5,166,605
ESG Investments, Inc	Delayed Draw	8,035,714	7,972,458
ESG Investments, Inc	Revolver	2,142,857	2,125,989
Fingerpaint Marketing, Inc.	Delayed Draw	10,296,637	10,069,574
Fingerpaint Marketing, Inc.	Revolver	1,680,108	1,643,058
FLS Holding, Inc.	Delayed Draw	5,000,000	4,942,254
FLS Holding, Inc.	Revolver	2,000,000	1,956,933
Fortis Life Sciences, LLC	Delayed Draw	11,106,063	10,971,979
Fortis Life Sciences, LLC	Revolver	1,826,087	1,804,041

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Fortis Solutions Group, LLC	Delayed Draw	$5,247,376	$5,184,235
Fortis Solutions Group, LLC	Revolver	1,799,100	1,759,498
FSS Buyer LLC	Revolver	920,223	907,276
Gainsight, Inc.	Revolver	2,625,000	2,577,140
Galway Borrower, LLC	Delayed Draw	438,990	433,690
Galway Borrower, LLC	Delayed Draw	1,084,966	1,071,867
Galway Borrower, LLC	Delayed Draw	561,265	556,076
Galway Borrower, LLC	Revolver	694,552	686,166
Galway Borrower, LLC	Revolver	814,315	804,484
Galway Borrower, LLC	Revolver	293,856	291,139
Galway Borrower, LLC	Delayed Draw	1,680,352	1,660,065
Galway Borrower, LLC	Revolver	879,765	869,144
GI Ranger Intermediate LLC	Delayed Draw	10,000,000	9,894,496
GovBrands Intermediate, Inc.	Delayed Draw	905,972	885,913
GovBrands Intermediate, Inc.	Revolver	917,000	893,078
Govdelivery Holdings, LLC	Delayed Draw	3,334,737	3,319,435
Govdelivery Holdings, LLC	Revolver	536,402	533,940
Graffiti Buyer, Inc.	Delayed Draw	5,044,643	4,983,739
Graffiti Buyer, Inc.	Revolver	1,723,586	1,702,777
GSV Holding, LLC	Delayed Draw	7,437,500	7,364,787
Quantic Electronics, LLC	Revolver	500,000	496,458
Higginbotham Insurance Agency, Inc.	Delayed Draw	23,487,735	23,487,735
Higginbotham Insurance Agency, Inc.	Delayed Draw	13,166,667	13,072,445
HPS Specialty Loan Fund V Feeder LP	First Lien Term Loan	80,625,000	80,625,000
HSI Halo Acquisition	Revolver	875,000	866,445
Iconic Purchaser Corporation	Revolver	1,538,462	1,504,505
IG Investments	Revolver	578,035	576,357
Imagine Acquisitionco, Inc	Delayed Draw	1,607,717	1,588,307
Imagine Acquisitionco, Inc	Revolver	1,157,556	1,143,581
Innovation Ventures Holdco, LLC	Delayed Draw	20,000,000	20,000,000
Inovalon Holdings, Inc.	Delayed Draw	1,349,649	1,330,439
insightsoftware	Delayed Draw	4,661,000	4,640,462
insightsoftware	Revolver	40,705	40,424
Integrated Oncology Network, LLC	Revolver	83,957	83,713
Integrated Power	Delayed Draw	3,167,877	3,136,906
Integrated Power	Revolver	2,730,835	2,704,137
Interoperability Bidco, Inc.	Revolver	1,304,348	1,292,810

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Invicti Intermediate 2, LLC	Revolver	$1,090,909	$1,069,332
Isaac Heating & Air Conditioning	Delayed Draw	947,368	938,294
Isaac Heating & Air Conditioning	Revolver	1,736,842	1,720,206
ISS Compressors Industries, Inc.	Revolver	62,500	59,481
J S Held LLC	Delayed Draw	10,607,894	10,607,894
JTM Foods, LLC	Delayed Draw	1,158,366	1,138,601
JTM Foods, LLC	Revolver	447,678	440,039
KBP Brands, LLC	Delayed Draw	20,000,000	19,868,454
KBP Investments LLC	Delayed Draw	3,868,190	3,868,190
Keystone Acquisition Corp.	Delayed Draw	3,260,870	3,255,810
Keystone Acquisition Corp.	Revolver	1,630,435	1,611,626
Keystone Agency Investors	Delayed Draw	615,789	605,628
Keystone Agency Investors	Delayed Draw	5,625,000	5,532,181
Komline-Sanderson Group, Inc.	Revolver	976,563	954,678
KPSKY Acquisition, Inc.	Delayed Draw	753,205	740,384
KWOR Acquisition, Inc.	Revolver	1,971,951	1,948,223
Lazer Spot Holdings, Inc.	Delayed Draw	4,722,813	4,682,393
Life Science Intermediate Holdings, LLC	Delayed Draw	3,750,000	3,705,405
Lithium Technologies, LLC	Revolver	367,018	363,761
LMG Holdings, Inc.	Revolver	285,714	282,393
LOC Performance Products	Revolver	3,213,443	3,180,099
Majco LLC	Delayed Draw	7,583,333	7,561,321
Majco LLC	Revolver	1,666,667	1,647,384
Marcone Yellowstone Buyer, Inc.	Delayed Draw	5,870,303	5,867,039
MBS Holdings, Inc.	Revolver	1,271,186	1,246,325
Mc Group Ventures Corporation	Delayed Draw	4,519,231	4,505,258
Mclarens Midco, Inc.	Revolver	3,485,026	3,450,954
MedMark Services, Inc.	Delayed Draw	4,063,846	4,036,682
MedMark Services, Inc.	Delayed Draw	415,962	413,181
Mindbody, Inc.	Revolver	1,428,571	1,415,894
System Planning and Analysis, Inc.	Revolver	2,195,341	2,158,322
Ministry Brands Merger Sub, LLC	Delayed Draw	5,649,718	5,581,595
Ministry Brands Merger Sub, LLC	Revolver	1,694,915	1,657,565
MRI Software LLC	Delayed Draw	17,500,000	17,430,924
MRI Software LLC	Delayed Draw	632,822	626,636
MRI Software LLC	Revolver	2,159,885	2,138,769
MyOrthos Management	Delayed Draw	230,068	227,819

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
National Dentex Labs LLC	Delayed Draw	$390,805	$383,473
National Dentex Labs LLC	Revolver	252,873	248,130
NCWS Intermediate	Delayed Draw	30,884	30,582
New Era Technology	Delayed Draw	456,066	455,606
New Era Technology	Revolver	95,014	94,918
New ILC Dover, Inc.	Delayed Draw	3,601,785	3,566,572
New ILC Dover, Inc.	Revolver	1,078,128	1,067,588
NL1 Acquire Corp.	Delayed Draw	2,598,371	2,054,319
NL1 Acquire Corp.	Delayed Draw	1,223,676	1,215,652
NL1 Acquire Corp.	Revolver	696,557	550,711
Northstar Recycling	Revolver	2,000,000	1,949,908
Novotech (Australia) Pty Limited	Delayed Draw	3,125,000	3,046,375
Oakbridge Insurance Agency LLC	Delayed Draw	15,086,207	14,984,456
Oakbridge Insurance Agency LLC	Revolver	442,529	436,223
OB Hospitalist Group	Revolver	1,717,557	1,680,538
Obagi Cosmeceuticals LLC	Revolver	2,500,000	2,492,743
OIA Acquisition, LLC	Delayed Draw	459,000	453,458
OIA Acquisition, LLC	Revolver	1,928,571	1,905,288
Olympic Buyer, Inc.	Revolver	2,352,941	2,291,192
Omni Intermediate Holdings, LLC	Delayed Draw	1,549,296	1,538,876
Omni Intermediate Holdings, LLC	Revolver	2,253,521	2,228,590
OneCare Media, LLC	Revolver	1,333,333	1,310,823
Ons Mso, LLC	Revolver	3,006,788	2,977,392
Patriot Growth Insurance Services, LLC	Delayed Draw	7,813,036	7,790,357
Patriot Growth Insurance Services, LLC	Revolver	2,660,377	2,628,633
PCS Software, Inc.	Revolver	363,714	362,658
PCX Holding Corp.	Revolver	625,000	623,186
PDQ	Revolver	1,764,706	1,736,356
Pegasus Global Enterprise Holdings, LLC	Delayed Draw	1,268,825	1,265,142
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	21,307,143	21,169,849
Pinnacle Dermatology Management, LLC	Delayed Draw	3,092,784	3,083,806
Pinnacle Dermatology Management, LLC	Revolver	804,124	792,442
Pinnacle Fertility, Inc.	Delayed Draw	12,500,000	12,407,286
Pinnacle Treatment Centers, Inc.	Revolver	285,714	284,885
Polyphase Elevator Holding Company	Delayed Draw	21,000,000	21,000,000
Potter Electric Signal Company, LLC	Delayed Draw	2,647,890	2,622,003

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Potter Electric Signal Company, LLC	Revolver	$448,864	$444,476
Premier Imaging, LLC	Delayed Draw	11,231,281	11,039,647
ProcessUnity Holdings, LLC	Delayed Draw	1,000,000	987,927
ProcessUnity Holdings, LLC	Revolver	1,000,000	977,948
Purfoods, LLC	Delayed Draw	1,125,000	1,121,735
QUALIFACTS	Revolver	263,158	260,823
Quality Automotive	Revolver	1,477,132	1,462,691
Quantic Electronics, LLC	Delayed Draw	1,419,994	1,409,936
Quantic Electronics, LLC	Revolver	428,397	425,363
Race Winning Brands, Inc.	Revolver	2,216,515	2,189,755
Ranger Buyer, Inc.	Revolver	1,538,462	1,519,949
RCS Healthcare	Revolver	208,333	206,338
RCS Industrials	Revolver	285,714	283,690
Recorded Future, Inc.	Revolver	178,771	177,185
RefrigiWear, LLC	Revolver	1,665,213	1,645,109
Regent Holding Company, LLC	Revolver	546,993	543,118
Reorg Research, Inc.	Delayed Draw	3,571,429	3,546,130
Revalize, Inc.	Delayed Draw	6,808,000	6,763,222
Revalize, Inc.	Revolver	255,375	252,420
RQM Buyer, Inc.	Delayed Draw	4,687,500	4,632,311
RSC Acquisition, Inc.	Revolver	8,690,548	8,605,585
RSC Acquisition, Inc.	Delayed Draw	7,301,205	7,212,764
S4T Holdings Corp.	Delayed Draw	4,545,455	4,513,716
Safety Borrower Holdings	Delayed Draw	1,694,915	1,689,995
Safety Borrower Holdings	Revolver	508,475	506,999
Seismic Software, Inc.	Delayed Draw	1,906,727	1,869,014
Seismic Software, Inc.	Revolver	272,390	267,002
Seko Global Logistics Network, LLC	Revolver	43,145	43,019
Smarsh, Inc.	Delayed Draw	6,666,667	6,626,259
Smarsh, Inc.	Revolver	1,666,667	1,648,240
Smile Doctors, LLC	Delayed Draw	1,436,396	1,426,977
Smile Doctors, LLC	Revolver	2,040,636	2,017,068
Sonny’s Enterprises, LLC	Revolver	640,244	638,385
Spartronics LLC	Revolver	375,307	374,218
Spartronics LLC	Revolver	218,127	217,494
Stanton Carpet Corp.	Revolver	1,189,468	1,175,323
SWK Buyer, Inc.	Delayed Draw	3,070,175	3,070,175

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
SWK Buyer, Inc.	Revolver	$1,105,263	$1,095,202
Syntax Systems Ltd.	Delayed Draw	4,950,495	4,891,624
Syntax Systems Ltd.	Revolver	876,568	866,143
Tamarack Intermediate, L.L.C.	Revolver	3,023,438	2,965,224
Technimark Holdings, LLC	Second Lien Term Loan	2,250,000	2,195,077
The Smilist Company	Revolver	356,075	348,223
The Smilist Management, Inc.	Delayed Draw	3,240,282	3,204,642
The Ultimus Group Midco, LLC	Revolver	1,424,528	1,410,601
The Vertex Companies, Inc.	Delayed Draw	3,913,043	3,828,315
The Vertex Companies, Inc.	Revolver	1,304,348	1,276,105
THG Acquisition, LLC	Delayed Draw	12,545,382	12,462,358
THG Acquisition, LLC	Revolver	743,884	735,247
Thunder Purchaser	Revolver	1,371,868	1,358,456
TigerConnect, Inc.	Delayed Draw	541,406	540,939
TigerConnect, Inc.	Revolver	1,875,000	1,835,913
Tilley Chemical Co., Inc.	Revolver	979,368	971,240
Tilley Chemical Co., Inc.	Revolver	1,523,462	1,506,546
Time Manufacturing Acquisition, LLC	Delayed Draw	5,479,452	5,346,633
Time Manufacturing Acquisition, LLC	Revolver	739,726	721,795
Titan Group Holdco, LLC	Delayed Draw	2,500,000	2,469,817
Titan Group Holdco, LLC	Delayed Draw	2,500,000	2,469,817
Titan Group Holdco, LLC	Delayed Draw	3,750,000	3,704,726
Titan Group Holdco, LLC	Revolver	800,000	790,342
Transtar Holding Company	Delayed Draw	1,448,276	1,429,635
Tribute Technology	Revolver	4,882,979	4,835,240
Trident Maritime Systems, Inc.	Revolver	333,333	332,366
Troy Gastroenterology, P.C.	Delayed Draw	2,561,576	2,554,141
Troy Gastroenterology, P.C.	Revolver	591,133	589,417
Trunk Acquisition, Inc.	Revolver	1,193,049	1,181,385
Trunk Acquisition, Inc.	Revolver	2,500,000	2,471,077
Turbo Buyer, Inc.	Delayed Draw	2,300,000	2,270,804
Turbo Buyer, Inc.	Delayed Draw	5,000,000	4,936,530
Turningpoint Healthcare	Revolver	1,816,524	1,798,765
Uniguest	Delayed Draw	1,592,105	1,587,484
Uniguest	Revolver	526,316	524,788
Urology Management Holdings, Inc.	Delayed Draw	1,287,014	1,271,631
Urology Management Holdings, Inc.	Revolver	1,190,476	1,172,883

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
USME Holdings LLC	Delayed Draw	$743,478	$741,320
USME Holdings LLC	Revolver	936,232	933,514
USRP Holdings, Inc.	Delayed Draw	6,892,844	6,810,181
USRP Holdings, Inc.	Revolver	634,409	620,469
USRP Holdings, Inc.	Revolver	3,093,186	3,047,476
V Global Holdings LLC	Revolver	9,721,467	9,529,188
Vale Insurance Services LLC	Revolver	2,204,403	2,179,926
Vardiman Black Holdings, LLC	Delayed Draw	11,721,369	11,683,225
Vetcor Professional Practices LLC	Delayed Draw	5,462,211	5,426,243
Vetcor Professional Practices LLC	Second Lien Delayed Draw	7,115,789	7,044,562
Vetcor Professional Practices LLC	Revolver	1,052,632	1,040,794
Vital Care Buyer, LLC	Revolver	1,244,444	1,240,832
VLS Recovery Services, LLC	Delayed Draw	5,952,381	5,880,518
VLS Recovery Services, LLC	Revolver	2,040,816	2,016,177
VRC Companies, LLC	Delayed Draw	1,837,500	1,824,301
VRC Companies, LLC	Revolver	562,500	558,459
Water Holdings Acquisition, LLC	Delayed Draw	3,817,808	3,801,924
Water Holdings Acquisition, LLC	Revolver	872,877	853,663
WCAS Orthopedics MSO, LLC	Revolver	1,724,138	1,703,322
Web P.T., Inc.	Revolver	1,312,500	1,300,853
WorkForce Software, LLC	Revolver	308,824	306,083
World Insurance Associates, LLC	Delayed Draw	8,321,311	8,202,049
Xifin, Inc.	Delayed Draw	1,649,591	1,616,964
Xifin, Inc.	Revolver	2,141,658	2,099,299
Zavation Medical Products, LLC	Revolver	1,621,622	1,602,044
Total		$1,067,657,030	$1,058,033,901

Valuation of Investments

The Fund’s Valuation Committee (“Valuation Committee”) oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved the valuation policy and procedures for the Fund (the “Valuation Procedures”). Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Corporate loans are generally valued using unobservable pricing inputs received from the Sub-Advisers or the Fund’s investment partners. The Investment Manager will continuously monitor the valuations of Fund investments provided by the Sub-Advisers and investment partners and review any material concerns with the Valuation Committee. The Investment Manager may conclude, however, in certain circumstances, that a fair valuation provided by a Sub-Adviser or investment partner does not represent the fair value of a Fund investment and is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund might value such investment at a discount or a premium to the value it receives from the Sub-Adviser or investment partner, in accordance with the Fund’s valuation procedures. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee. The Investment Manager may choose to value certain immaterial direct corporate loans internally upon approval of the Valuation Committee. The Board will consider, no less frequently than quarterly, all relevant information and the reliability of pricing information provided by the Sub-Advisers and investment partners. Additionally, the values of the Funds’ direct loan investments are adjusted daily based on the estimated total return that the asset will generate during the current quarter. The Investment Manager, Sub-Advisers and the Valuation Committee monitor these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each direct loan’s value is adjusted based on the actual income and appreciation or depreciation realized by such loan when its quarterly valuations and income are reported. This information is updated as soon as the information becomes available.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the first paragraph within this valuation of investments section.

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Investment Manager is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Investment Manager will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the consolidated Schedule of Investments and footnote 14 thereto. For the period ended March 31, 2022, the average balance outstanding and weighted average interest rate were $6,803,233 and 1.49%, respectively.

	2022
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$6,255,000	$—	$6,255,000
Total	$—	$—	$6,255,000	$—	$6,255,000

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Borrowing, Use of Leverage

On March 12, 2020, CCLF SPV, entered into a secured revolving credit facility (the “Facility”), pursuant to a Loan and Servicing Agreement with Massachusetts Mutual Life Insurance Company as the initial lender and other lenders from time to time as parties thereto (the “Lenders”), the Fund, Cortland Capital Market Services LLC as the Administrative Agent and Collateral Custodian and other parties. On March 29, 2022 (the “Termination Date”), the Facility was terminated. Prior to the Termination Date, the Facility provided for borrowings on a committed basis in an aggregate principal amount up to $1,500,000,000, which amount could be increased from time to time upon mutual agreement by the Lenders and CCLF SPV secured by the Fund’s equity interest in CCLF SPV and by CCLF SPV’s assets. In connection with the Facility, CCLF SPV has made certain customary representations and warranties and was required to comply with various customary covenants, reporting requirements and other requirements. The Facility contained events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of CCLF SPV or the Fund; (iii) a change of control of CCLF SPV; or (iv) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders could declare the outstanding advances and all other obligations under the Facility immediately due and payable.

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “New Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility provides for borrowings on a committed basis in an aggregate principal amount up to $1,825,000,000. Under the New Facility, the Fund has received a single 7-year term loan in the amount of $500,000,000

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

(“Term Loan”) and may borrow up to an additional $1,325,000,000 on a revolving basis (the “Revolving Loan”). The Revolving Loan may be increased from time to time in an aggregate of up to $1,175,000,000 on an uncommitted basis. The Revolving Loan matures on March 28, 2027, and the Term Loan matures on March 28, 2029.

In connection with the New Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a penalty rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the fiscal period ended March 31, 2022, the average balance outstanding, maximum amount borrowed and weighted average interest rate were $1,090,622,222, $1,250,000,000 and 2.64%, respectively. In addition, the interest rate at period end on the Term Loan and Revolving Loan were 3.11% and 2.44%, respectively. The interest expense during the fiscal period ended March 31, 2022, was $7,002,687. Commitment fees incurred are prepaid and amortized over the term of the loan. For the fiscal period ended March 31, 2022, fees were $659,072. Unused commitment fees for the fiscal period ended March 31, 2022 were $14,913.

Certain Fund investments are held by CCLF SPV. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement.

On March 24, 2022, the Fund entered into sale/buy-back agreements with Macquarie US Trading LLC (“Macquarie”), and pursuant to such agreements, the Fund assigned certain assets to Macquarie, with a corresponding repurchase obligation at an agreed-upon price within 120 days after the sale date (the “Macquarie Sale/Buy-Back”). The Macquarie Sale/Buy-Back has a funding cost of 0.9896 basis points (0.009896%) per day and is not subject to any additional fees. As of March 31, 2022, secured borrowings pursuant to the Macquarie Sale/Buy-Back were $204,168,415 with a maturity of 30-90 days. Interest expense on secured borrowings for the fiscal period ended March 31, 2022 were $163,879. Secured borrowings outstanding as of March 31, 2022 with Macquarie were as follows:

Loan Name	Trade Date	Maturity Date	Amount
AxiomSL Group, Inc.	March 24, 2022	May 23, 2022	$8,715,803
BP Purchaser, LLC	March 24, 2022	May 23, 2022	11,740,800
Community Medical Acquisition Corp.	March 24, 2022	May 23, 2022	19,599,860
Finthrive Software Intermediate Holdings, Inc.	March 24, 2022	May 23, 2022	9,790,000
FSS Buyer LLC	March 24, 2022	May 23, 2022	$14,504,253
Gainsight, Inc.	March 24, 2022	May 23, 2022	11,784,000

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

2. Significant Accounting Policies (continued)

Loan Name	Trade Date	Maturity Date	Amount
Heavy Construction Systems Specialists, LLC	March 24, 2022	May 23, 2022	15,654,400
KWOR Acquisition, Inc.	March 24, 2022	May 23, 2022	12,001,071
Mc Group Ventures Corporation	March 24, 2022	May 23, 2022	12,205,742
Omni Intermediate Holdings, LLC	March 24, 2022	May 23, 2022	17,820,845
PDQ	March 24, 2022	May 23, 2022	8,498,118
PT Intermediate Holdings III, LLC	March 24, 2022	May 23, 2022	10,353,192
Quest Software US Holdings, Inc.	March 24, 2022	May 23, 2022	9,832,000
Revalize, Inc.	March 24, 2022	May 23, 2022	15,810,876
Smile Doctors, LLC	March 24, 2022	May 23, 2022	15,576,905
TigerConnect, Inc.	March 24, 2022	May 23, 2022	10,280,550
Total			$204,168,415

Senior Notes

On March 29, 2022, the Fund issued Series A Senior Secured Notes (the “Notes”) in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027, and intends to issue an additional $250 million in Notes in a private placement by June 28, 2022. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

The table below sets forth a summary of the key terms of the series of Notes outstanding at March 31, 2022.

Series	Principal Outstanding March 31, 2022	Payment Frequency	Unamortized Offering Costs	Value March 31, 2022	Fixed Interest Rate	Maturity Date
A	$ 650,000,000	Semi-Annual	$ 185,000	$ 649,815,000	4.10%	March 28, 2027

The value presented above approximates fair value and reflects the carrying amount of the liability as reported on the Consolidated Statement of Assets and Liabilities. The Fund categorizes the Notes as Level 2 securities within the fair value hierarchy.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an ‘AA’ long-term rating by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the New Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the New Facility. The New Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Multi-Manager Risk

Fund performance is dependent upon the success of the Investment Manager and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of its investment objectives. To a significant extent, the Fund’s performance will depend on the success of the Investment Manager’s methodology in allocating the Fund’s assets to the Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers selected by the Investment Manager may underperform the market generally or other sub-advisers that could have been selected for the Fund. The Sub-Advisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund. In addition, the Sub-Advisers and Investment Manager invest independently of each other and may pursue investment strategies that “compete” with each other for investment opportunities, which could have the result of increasing an investment’s cost.

LIBOR Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR. In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. On March 5, 2021, ICE announced that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (a) immediately after December 31, 2021, in the case of the 1-week and 2-month U.S. dollar LIBOR settings; and (b) immediately after June 30, 2023, in the case of the remaining U.S. dollar LIBOR settings.

On July 29, 2021, the U.S. Federal Reserve, in connection with the Alternative Reference Rates Committee (“ARRC”), a steering committee comprised of large U.S. financial institutions, formally recommended the forward-looking Secured Overnight Financing Rate (“SOFR”) term rates proposed by CME Group, Inc. as the replacement for U.S. dollar LIBOR, marking the final step in the ARRC’s Paced Transition Plan implemented to encourage the adoption of SOFR. In addition, as of the date of this prospectus, the current nominated replacement for GBP-LIBOR is the Sterling Overnight Interbank Average Rate (“SONIA”). In July 2020, Bloomberg began publishing fall-backs that the International Swaps and Derivatives Association (“ISDA”) intends to implement in lieu of LIBOR with respect to swaps and derivatives. Given the inherent differences between LIBOR and SOFR, or any other alternative Benchmark Rate that may be established, including SONIA, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. In many cases, the nominated replacements, as well as other potential replacements, are not complete or ready to implement and require margin adjustments. There is currently no final consensus as to which Benchmark Rate(s) (along with any adjustment and/or permutation thereof) will replace all or any LIBOR tenors after the discontinuation thereof and there can be no assurance that any such replacement Benchmark Rate(s) will attain market acceptance.

Any transition away from LIBOR to one or more alternative Benchmark Rates is complex and could have a material adverse effect on the Fund’s business, financial condition and results of operations, including, without limitation, as a result of any changes in the pricing and/or availability of the Fund’s investments, negotiations and/or changes to the documentation for certain of the Fund’s investments, the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation, basis risks between investments and hedges, basis risks within investments (e.g., securitizations), costs of modifications to processes and systems, and/or costs of administrative services and operations, including monitoring of recommended conventions and Benchmark Rates, or any component of or adjustment to the foregoing.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

3. Principal Risks (continued)

It is not possible to predict whether there will be any further changes in the methods pursuant to which the LIBOR rates are determined and any other reforms to LIBOR that will be enacted in the United States, the U.K. or elsewhere, or the effects thereof. Any such changes or further reforms to LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR rates, which could have a material adverse impact on the value of the Fund’s investments and any payments linked to LIBOR thereunder.

LIBOR is likely to perform differently than in the past until the final phase-outs in 2023 and, ultimately, will cease to exist as a global benchmark going forward. Until an alternative Benchmark Rate(s) becomes generally accepted and regularly implemented in the market, the uncertainty as to the future of LIBOR, its eventual phase-out, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Pandemic Risk

The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally, and since then, the number of cases has fluctuated and new “variants” have been confirmed around the world. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund, the Investment Manager and Sub-Advisers have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers,

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

3. Principal Risks (continued)

or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

The foregoing could lead to increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes and markets, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Although vaccines are widely available in some parts of the world, the duration of the COVID-19 outbreak and its full impacts are unknown and the pace of recovery and response may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments.

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% on an annualized basis of the Fund’s Net Assets. The Investment Manager has contractually agreed to an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, distribution and servicing fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the average daily net assets of Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limitation and Reimbursement Agreement. The Expense Limitation and Reimbursement Agreement has an initial two-year term, which ends two years from the date of commencement of the Fund’s operations. The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms thereafter.

The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager (“allocated portion”). The portfolio management fees paid to Crescent Capital Group LP (“Crescent Capital”) are 1.00% on an annualized basis of the allocated portion of the Fund’s average daily assets managed by Crescent Capital and are paid monthly.

For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses were absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At March 31, 2022 the amount of these potentially recoverable expenses is $490,297 expiring on December 31, 2022. For the fiscal period ended March 31, 2022, the Investment Manager did not recover any previously waived expenses.

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the fiscal period ended March 31, 2022, the Fund’s allocated UMBFS fees are reported on the consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. For the fiscal period ended March 31, 2022, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator are reported on the consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the fiscal period ended March 31, 2022, are reported on the consolidated Statement of Operations.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

5. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2022:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$86,897,530	$6,319,615,266	$—	$6,406,512,796
Private Investment Vehicles	—	—	6,510,925	2,452,865,204	2,459,376,129
Collateralized Loan Obligations	—	5,833,944	90,396,005	—	96,229,949
Preferred Stocks	—	—	88,501,915	—	88,501,915
Subordinated Debt	—	—	5,468,056	—	5,468,056
Common Stocks	—	—	5,561,463	—	5,561,463
Warrants	—	—	1,279,790	—	1,279,790
Short-Term Investments	76,248,365	—	—	—	76,248,365
Total Investments, at fair value	$76,248,365	$92,731,474	$6,517,333,420	$2,452,865,204	$9,139,178,463

Other Financial Instruments[1]
Forward Contracts	$—	$1,421,668	$—	$—	$1,421,668
Total Assets	$76,248,365	$94,153,142	$6,517,333,420	$2,452,865,204	$9,140,600,131

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

5. Fair Value of Investments (continued)

Liabilities	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Reverse Repurchase Agreement	$—	$6,255,000	$—	$—	$6,255,000
Other Financial Instruments[1]
Forward Contracts	—	804,202	—	—	804,202
Total Liabilities, at fair value	$—	$7,059,202	$—	$—	$7,059,202

[1]

Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the fiscal period ended March 31, 2022:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt
Balance as of January 1, 2022	$4,588,192,457	$1,857,735	$18,045,328	$30,032,779	$15,450,000
Purchases	2,931,716,282	8,600	—	57,773,621	—
Sales/Paydowns	(1,167,089,398)	—	—	—	(9,951,620)
Realized gains (losses)[1]	562,530	—	—	—	1,620
Original issue discount and amendment fees	(5,802,815)	91,399	—	—	—
Accretion	1,541,336	—	41,401	—	—
Change in Unrealized appreciation (depreciation)	(24,952,082)	4,553,191	(1,154,281)	695,515	(31,944)
Transfers In2	22,647,455	—	73,463,557	—	—
Transfers Out[3]	(27,200,499)	—	—	—	—
Balance as of March 31, 2022	$6,319,615,266	$6,510,925	$90,396,005	$88,501,915	$5,468,056

	Warrants	Common Stocks	Total
Balance as of January 1, 2022	$1,152,261	$5,081,224	$4,659,811,784
Purchases	—	—	2,989,498,503
Sales/Paydowns	—	—	(1,177,041,018)
Realized gains (losses)	—	—	564,150
Original issue discount and amendment fees	—	—	(5,711,416)
Accretion	—	—	1,582,737
Change in Unrealized appreciation (depreciation)	127,529	480,239	(20,281,833)
Transfers In	—	—	96,111,012
Transfers Out	—	—	(27,200,499)
Balance as of March 31, 2022	$1,279,790	$5,561,463	$6,517,333,420

[1]	Senior Secured Loans includes paydown gains (losses) of $343,473.

[2]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

[3]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2022.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$90,396,005	Income approach	Interest Rate/ Discount Margin	6.85% - 16.50%	13.04%	Decrease
			Default Rate	3 CDR	3 CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment +24 months	Maturity, or Reinvestment +24 months	Decrease
			Prepayment Assumptions	25 CPR	25 CPR	Increase
			Reinvestment Assumptions	$98.5 - $99.00	$98.85	Decrease
Common Stocks	4,248,436	Market approach	Public Company Comparison - LTM Revenue Multiple	4.31x	4.31x	Increase
	1,213,027	Market approach	Public Company Comparison - LTM EBITDA Multiple	8.75x	8.75x	Increase
	100,000	Cost	Recent Transaction Price	$500	$500	N/A
Preferred Stocks	16,973,294	Income approach	Discount Rate	14.08%	14.08%	Decrease
	2,500,000	Market approach	Public Company Comparison - LTM EBITDA Multiple	8.75x	8.75x	N/A
	69,028,621	Cost	Recent Transaction Price	$500.00 - $980.10	$976.34	N/A
Private Investment Vehicles	6,510,925	Income approach	Weighted Average Cost of Capital	15.00%	15.00%	Decrease
Senior Secured Loans	2,408,471,560	Income approach	Discount Rate	5.29% - 14.02%	7.42%	Decrease
			LTM Revenue ($ Millions)	$20 - $3,016	$326	Increase
			Debt/EBITDA	0.60x - 15.2x	5.19x	Decrease
			Interest Coverage	0.70x - 49.14x	3.12x	Increase
	3,911,143,706	Cost	Recent Transaction Price	$96.47 - $102.85	$98.92	N/A
Subordinated Debt	5,468,056	Cost	Recent Transaction Price	$99.42	$99.42	N/A
Warrants	1,279,790	Market approach	Enterprise value ($ Millions)	$3,319 - $3,897	$3,608	Increase
			Cost of equity	13.50%	13.50%	Decrease
Total	$6,517,333,420

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares will not be subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the fiscal period ended March 31, 2022 are as follows:

Commencement Date	January 6, 2022
Repurchase Request	February 7, 2022
Repurchase Pricing date	February 7, 2022

Net Asset Value as of Repurchase Offer Date
Class I	$10.69

Amount Repurchased
Class I	$97,311,884

Percentage of Outstanding Shares Repurchased
Class I	1.76%

7. Federal Income Taxes

Fund Income Tax

At March 31, 2022, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments including proceeds from reverse repurchase agreements	$9,065,654,055
Gross unrealized appreciation	98,861,346
Gross unrealized depreciation	(31,591,938)
Net unrealized appreciation on investments	$67,269,408

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

7. Federal Income Taxes (continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the tax year ending December 31, 2021, permanent differences in book and tax accounting reclassified between paid-in capital and total distributable earnings were as follows:

Increases/(Decrease)
Capital	Total Distributable Earnings (Loss)
$408,676	$(408,676)

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation/(depreciation)
Investments	56,585,294
Foreign Currency	(62,219)
Organizational costs	(41,312)
Total distributable earnings	$56,481,763

The tax character of distributions paid during the tax years ended December 31, 2021 and December 31, 2020 were as follows:

	2021	2020
Distribution paid from:
Ordinary income	$165,497,728	$31,816,599
Return of Capital	28,307,888	4,439,794
Net long-term capital gains	7,900,814	1,478
Total distributions paid	$201,706,430	$36,257,871

Domestic Blocker Income Tax

The CCLF Holdings LLC (the “Domestic Blocker”) recorded a provision for income tax expense (benefit) for the fiscal period ending March 31, 2022, in the amount of $500,534. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

Deferred	$500,534

As of March 31, 2022, temporary differences between financial and tax reporting that give rise to deferred income taxes totaled $500,534, resulting principally from differences in the recognition of income from partnership investments and the treatment of unrealized appreciation/depreciation. The Domestic Blocker has a net deferred tax liability recorded as of March 31, 2022. Should a net deferred tax asset exist in the future, the Domestic Blocker will assess whether a valuation allowance should be booked to reserve against that asset.

The statutory rate and effective federal rate is 21%. The Fund is currently using an estimated tax rate of 3.95% for state and local tax, net of federal tax benefit.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

8. Investment Transactions

For the fiscal period ended March 31, 2022, purchases and sales of investments, excluding short-term investments, were $4,140,326,289 and $1,760,728,411, respectively.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts for the fiscal period ended March 31, 2022 in order to hedge overall portfolio currency risk. By entering into these contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2022, and the realized and unrealized gain (loss) during the fiscal period ended March 31, 2022 by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Net unrealized appreciation on forward contracts	Forward Contracts	$1,421,668	$804,202
Total		$1,421,668	$804,202

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Contracts	Total
Foreign Currency Exchange Contracts	$2,781,178	$2,781,178

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Contracts	Total
Foreign Currency Exchange Contracts	$1,959,136	$1,959,136

The quarterly average volumes of derivative instruments as of March 31, 2022 are as follows:

Derivatives not designated as hedging instruments	Short Forward Contracts
Foreign Exchange Contracts	16

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

11. Joint Ventures

In accordance with Regulation S-X and GAAP, the Fund is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the Fund has a controlling interest unless the business of the controlled subsidiary consists of providing services to the Fund. In accordance with Regulation S-X Rules 3-09 and 4-08(g), the Fund evaluates its unconsolidated subsidiaries as significant subsidiaries under the respective rules. As of March 31, 2022, Middle Market Credit Fund II, LLC and FBLC Senior Loan Fund, LLC were not considered significant subsidiaries under Regulation S-X Rule 1-02(w). Based on the requirements under Regulation S-X Rule 4-08(g), the summarized financial information of these unconsolidated subsidiaries is presented below:

Middle Market Credit Fund II, LLC (“Credit Fund”)
Consolidated Statements of Assets and Liabilities (Unaudited)
(amounts in thousands)

As of March 31, 2022
ASSETS
Investments, at fair value (amortized cost of $225,068)	$224,313
Cash, cash equivalents and restricted cash	21,800
Interest receivable	2,637
Receivable for investments sold/repaid	5,737
Total assets	$254,487

LIABILITIES AND MEMBERS’ EQUITY
Notes payable, net of unamortized debt issuance costs of $782	156,717
Interest and credit facility fees payable	975
Dividend payable	5,000
Other liabilities	411
Total liabilities	163,103

Members’ equity
Members’ contributions	90,805
Members’ distributions	(1,718)
Accumulated income from operations	2,297
Total members’ equity	91,384
Total liabilities and members’ equity	$254,487

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

11. Joint Ventures (continued)

Consolidated Statements of Operations (Unaudited)
(amounts in thousands)

For the three month period ended March 31, 2022
Investment income:
Interest income	$4,430
Other income	56
Total investment income	4,486

Expenses:
Professional fees	$92
Administrative service fees	19
Interest expense	1,200
Credit facility fees	19
Other general and administrative	75
Total expenses	1,405

Net investment income (loss)	3,081

Net realized gain (loss) on investments	—
Net change in unrealized appreciation (depreciation) on investments	(1,429)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments	(1,429)
Net increase (decrease) in net assets resulting from operations	$1,652

FBLC Senior Loan Fund, LLC
Consolidated Statement of Assets, Liabilities and Members’ Equity (Unaudited):

As of March 31, 2022
ASSETS
Investments, at fair value (amortized cost of $1,074,835,642)	$1,064,763,116
Cash and cash equivalents	30,782,489
Receivable for unsettled trades	28,457,033
Cash collateral on deposit with custodian	23,620,000
Interest receivable	5,328,098
Prepaid expenses and other assets	91,743
Total assets	$1,153,042,479

LIABILITIES
Revolving credit facilities (net of deferred financing costs of $2,242,628)	$629,807,369
Secured borrowings	67,529,687
Payable for unsettled trades	64,403,672
Interest and credit facility fees payable	2,290,672
Accounts payable and accrued expenses	744,386
Total liabilities	$764,775,786

MEMBERS’ CAPITAL
Capital contributed	383,495,510
Accumulated earnings	4,771,183
Total members’ capital	388,266,693
Total liabilities and members’ capital	$1,153,042,479

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

11. Joint Ventures (continued)

Consolidated Statement of Operations:

Investment income:
Interest from investments	$14,381,804
Interest from cash and cash equivalents	7,762
Total interest income	14,389,566
Fee and other income	39,890
Total investment income	14,429,456

Operating expenses:
Interest and credit facility financing expenses	3,367,982
Other general and administrative	436,154
Professional fees	198,266
Total expenses	4,002,402

Net investment income	10,427,054

Realized and unrealized loss on investments:
Net realized loss from investments	(8,769)
Net change in unrealized appreciation on investments	(13,239,936)
Net realized and unrealized loss on investments	(13,248,705)
Net decrease in members’ capital resulting from operations	$(2,821,651)

12. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of March 31, 2022:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co. Investment Fund V-L LP	Direct lending to a European private equity fund	$25,759,098	$24,401,197	$287,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
AG Direct Lending Fund II L.P.	Middle market direct lending	21,527,231	23,203,222	—	None	N/A	December 31, 2024 with one-year extensions available
AG Direct Lending Fund II (Unlevered) L.P.	Middle market direct lending	31,245,766	33,181,400	2,398,584	None	N/A	Fifth anniversary of the expiration of the commitment period with one one-year extension available
AG Direct Lending Fund III L.P.	Middle market direct lending	16,808,391	17,761,309	1,600,000	None	N/A	September 30, 2026 with one-year extensions available

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
AG DLI, L.P.	Middle market direct lending	$13,475,815	$14,607,969	$1,500,000	None	N/A	Fifth anniversary of the expiration of the commitment period with one one-year extension available
AG GTDL Fund II, L.P.	Middle market direct lending	31,409,805	33,312,552	2,400,000	None	N/A	Fifth anniversary of the expiration of the commitment period with one one-year extension available
AG GTDL Fund, L.P.	Middle market direct lending	4,486,876	4,764,428	820,000	None	N/A	Fifth anniversary of the expiration of the commitment period with one one-year extension available
AG KFHDL Fund, L.P.	Middle market direct lending	4,487,098	4,764,193	820,000	None	N/A	Fifth anniversary of the expiration of the commitment period with one one-year extension available
Annaly Credit Opportunities Onshore Fund, LP	Middle market direct lending	47,116,231	47,069,006	4,019,219	None	N/A	May 31, 2025 with two one-year extensions available
Ares Commercial Finance Feeder (A) LP	Direct lending to specialty finance companies	11,309,134	12,681,117	13,080,652	None	N/A	June 30, 2025
Barings Capital Investment Corporation	Middle market direct lending	95,000,000	96,538,348	—	None	N/A	Until the earlier of a liquidity event or July 13, 2027
Barings CMS Fund LP	Middle market direct lending	15,000,000	15,363,741	235,000,000	None	N/A	Until distribution of investment proceeds
Barings Private Credit Corporation	Middle market direct lending	700,000,000	713,231,063	—	Quarterly[2]	Redemptions permitted at the discretion of the investment manager	N/A

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
BlackRock Shasta CLO VII	Middle market direct lending	$303,230,769	$310,952,616	$353,769,231	None	Redemptions pursuant to the Note Purchase and Security Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	Earlier of twelve years from closing date and the amortization date (if any)
Chilly HP SCF Investor, LP	Preferred equity co-investment	1,967,311	1,994,119	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Crescent Mezzanine Partners VIIC, L.P.	Mezzanine level subordinated debt	5,540,346	6,470,643	3,599,265	None	N/A	December 21, 2025 available
Crestline Specialty Lending III (U.S.), LP	Middle market direct lending	8,176,593	8,586,724	22,255,003	None	N/A	December 1, 2028 with one-year extensions available
Endurance II L.P.	Direct lending to an international education company	9,738,307	10,482,512	300,000	None	N/A	Until the completion of the liquidation
FBLC Senior Loan Fund LLC	Middle market direct lending	78,562,000	80,785,411	—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Franklin BSP Lending Corporation	Middle market direct lending	32,327,541	42,720,074	—	Semi-Annually[1]	N/A	N/A
Golub Capital Direct Lending Corp.	Middle market direct lending	14,500,000	14,590,129	35,500,000	None	N/A	July 1, 2027 with extensions upon the approval of shareholders
HPS Mezzanine Partners 2019 LP	Mezzanine level subordinated debt	8,466,878	9,625,927	1,773,237	None	N/A	April 12, 2029 with one-year extensions available
HPS Specialty Loan Fund V Feeder LP	Secured debt origination	37,031,577	39,909,019	26,875,000	None	N/A	September 10, 2028 with 1 year extensions available
Marlin Credit Opportunity Fund LP	Middle market direct lending	68,345,004	68,889,218	31,654,996	None	N/A	May 19, 2028 with one-year extensions available

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Middle Market Credit Fund II, LLC	Middle market direct lending	$12,708,191	$15,234,266	$—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Minerva Co-Invest LP	Preferred equity co-investment	14,720,019	14,932,451	298,500	None	N/A	Until all investments are liquidated and all proceeds are distributed to the partners
Morgan Stanley Direct Lending Fund	Middle market direct lending	33,289,217	33,891,609	12,210,783	Quarterly[3]	N/A	N/A
New Mountain Guardian III BDC, LLC	Middle market direct lending	100,000,000	101,442,741	—	None	N/A	July 15, 2025 with one-year extensions available
NXT Capital Structured Note I, LLC	Middle market direct lending	59,124,117	59,574,210	122,725,383	None	Optional redemption subject to conditions being satisfied pursuant to the indenture and upon the direction of the investment manager or a majority of the holders of the subordinated notes	Until the company is dissolved pursuant to limited liability company agreement
Odyssey Co-investment Partners B, L.P.	Common equity co-investment	1,555,423	1,559,179	444,577	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Owl Rock Core Income Corp.	Middle market direct lending	100,000,000	100,714,713	—	Quarterly[2]	N/A	N/A
Owl Rock Technology Finance Corp.	Direct lending and mezzaning financing for technology and life-sciences companies	35,000,000	38,037,894	—	None	N/A	Until earliest of an Exchange Listing, the fifth anniversary of the final closing, and August 10, 2025

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Owl Rock Technology Finance Corp. II	Direct lending and mezzaning financing for technology and life-sciences companies	$12,019,807	$11,998,593	$62,980,193	None	N/A	Earlier of the five year anniversary of the Final Closing and the seven year anniversary of the Initial Closing, with two one-year extensions available
Providence Debt Fund III (Non-US) L.P.	Middle market direct lending	8,949,049	11,318,726	13,540,207	None	N/A	October 24, 2021 with one-year extensions available
Proxima Onshore Co-Invest, L.P.	Direct lending to a renewable energy company	578,571	606,210	9,421,429	None	N/A	Until the completion of the liquidation
Raven Asset Based Credit Fund II, LP	Asset based lending	9,529,551	9,752,140	15,589,013	None	N/A	January 2029 with two one-year extensions available available
Silver Point Loan Note Issuer LLC	Middle market direct lending	25,870,647	25,870,647	975,124,378	None	Optional redemption pursuant to the indenture upon the direction of a majority of the holders of the subordinated notes	November 25, 2034
Silver Point Specialty Credit Fund II, LP	Middle market direct lending	36,493,398	37,615,901	13,509,515	None	N/A	September 6, 2023 with one-year extensions available
Stellus Private Credit BDC Feeder, LP	Middle market direct lending	5,810,000	5,867,304	44,190,000	Subject to advisor approval	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Summit Partners Cred Offshort Fund II	Middle market direct lending	7,685,081	9,256,594	2,147,490	None	N/A	Eight anniversary of the fist draw-dwon date with two one-year extensions available
TCW Direct Lending VIII LLC	Middle market direct lending	8,021,297	8,098,653	41,978,703	None	N/A	Sixth anniversary of the final closing date

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Thompson Rivers, LLC	Middle market direct lending	$20,000,000	$22,386,067	$—	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
Varagon Capital Direct Lending Fund	Middle market direct lending	10,000,000	8,768,685	40,000,000	None	N/A	September 2026 with one-year extensions available
Varagon Structured Note Issuer I LLC	Middle market direct lending	265,000,000	268,400,382	235,000,000	None	Redemptions pursuant to the Indenture upon direction of a majority of the subordinated notes with the consent of the investment manager	October 2033 provided that the scheduled reinvestment end date is extended
Vista Credit Partner Fund III LP	Direct lending to middle market technology companies	19,848,884	21,376,574	30,643,706	None	N/A	March 31, 2027 with two one-year extensions available
Waccamaw River, LLC	Middle market direct lending	10,228,065	10,275,728	2,290,000	None	Redemptions permitted with the prior consent of the Board	Until cancellation of the Certificate of Formation
Total		$2,381,943,088	$2,452,865,204	$2,359,746,564

[1]	Up to 10% at each semi-annual tender offer

[2]	Up to 5% at each quarterly tender offer

[3]	Up to 2.5% at each quarterly tender offer

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
March 31, 2022 (Continued)

13. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The Fund commenced a repurchase offer April 14, 2022 as follows:

Commencement Date	April 14, 2022
Repurchase Request	May 16, 2022
Repurchase Pricing date	May 16, 2022

Net Asset Value as of Repurchase Offer Date
Class I	$10.66

Amount Repurchased
Class I	$225,106,363

Percentage of Outstanding Shares Repurchased
Class I	2.94%

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Corporate Lending Fund

Other Information
March 31, 2022 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Long-Term Capital Gains Designation

For the tax year ended December 31, 2021, the Cliffwater Corporate Lending Fund designates $7,900,814 as a long-term capital gain distribution.

For the tax year ended December 31, 2021, 0.0% of the dividends paid from net investment income, including short-term capital gains, are designated as qualified dividend income.

For the tax year ended December 31, 2021, 0.0% of the dividends paid from net investment income, including short-term capital gains are designated as dividends received deduction available to corporate shareholders.

Cliffwater Corporate Lending Fund

Fund Management
March 31, 2022 (Unaudited)

The identity of the members of the Board and the Fund’s officers and brief biographical information is set forth below. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the membership of the Board. The SAI is available, without charge by writing to the Fund, c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, WI 53212, or by calling the Fund toll-free at 1 (888) 442-4420.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS
Paul S. Atkins Year of Birth: 1958 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2021	Chief Executive Officer and Founder, Patomak Global Partners, LLC (financial services consulting firm) (2009-Present); Independent Chairman of the Board and Director, BATS Global Markets, Inc. (2012-2015); Member, Congressional Oversight Panel for TARP (2009-2010); Commissioner, U.S. Securities and Exchange Commission (2002-2008); Principal, PricewaterhouseCoopers LLP (1994-2002).	2	None
Dominic Garcia Year of Birth: 1978 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2021

Chief Pension Investment Strategist, CBRE Global Investors (June 2021-Present); Advisory Board of Milken Institute for Public Finance (2021-Present); Chief Investment Officer, New Mexico Public Employees Retirement Association (2017- June 2021); Senior Alpha Manager, State of Wisconsin Investment Board (2008-2017); Research Advisory Board Member, University of North Carolina Keenan Institute of Private Markets and the University of Chicago Harris Center for Municipal Finance (2020 to Present); Trustee, United World College-USA the Santa Fe Preparatory School endowment and the Santa Fe Community Foundation impact investment committee (2020-Present).

				2	None

Cliffwater Corporate Lending Fund

Fund Management
March 31, 2022 (Unaudited) (Continued)

INDEPENDENT TRUSTEES (CONTINUED)
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS
Paul J. Williams Year of Birth: 1956 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and Board Chairman	Since June 2021	Investment Consultant, Texas Association of Counties (1995-2020); Chief Investment Officer, Texas County & District Retirement System (1999-2018).	2	None

*	The fund complex consists of the Fund and Cliffwater Enhanced Lending Fund.

INTERESTED TRUSTEES AND OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS
Stephen L. Nesbitt** Year of Birth: 1953 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and President	President Since Inception; Trustee since June 2021	Chief Executive Officer and Chief Investment Officer, Cliffwater LLC (2004-Present).	2	None
Lance J. Johnson Year of Birth: 1967 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operations Officer, Cliffwater LLC (2014-Present); Senior Vice President, Brown Brothers Harriman & Co. (financial services firm) (2013-2014).	N/A	None

Cliffwater Corporate Lending Fund

Fund Management
March 31, 2022 (Unaudited) (Continued)

INTERESTED TRUSTEES AND OFFICERS (CONTINUED)
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception	Senior Vice President (2017-Present); Vice President, Senior Client Service Manager.	N/A	None
Bernadette Murphy Year of Birth: 1964 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since April 2021

Director, Vigilant Compliance, LLC (investment management solutions firm) (2018-Present); Director of Compliance and operations, B. Riley Capital Management, LLC (investment advisory firm) (2017-2018); Chief Compliance Officer, Dialectic Capital Management, LP (investment advisory firm) (2008-2018).

				N/A	None

*	The fund complex consists of the Fund and Cliffwater Enhanced Lending Fund.

**	Mr. Nesbitt is deemed an interested person of the Fund because he is an officer of the Investment Manager.

Cliffwater Corporate Lending Fund

Privacy Notice
March 31, 2022 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-(888)-442-4420

Cliffwater Corporate Lending Fund

Privacy Notice
March 31, 2022 (Unaudited) (Continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

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Investment Manager

Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank

State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
http://www.foreside.com

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Paul S. Atkins, Mr. Dominic Garcia, and Mr. Paul J. Williams are qualified to serve as the audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the fiscal period January 1, 2022 through March 31, 2022. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. "Other services" refer to professional services rendered by principal accountant for its review of the Fund's registration statement filed with the SEC and the issuance of consents for such filing. The following table presents fees paid by the Fund for professional services rendered by Cohen & Company, Ltd. for the fiscal period January 1, 2022 through March 31, 2022 and for the year ended December 31, 2021.

	2022	2021
Fee Category	Fees	Fees
Audit Fee	$270,000	$300,000
Audit-Related Fees	-	-
Tax Fees	12,000	12,000
All Other Fees	-	6,774
Total Fees	$282,000	$318,774

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal period January 1, 2022 through March 31, 2022 and for the year ended December 31, 2021, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2022	FYE 12/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 3/31/2022	FYE 12/31/2021
Registrant	0	0
Registrant's Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

See the Annual Report to Shareholders under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

AUDAX MANAGEMENT COMPANY, LLC

AUDAX MANAGEMENT COMPANY (NY), LLC

(TOGETHER, THE "FIRM")

VOTING POLICIES AND PROCEDURES

PURPOSE AND GENERAL STATEMENT

The purpose of these voting policies and procedures is to set forth the principles and procedures by which the Firm votes or gives consents with respect to the securities owned by the separate accounts and pooled investment vehicles advised by the Firm (each, an "Advised Vehicle" and collectively, the "Advised Vehicles") for which the Firm exercises voting authority and discretion (the "Votes"). For avoidance of doubt, a Vote includes: (i) any proxy and any shareholder vote or consent, including a vote or consent for a private company that does not involve a proxy; and (ii) any vote or consent provided on behalf of an Advised Vehicle which holds debt of a private company. These policies and procedures have been designed to help ensure that Votes are voted in what the Firm believes to be the best interests of the Advised Vehicles in accordance with the Firm's fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

These voting policies and procedures will be made available to the Advised Vehicles (and their investors) upon written request, subject to the provision that these policies and procedures are subject to change at any time without notice.

Copies of relevant proxy logs, identifying how proxies were voted in connection with an Advised Vehicle, will also be made available to the Advised Vehicles (and their investors) upon written request. Copies of relevant proxy logs, identifying how proxies were voted in connection with an Advised Vehicle, will also be made available to the Advised Vehicles (and their investors) upon written request.

POLICY

The Firm and its affiliates engage in a broad range of activities, including investment activities for their own account and for the account of other investment funds or accounts, and providing investment advisory and other services to funds, separate accounts and operating companies. In the ordinary course of conducting the Firm's activities, the interests of an Advised Vehicle may conflict with the interests of the Firm and/or other Advised Vehicles. For example, one Advised Vehicle may hold senior debt securities in one company while another Advised Vehicle holds equity securities in the same company. Should that company fall into financial distress, the interests of the Advised Vehicles holding senior debt could conflict with the interests of the Advised Vehicles holding equity.

Any conflicts of interest relating to the voting of Votes, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures. The guiding principle by which the Firm votes all Votes is to vote in what the Firm believes to be the best interests of each Advised Vehicle by maximizing the economic value of the relevant Advised Vehicle's holdings, taking into account the relevant Advised Vehicle's investment horizon, the contractual obligations under the relevant advisory agreements or comparable documents, and all other relevant facts and circumstances at the time of the vote. The Firm does not permit Voting decisions to be influenced in any manner that is contrary to, or dilutive of, this guiding principle.

It is the general policy of the Firm to vote or give consent on all matters presented to security holders in any Vote, and these policies and procedures have been designated with that in mind. However, the Firm reserves the right to abstain on any particular Vote or otherwise withhold its vote or consent on any matter if, in the judgment of the Chief Legal Officer or the relevant Firm investment professional, the costs associated with voting such Vote outweigh the benefits to the relevant Advised Vehicles or if the circumstances make such an abstention or withholding otherwise advisable and in the best interests of the relevant Advised Vehicles. In connection with the voting of Votes, the Firm's personnel may, in their discretion, meet with members of a company's management and discuss matters of importance to the Advised Vehicles and their economic interests.

PROCEDURES

Conflicts of Interest

The Firm's Chief Legal Officer and Chief Compliance Officer ("CCO") have the responsibility to monitor Votes for any conflicts of interest, regardless of whether they are actual or perceived. All proxy votes will require a mandatory conflicts of interest review by the Chief Legal Officer or CCO in accordance with these policies and procedures, which will include consideration of whether the Firm or any investment professional or other person recommending how to vote has an interest in how the proxy vote is voted that may present a conflict of interest. In addition, all Firm investment professionals are expected to perform their tasks relating to the voting of all Votes (including any proxy votes) in accordance with the principles set forth above, according the first priority to the best interest of the relevant Advised Vehicles.

If at any time any investment professional becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding any particular Voting decision, he or she should contact the CCO or Chief Legal Officer or any member of the Audax legal team. If any investment professional is pressured or lobbied either from within or outside the Firm with respect to any particular Voting decision, he or she should contact the CCO or Chief Legal Officer. The CCO or Chief Legal Officer will use his or her best judgment to address any such conflict of interest and ensure that it is resolved in accordance with his or her independent assessment of the best interests of the affected Advised Vehicles.

Where the Chief Legal Officer deems appropriate in his or her sole discretion, unaffiliated third parties may be used to help resolve conflicts. In this regard, the Chief Legal Officer will have the power to retain independent fiduciaries, consultants or professionals to assist with Voting decisions and/or to delegate voting or consent powers to such fiduciaries, consultants or professionals.

Voting

All Firm personnel are responsible for promptly forwarding all proxy materials, consent or proxy requests or notices or materials related thereto to a member of the Audax legal team. The Chief Legal Officer will be responsible for ensuring that each proxy is voted in a timely manner and as otherwise required by the terms of such proxy.

All proxy votes are initially referred to the Chief Legal Officer or appropriate investment professional for a voting decision. In most cases, the Chief Legal Officer or investment professional will make the decision as to the appropriate Vote decision. In making such decision, he or she may rely on any of the information and/or research available to him or her. If the investment professional is making the Voting decision, the investment professional will inform internal counsel of any such Voting decision, and if internal counsel does not object to such decision as a result of his or her conflict of interest review, the proxy will be voted in such manner. If the investment professional and internal counsel are unable to arrive at an agreement as to how to vote, then the Chief Legal Officer may consult with the Firm's Chief Operating Officer as to the appropriate vote, who will then review the issues and arrive at a decision based on the overriding principle of seeking the maximization of the economic value of the relevant Advised Vehicles' holdings.

Recordkeeping

The Firm's Recordkeeping Policies and Procedures apply to proxy votes. Firm personnel should refer to the Recordkeeping Policies and Procedures for additional guidance and information.

RESPONSIBILITY

The Chief Legal Officer will be responsible for administering these procedures.

LAST UPDATED: July 2019

Cliffwater LLC

PROXY POLICY AND PROCEDURE

Rule 206(4)-6 of the Advisers Act requires a registered investment adviser that exercises voting authority with respect to client securities to: (i) adopt written policies reasonably designed to ensure that the investment adviser votes in the best interest of its clients and addresses how the investment adviser will deal with material conflicts of interest that may arise between the investment adviser and its clients; (ii) disclose to its clients information about such policies and procedures; and (iii) upon request, provide information on how proxies were voted.

For its non-discretionary clients, Cliffwater does not have authority to vote client securities. These clients will receive their proxies, corporate actions, consents and other solicitations directly from their custodian or the relevant issuer or investment fund. These clients may contact their client service professionals with questions about a particular solicitation.

For its discretionary clients, Cliffwater generally takes responsibility for ensuring that proxies solicited by, or with respect to, the issuers of securities held in the client's investment account, and corporate actions and consents sought by such issuers (including tender offers and rights offerings) are voted. In most cases, the managers of the commingled funds and separate accounts holding the assets vote the proxy solicitations. However, Cliffwater will take such action in limited circumstances which may include private partnership amendments and consents and in the event that an individual security is held by the client outside of a commingled fund or separate account where the manager votes the securities. Cliffwater's discretionary clients may also retain the right to vote any proxies or take action relating to specified securities held in the client's investment account, provided the client gives timely written notice to Cliffwater.

Cliffwater will not put its own interests ahead of those of any of its client and will resolve any possible conflicts between its interests and those of the client in favor of the client. When voting proxies, Cliffwater follows procedures designed to identify and address material conflicts of interest that may arise between its interests and those of its clients. Accordingly, prior to voting any proxy, Cliffwater will determine whether a material conflict of interest exists. A conflict of interest will be considered material to the extent that it is determined that the conflict has the potential to influence Cliffwater's decision making in voting the proxy. If Cliffwater determines that there is a material conflict of interest related to the proxy solicitation, Cliffwater will take appropriate action to resolve the conflict which may include abstaining from a particular vote.

Cliffwater will seek to act solely in the best interests of its clients when exercising its voting authority. Cliffwater determines whether and how to vote proxies on a case-by-case basis. In making such determination, Cliffwater: (i) will attempt to consider all aspects of the vote that could affect the value of the issuer or that of the relevant client, (ii) will vote in a manner that it believes is consistent with the relevant client's stated objectives, (iii) generally will vote in accordance with the recommendation of the issuing company's management on routine and administrative matters, unless Cliffwater has a particular reason to vote to the contrary, and (iv) may not vote at all to the extent the outcome of the vote or action does not have a material impact on the issuer or value of its securities.

Under Rule 204-2 under the Advisers Act, Cliffwater must retain: (i) its voting policies and procedures; (ii) corporate action and proxy statements received; (iii) records of votes cast; (iv) records of client requests for voting information; and (v) any documents prepared by Cliffwater that were material to making a decision on how to vote. Under the circumstances where Cliffwater votes a proxy, corporate action or consent solicited by an issuer of securities or an investment fund, Cliffwater will document and maintain its voting record.

Cliffwater's General Counsel and Chief Compliance Officer must approve the engagement of any proxy advisory firm to assist in connection with voting client securities.

For private investment funds, Cliffwater may accept a seat on an advisory board or similar group for a fund in which one or more Cliffwater clients have invested. Cliffwater believes advisory board service benefits its clients by allowing Cliffwater greater insight into the fund and its strategies and that, in general, the interests of its clients as investors will be aligned with the interests of all investors in the fund. However, if the interests of Cliffwater's clients were to diverge from the interests of each other, the Cliffwater representative will take appropriate action to resolve the conflict which may include abstaining from a particular vote. Please see section III.B.7. for further information regarding Cliffwater's actions with respect to advisory boards.

Crescent Capital Group LP

PROXY POLICY AND PROCEDURE

Background

In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, "The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its clients. Under the Advisers Act, however, an adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client's behalf, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies." Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

● Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients' best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

● Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

● Describe to clients the adviser's proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures. Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority, as described in the Maintenance of Books and Records section of this Manual. The Advisers Act lacks specific guidance regarding an adviser's duty to direct clients' participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.

Risks

In developing these policies and procedures, Crescent considered numerous risks associated with the proxy voting process. This analysis includes risks such as:

• Crescent lacks written proxy voting policies and procedures;

• Proxies are not identified and processed in a timely manner;

• Proxies are not voted in Clients' best interests;

• Conflicts of interest between Crescent and a Client are not identified or resolved appropriately;

• Third-party proxy voting services do not vote proxies according to Crescent's instructions and in Clients' best interests;

• Proxy voting records, Client requests for proxy voting information, and Crescent's responses to such requests, are not properly maintained;

• Crescent lacks policies and procedures regarding Clients' participation in class actions; and

• Crescent fails to maintain documentation associated with Clients' participation in class actions. Crescent has established the following guidelines as an attempt to mitigate these risks.

Policies and Procedures

Proxy Voting

Crescent primarily invests Client assets in fixed income assets which typically do not issue proxies. However, Crescent's Clients also invest in equity securities and therefore may receive proxies in connection with such assets. Proxies are assets of Crescent's Clients that must be voted with diligence, care, and loyalty. Crescent will vote each proxy in accordance with its fiduciary duty to its Clients. Crescent will generally seek to vote proxies in a way that maximizes the value of Clients' assets. However, Crescent will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client's securities. The Portfolio Administration Group coordinates Crescent's proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires Crescent to maintain certain books and records associated with its proxy voting policies and procedures. Crescent's recordkeeping obligations are described in the Maintenance of Books and Records section of this Manual. The Compliance Group will ensure that Crescent complies with all applicable recordkeeping requirements associated with proxy voting.

Fixed-Income Securities

In addition to covering the voting of equity securities, this policy also applies generally to voting and/or consent rights relating to fixed income securities, including but not limited to, plans of reorganization, waivers and consents under applicable indentures. However, the policy does not apply to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. This proxy policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of Clients.

For the voting of fixed-income securities, Crescent believes the potential for material conflicts of interest between Clients and Crescent is limited. However, potential conflicts may arise where Crescent or its related persons or entities are named parties to, or are participating in, a bankruptcy work-out or similar committee. Potential conflicts of interest identified should be escalated in accordance with the "Conflicts of Interest" section below.

Absent specific Client instructions, Crescent has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:

● The Portfolio Administration Group shall coordinate with the custodian for each new Client account to ensure the account is set up so that proxy materials are forwarded to Crescent, either by mail or electronically.

● All proxy voting materials received by Crescent shall be immediately forwarded to the Portfolio Administration Group.

● The Portfolio Administration Group will review the list of Clients and compare the record date of the proxies with a security holdings list for the security or company soliciting the proxy vote. For any Client who has provided specific voting instructions, Crescent shall vote that Client's proxy in accordance with the client's written instructions. Clients who have selected a third party to vote proxies, and whose proxies were inadvertently received by Crescent, shall be forwarded to such third-party designee for voting and submission.

● The Portfolio Administration Group will provide all proxy solicitation information and materials to the appropriate Investment Personnel of Crescent (i.e., Portfolio Managers, Research Analysts, etc.) for their review and consideration.

● Crescent's Investment Personnel shall be responsible for making voting decisions with respect to all Client proxies for accounts where Crescent has proxy voting authority.

● The relevant member of the investment staff should inform the Portfolio Administration Group of his or her proxy vote decision. The Portfolio Administration Group will vote the proxy and submit it in a timely manner. The member of the investment staff must consider any conflicts of interest when making a proxy vote decision (see the "Conflicts of Interest" section below).

Conflicts of Interest

● The relevant investment professionals will consider whether Crescent is subject to any material conflict of interest in connection with each proxy vote. Supervised Persons must notify the Compliance Officers if they are aware of any material conflict of interest associated with a proxy vote. It is impossible to anticipate all material conflicts of interest that could arise in connection with proxy voting. The following examples are meant to help Supervised Persons identify potential conflicts:

○ Crescent provides investment advice to a publicly traded company (an "Issuer"). Crescent receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

○ Crescent provides investment advice to an officer or director of an Issuer. Crescent receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

○ An issuer or some other third party offers Crescent or a Supervised Person compensation in exchange for voting a proxy in a particular way;

○ A Supervised Person, or a member of a Supervised Person's household, has a personal or business relationship with an Issuer. Crescent receives a proxy solicitation from that Issuer; and

○ Crescent's Clients have potentially conflicting investments in the Issuer, including investments made in different parts of the Issuer's capital structure.

● If Crescent detects a material conflict of interest in connection with a proxy solicitation, the Company will abide by the following procedures:

○ The Compliance Officers will convene the Proxy Voting Committee (the "Committee"), which is comprised of Chief

Operating Officer ("COO"), Chief Financial Officer ("CFO"), and the CCO. The CCO serves as the Committee's chairperson.

○ The relevant member(s) of the investment staff or the Compliance Officers will describe the proxy vote under consideration and identify the perceived conflict of interest. The same individual(s) will also propose the course of action that they believe is in Crescent's Clients' best interests. The individual(s) presenting will tell the Committee why they believe that this course of action is most appropriate.

○ The Committee members will review any documentation associated with the proxy vote and evaluate the proposal presented. The Committee members may wish to consider, among other things:

■ A vote's likely short-term and long-term impact on the Issuer;

■ Whether the Issuer has responded to the subject of the proxy vote in some other manner;

■ Whether the issues raised by the proxy vote would be better handled by some other action by the government or the Issuer;

■ Whether implementation of the proxy proposal appears likely to achieve the proposal's stated objectives; and

■ Whether the proposal appears consistent with Clients' best interests.

○ If the Committee is unable to reach a unanimous decision regarding the proxy vote, Crescent will, at its own expense, engage an outside proxy voting service or consultant to make a recommendation. The CCO will retain documentation of the proxy voting service or consultant's recommendation and will vote Clients' proxies in accordance with that recommendation.

● If no material conflict of interest is identified, the Portfolio Administration Group shall vote the proxy in accordance with the investment staff's recommendation.

● Crescent will not neglect its proxy voting responsibilities, but the Company may abstain from voting if it deems that abstaining is in its Clients' best interests. For example, Crescent may be unable to vote securities that have been lent by the custodian. Also, proxy voting in certain countries involves "share blocking," which limits Crescent's ability to sell the affected security during a blocking period that can last for several weeks. Crescent believes that the potential consequences of being unable to sell a security usually outweigh the benefits of participating in a proxy vote, so Crescent generally abstains from voting when share blocking is required. The Portfolio Administration Group will prepare and maintain memoranda describing the rationale for any instance in which Crescent does not vote a Client's proxy.

● The Portfolio Administration Group will retain the following information in connection with each proxy vote:

○ The Issuer's name;

○ The security's ticker symbol or CUSIP, as applicable;

○ The shareholder meeting date;

○ The number of shares that Crescent voted;

○ A brief identification of the matter voted on;

○ Whether the matter was proposed by the Issuer or a security-holder;

○ Whether Crescent cast a vote;

○ How Crescent cast its vote (for the proposal, against the proposal, or abstain); and

○ Whether Crescent cast its vote with or against management.

● If Crescent votes the same proxy in two directions, the Portfolio Administration Group will maintain documentation describing the reasons for each vote (e.g., Crescent believes that voting with management is in Clients' best interests, but Client X gave specific instructions to vote against management).

● Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client's attempt to influence proxy voting with respect to other Clients' securities should be promptly reported to the CCO.

● Proxies received after a Client terminates its advisory relationship with Crescent will not be voted. The Portfolio Administration Group will promptly return such proxies to the sender, along with a statement indicating that Crescent's advisory relationship with the Client has terminated, and that future proxies should not be sent to Crescent.

Legal Actions

From time to time, Crescent clients and former clients own or have owned securities that are the subject of class action lawsuits or bankruptcy proceedings. Generally, holders of securities within a given class period or bankruptcy are entitled to participate in the recovery or settlement in a lawsuit by filing a Proof of Claim. All class members normally are bound by a court-approved settlement or judgment unless they have filed a timely Opt Out notice with the court or claims administrator.

Crescent views filing of Proofs of Claim in lawsuits as a corporate action that normally is to be performed by the custodian for the client or fund. In addition, the decision to file an Opt Out notice is an individual decision to be made by the client or fund.

Normally, custodians will receive notices of rights to participate in, or opt out of class action settlements or bankruptcy proceedings. Crescent sometimes receives such notices and has adopted procedures to assist its clients and funds in the performance legal action processing functions. Crescent's actions and responsibilities with respect to legal actions will depend on the role of the Firm with respect to the client or fund.

For Investment Advisory Accounts, Crescent will:

● not take responsibility for filing notices regarding Opt Out rights and Proofs of Claim on behalf of the Investment Advisory Account, and

● notify the Investment Advisory Account's third party custodian, with a copy to the client/fund, of any Opt Out Notice or Proof of Claim received by Crescent from the settlement administrator or the court that is addressed to the Investment Advisory Account at Crescent's address.

For Crescent/BNY Mellon Custodial Accounts:

● Crescent will distribute to its clients and funds notices regarding Opt Out rights relating to those clients and funds to the extent Crescent receives written notice of such rights.

● BNY Mellon will file Proofs of Claim for the Custodial Accounts except when the Account notifies Crescent that it intends to opt out (or has already opted out).

● Crescent has given BNY Mellon a standing instruction to file Proofs of Claim on behalf of Crescent/BNY Mellon Custodial

Accounts except where the account holder notifies the Firm of the exercise of its Opt Out right.

For Crescent Funds, if Crescent receives written notice of the right to participate in or opt out of, a legal action, the Firm will:

● notify the Product Group who will make the determination whether to exercise Opt Out rights relating to those Crescent Funds, and

● notify Legal of the timing and filing requirements for a Proof of Claim. Legal will coordinate with the Product Group's analysts and/or custodian to ensure that the Proofs of Claim for the Funds are filed unless the Fund has elected to opt out of the class.

Portfolio Administration Group will present copies of all proxy voting material and notices of class action, bankruptcy and other security related proceedings to the Crescent Trading and Brokerage Committee at the Committee meeting immediately following the receipt of such materials.

Disclosures to Clients and Investors

Crescent includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients and Investors can contact the Compliance Group to obtain a copy of these policies and procedures and information about how Crescent voted with respect to the Client's securities.

Any request for information about proxy voting or class actions should be promptly forwarded to the Compliance Group, who will respond to any such requests.

As a matter of policy, Crescent does not disclose how it expects to vote on upcoming proxies. Additionally, Crescent does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members.

The following table provides biographical information about the members of Cliffwater LLC (the "Investment Manager") and Crescent Capital Group LP (the "Sub-Advisers"), who are primarily responsible for the day-to-day portfolio management of the Cliffwater Corporate Lending Fund as of June 9, 2022:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Stephen L. Nesbitt	Chief Executive Officer and Chief Investment Officer	Since Inception	Chief Executive Officer, Chief Investment Officer, Cliffwater LLC (2004-Present)	Portfolio Management
Jason A. Breaux	Managing Director	Since December 27, 2019	Managing Director, Crescent Capital Group LP (2000-Present)	Portfolio Management
John S. Bowman	Managing Director	Since December 27, 2019	Managing Director, Crescent Capital Group LP (2012-Present)	Portfolio Management
Christopher G. Wright	Managing Director	Since December 27, 2019	Managing Director, Crescent Capital Group LP (2001-Present)	Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Cliffwater Corporate Lending Fund, for which the members of the Investment Committee of the Sub-Adviser are primarily responsible for the day-to-day portfolio management as of March 31, 2022:

Name of Portfolio Management Team Member	Number of Accounts and Total Value (in millions) of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value (in millions) of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Stephen L. Nesbitt	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	2 Accounts $7,221	0 Accounts N/A	15 Accounts $1,596
Jason A. Breaux*	2 Accounts $1,989	19 Accounts $3,477	2 Accounts $605	0 Accounts N/A	0 Accounts N/A	1 Account $339
John S. Bowman*	1 Account $501	23 Accounts $6,166	2 Account $710	0 Accounts N/A	7 Accounts $1,211	2 Accounts $831
Christopher G. Wright*	1 Account $501	32 Accounts $11,811	2 Accounts $605	0 Account N/A	7 Accounts $1,897	0 Accounts N/A

*	As of December 31, 2021.

Conflicts of Interest

The Investment Manager, Sub-Advisers and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager, a Sub-Adviser or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Other accounts managed by a Portfolio Manager may not be managed using the same investment models that are used in connection with the management of the Fund. If the Investment Manager, a Sub-Adviser or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager and Sub-Advisers have adopted procedures for allocating portfolio transactions across multiple accounts. The Investment Manager and Sub-Advisers have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager

Cliffwater LLC - Stephen L. Nesbitt has ownership and financial interests in, and may receive compensation and/or variable profit distributions from, the Investment Manager based on the Investment Manager's financial performance, such as its overall revenues and profitability. Mr. Nesbitt's compensation is not tied to the Fund's performance, except to the extent that the fee paid to the Investment Manager impacts the Investment Manager's financial performance.

Crescent Capital Group LP - Crescent Capital typically compensates fund portfolio managers with a base salary, a targeted year-end bonus that is tied to performance, and an equity stake in Crescent Capital. Crescent Capital's equity and compensation plan was designed based on the advice of a leading compensation consultant in the financial services industry. The equity stakes professionals receive are "real" equity, not phantom, and grow in value as the value of the company increases, creating incentives to attract, motivate, and retain employees. Crescent Capital may also provide the fund portfolio managers additional compensation in the form of fee sharing and incentive fees tied to performance. Portfolio manager compensation is not linked directly to asset growth. Nevertheless, the equity component of Crescent Capital's compensation is tied to the overall profitability of the firm, which, in essence is correlated with the firm's ability to grow assets. Crescent Capital does not believe that such a substantial part of the portfolio managers' compensation is so directly tied to performance that there is an incentive to take undue risk with client assets.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team's Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member[1]:
Stephen L. Nesbitt	Over $1,000,000
Jason A. Breaux	None
John S. Bowman	None
Christopher G. Wright	None

[1]	As of March 31, 2022

(b) Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)	The registrant's President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4) Change in the registrant's independent public accountant. Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Corporate Lending Fund

By (Signature and Title)*	/s/ Stephen Nesbitt

Stephen Nesbitt, President
(Principal Executive Officer)

Date	June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)

Date	June 9, 2022

By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)

Date	June 9, 2022